DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Apr. 30, 2013
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	GENEREX BIOTECHNOLOGY CORP
Entity Central Index Key	0001059784
Entity Filer Category	Accelerated Filer
Trading Symbol	gnbt
Document Period End Date	Apr 30, 2013

INTERIM CONSOLIDATED BALANCE SHEETS (USD $)	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011
ASSETS
Cash and cash equivalents	$ 406,581	$ 246,309	$ 2,798,797
Accounts receivable		0	8,690
Inventory (Note 6)		0	717,442
Other current assets	68,481	200,552	225,052
Total Current Assets	475,062	446,861	3,749,981
Property and Equipment, Net (Note 3)	95,933	704,678	1,271,867
Assets Held for Investment, Net (Note 3)	655,906	858,377	3,634,929
Patents, Net (Note 4)	2,391,896	2,634,458	3,349,588
TOTAL ASSETS	3,618,797	4,644,374	12,006,365
LIABILITIES AND STOCKHOLDERS' (DEFICIENCY)/EQUITY
Accounts payable and accrued expenses (Note 7)	7,426,919	7,015,652	7,738,179
Deferred revenue	229,621	263,125	369,748
Current maturities of long-term debt (Note 10)	625,793	1,222,746	1,210,271
Total Current Liabilities	8,282,333	8,501,523	9,318,198
Long-Term Debt, Net (Note 10)	0	441,415	1,869,795
Derivative Warrant Liability (Note 12)	3,436,312	4,081,627	8,745,508
Derivative Additional Investment Rights Liability (Note 12)		0	515,000
Total Liabilities	11,718,645	13,024,565	20,448,501
Commitments and Contingencies (Note 8)
Stockholders' Deficiency (Notes 11 and 13):
Common stock, $.001 par value; authorized 750,000,000 shares at July 31, 2012 and 2011, respectively; 354,161,297 and 308,519,768 shares issued and outstanding at July 31, 2012 and 2011, respectively	500,955	354,161	308,520
Additional paid-in capital	352,817,393	348,099,813	338,124,525
Deficit accumulated during the development stage	(362,713,813)	(357,611,780)	(347,744,756)
Accumulated other comprehensive income	764,617	777,615	869,575
Total Stockholders' Deficiency	(8,099,848)	(8,380,191)	(8,442,136)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	3,618,797	4,644,374	12,006,365
Series A Convertible Preferred Stock [Member]
Stockholders' Deficiency (Notes 11 and 13):
9% Convertible Preferred Stock	0	0	0
Series B Convertible Preferred Stock [Member]
Stockholders' Deficiency (Notes 11 and 13):
9% Convertible Preferred Stock	0	0	0
Series C Convertible Preferred Stock [Member]
Stockholders' Deficiency (Notes 11 and 13):
9% Convertible Preferred Stock	0	0
Series D Convertible Preferred Stock [Member]
Stockholders' Deficiency (Notes 11 and 13):
9% Convertible Preferred Stock	$ 531,000	$ 0

INTERIM CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,500,000,000	750,000,000	750,000,000
Common stock, shares issued	500,955,195	354,161,297	308,519,768
Common stock, shares outstanding	500,955,195	354,161,297	308,519,768
Series A Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	5,500	5,500	5,500
Convertible preferred stock, shares issued	0	0	1,287
Convertible preferred stock, shares outstanding	0	0	1,287
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Series B Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	2,000	2,000	0
Convertible preferred stock, shares issued	0	1,490	0
Convertible preferred stock, shares outstanding	0	1,490	0
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Series C Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	750	0
Convertible preferred stock, shares issued	0	0
Convertible preferred stock, shares outstanding	0	0
Series D Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	750	0
Convertible preferred stock, shares issued	531	0
Convertible preferred stock, shares outstanding	531	0

INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			201 Months Ended	210 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012	Apr. 30, 2013
Revenues, net	$ 0	$ 7,012	$ 0	$ 21,901	$ 28,651	$ 291,628	$ 1,172,611	$ 5,110,784	$ 5,110,784
Cost of Goods Sold	0	2,230	0	9,122	11,109	155,619	812,266	1,620,375	1,620,375
Gross profit	0	4,782	0	12,779	17,542	136,009	360,345	3,490,409	3,490,409
Operating Expenses:
Research and development	478,110	1,127,047	1,631,987	3,835,715	4,987,236	10,250,397	13,361,156	131,975,964	133,607,951
Research and development - related party	0	0	0	0	0	0	0	220,218	220,218
Selling and marketing	0	18,258	0	167,316	165,175	1,025,774	3,709,767	9,333,214	9,333,214
General and administrative	955,530	1,325,747	3,032,464	3,732,027	4,889,179	13,392,920	12,719,239	147,802,156	150,834,620
General and administrative - related party	0	0	0	0	0	0	0	314,328	314,328
Total Operating Expenses	1,433,640	2,471,052	4,664,451	7,735,058	10,041,590	24,669,091	29,790,162	289,645,880	294,310,331
Operating Loss	(1,433,640)	(2,466,270)	(4,664,451)	(7,722,279)	(10,024,048)	(24,533,082)	(29,429,817)	(286,155,471)	(290,819,922)
Other Income (Expense):
Miscellaneous income (expense)	0	0	0	0	0	489,292	750	686,303	686,304
Income from assets held for investment, net (Note 3)	126,701	1,148,526	1,210,567	1,928,850	2,206,216	349,458	206,575	4,334,257	5,544,824
Interest income	22	450	329	1,215	1,519	6,455	27,045	7,781,893	7,782,221
Interest expense	(86,421)	(423,674)	(453,677)	(518,506)	(592,525)	(208,906)	(210,083)	(69,008,682)	(69,462,359)
Change in fair value of derivative liabilities (Note 12)	2,690,786	2,608,825	(1,092,504)	(1,603,720)	(1,081,440)	2,220,916	4,125,590	(715,977) [1]	(1,808,481) [2]
Loss on extinguishment of debt	0	0	0	0	0	0	0	(14,134,068)	(14,134,068)
Net Loss Before Undernoted	1,297,448	867,857	(4,999,736)	(7,914,440)	(9,490,278)	(21,675,867)	(25,279,940)	(357,211,745)	(362,211,481)
Minority Interest Share of Loss	0	0	0	0	0	0	0	3,038,185	3,038,185
Net loss	1,297,448	867,857	(4,999,736)	(7,914,440)	(9,490,278)	(21,675,867)	(25,279,940)	(354,173,560)	(359,173,296)
Preferred Stock Dividend	0	376,746	102,297	376,746	376,746	766,417	0	3,438,220	3,540,517
Net Loss Available to Common Stockholders	$ 1,297,448	$ 491,111	$ (5,102,033)	$ (8,291,186)	$ (9,867,024)	$ (22,442,284)	$ (25,279,940)	$ (357,611,780)	$ (362,713,813)
Net (Loss)/Income Per Common Share (Note 8)
Basic	$ 0.003	$ 0.003	$ (0.012)	$ (0.024)
Diluted	$ 0.002	$ 0.003	$ (0.012)	$ (0.024)
Basic and Diluted Net Loss Per Common Share (Note 16) (in dollars per share)		$ 0.003			$ (0.03)	$ (0.08)	$ (0.1)
Shares Used to Compute (Loss)/Earnings per Share (Note 8)
Basic	491,220,657	345,539,723	413,135,599	326,340,807
Diluted	713,150,718	345,543,799	413,135,599	326,340,807
Weighted Average Number of Shares of Common Stock Outstanding - basic and diluted (Note 16) (in shares)					332,333,583	284,818,486	144,409,840

[1]	includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to July 31, 2012" column. See Note 12 - Derivative Liabilities.
[2]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to April 30, 2013" column. See Note 11 - Derivative Warrant Liability.

STATEMENT OF CHANGES IN STOCKHOLDERS' (DEFICIENCY)/EQUITY (USD $)	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Notes Receivable Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Nov. 01, 1995	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Nov. 01, 1995	0	0	0
Issuance of common stock for cash	0	4,588	0	2,388,728	0	0	0	2,393,316
Issuance of common stock for cash (in shares)	0	4,587,764	0
Costs related to issuance of common stock (including private placement)	0	0	0	(10,252)	0	0	0	(10,252)
Founders Shares transferred for services rendered	0	0	0	330,025	0	0	0	330,025
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(693,448)	0	(693,448)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(4,017)	(4,017)
Total Comprehensive Income (Loss)						(693,448)	(4,017)	(697,465)
Balance at Jul. 31, 1996	0	4,588	0	2,708,501	0	(693,448)	(4,017)	2,015,624
Balance (in shares) at Jul. 31, 1996	0	4,587,764	0
Issuance of common stock for cash	0	4,412	0	2,916,181	0	0	0	2,920,593
Issuance of common stock for cash (in shares)	0	4,412,354	0
Costs related to issuance of common stock (including private placement)	0	0	0	(135,381)	0	0	0	(135,381)
Founders Shares transferred for services rendered	0	0	0	23,481	0	0	0	23,481
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(1,379,024)	0	(1,379,024)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	3,543	3,543
Total Comprehensive Income (Loss)						(1,379,024)	3,543	(1,375,481)
Balance at Jul. 31, 1997	0	9,000	0	5,512,782	0	(2,072,472)	(474)	3,448,836
Balance (in shares) at Jul. 31, 1997	0	9,000,118	0
Shares issued pursuant to reverse merger and acquisition	0	1,105	0	(1,105)	0	0	0	0
Shares issued pursuant to reverse merger and acquisition (in shares)	0	1,105,000	0
Issuance of common stock for cash	0	1,174	0	2,931,959	0	0	0	2,933,133
Issuance of common stock for cash (in shares)	0	1,173,253	0
Issuance of common stock in exchange for services rendered	0	458	0	572,727	0	0	0	573,185
Issuance of common stock in exchange for services rendered (in shares)	0	458,901	0
Issuance of warrants in exchange for services rendered	0	0	0	534,000	0	0	0	534,000
Exercise of warrants for cash	0	234	0	15,374	0	0	0	15,608
Exercise of warrants for cash (in shares)	0	234,000	0
Issuance of stock	1	0	0	99	0	0	0	100
Issuance of stock (in shares)	1,000	0	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(4,663,604)	0	(4,663,604)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(198,959)	(198,959)
Total Comprehensive Income (Loss)						(4,663,604)	(198,959)	(4,862,563)
Balance at Jul. 31, 1998	1	11,971	0	9,565,836	0	(6,736,076)	(199,433)	2,642,299
Balance (in shares) at Jul. 31, 1998	1,000	11,971,272	0
Repurchase of common stock and adjustment for exercise of warrants recorded	0	(324)	0	(2,530,301)	0	0	0	(2,530,625)
Repurchase of common stock and adjustment for exercise of warrants recorded (in shares)	0	(323,920)	0
Issuance of common stock for cash	0	1,791	0	7,797,248	0	0	0	7,799,039
Issuance of common stock for cash (in shares)	0	1,790,814	0
Redemption of Stock	0	(15)	0	(119,051)	0	0	0	(119,066)
Redemption of Stock (in shares)	0	(15,357)	0
Issuance of common stock in exchange for services rendered	0	314	0	1,349,861	0	0	0	1,350,175
Issuance of common stock in exchange for services rendered (in shares)	0	314,488	0
Issuance of warrants in exchange for services rendered	0	0	0	1,054,374	0	0	0	1,054,374
Issuance of stock options in exchange for services rendered	0	0	0	92,500	0	0	0	92,500
Stock adjustment	0	1	0	(1)	0	0	0	0
Stock adjustment (in shares)	0	714	0
Exercise of warrants for cash	0	389	0	1,941,484	0	0	0	1,941,873
Exercise of warrants for cash (in shares)	0	388,375	0
Exercise of warrants and stock options in exchange for note receivable	0	95	0	473,787	(473,882)	0	0	0
Exercise of warrants and stock options in exchange for note receivable (in shares)	0	94,776	0
Issuance of stock	0	13	0	66,967	0	0	0	66,980
Issuance of stock (in shares)	0	13,396	0
Reduction of note receivable in exchange for services rendered	0	0	0	0	38,979	0	0	38,979
Exercise of warrants for shares tendered	0	506	0	2,530,119	0	0	0	2,530,625
Exercise of warrants for shares tendered (in shares)	0	506,125	0
Cost of warrants redeemed for cash	0	0	0	(3,769)	0	0	0	(3,769)
Cost related to warrant redemption, June 1999	0	0	0	(135,431)	0	0	0	(135,431)
Costs related to issuance of common stock (including private placement)	0	0	0	(1,179,895)	0	0	0	(1,179,895)
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(6,239,602)	0	(6,239,602)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	1,393	1,393
Total Comprehensive Income (Loss)						(6,239,602)	1,393	(6,238,209)
Balance at Jul. 31, 1999	1	14,741	0	20,903,728	(434,903)	(12,975,678)	(198,040)	7,309,849
Balance (in shares) at Jul. 31, 1999	1,000	14,740,683	0
Repurchase of common stock and adjustment for exercise of warrants recorded	0	(2)	0	2	0	0	0	0
Repurchase of common stock and adjustment for exercise of warrants recorded (in shares)	0	(2,300)	0
Issuance of common stock for cash	0	2	0	14,998	0	0	0	15,000
Issuance of common stock for cash (in shares)	0	2,500	0
Issuance of common stock for cash pursuant to private placement	0	1,513	0	8,248,509	0	0	0	8,250,022
Issuance of common stock for cash pursuant to private placement (in shares)	0	1,512,259	0
Issuance of common stock in exchange for services rendered	0	12	0	66,288	0	0	0	66,300
Issuance of common stock in exchange for services rendered (in shares)	0	12,400	0
Granting of stock options for services rendered	0	0	0	1,065,650	0	0	0	1,065,650
Granting of warrants for services rendered	0	0	0	355,500	0	0	0	355,500
Exercise of warrants for cash	0	61	0	386,190	0	0	0	386,251
Exercise of warrants for cash (in shares)	0	60,791	0
Reduction of note receivable in exchange for services rendered	0	0	0	0	384,903	0	0	384,903
Accrued interest on note receivable	0	0	0	0	(4,118)	0	0	(4,118)
Costs related to issuance of common stock (including private placement)	0	0	0	(605,799)	0	0	0	(605,799)
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(8,841,047)	0	(8,841,047)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	32,514	32,514
Total Comprehensive Income (Loss)						(8,841,047)	32,514	(8,808,533)
Balance at Jul. 31, 2000	1	16,327	0	30,435,066	(54,118)	(21,816,725)	(165,526)	8,415,025
Balance (in shares) at Jul. 31, 2000	1,000	16,326,333	0
Issuance of common stock for cash pursuant to private placement	0	3,749	0	40,258,264	0	0	0	40,262,013
Issuance of common stock for cash pursuant to private placement (in shares)	0	3,749,262	0
Issuance of common stock in exchange for services rendered	0	67	0	675,185	0	0	0	675,252
Issuance of common stock in exchange for services rendered (in shares)	0	66,784	0
Issuance of warrants in exchange for equity line agreement	0	0	0	3,406,196	0	0	0	3,406,196
Cashless exercise of warrants	0	12	0	(12)	0	0	0	0
Cashless exercise of warrants (in shares)	0	11,718	0
Granting of stock options for services rendered	0	0	0	1,466,900	0	0	0	1,466,900
Issuance of warrants in exchange for services rendered	0	0	0	19,134	0	0	0	19,134
Exercise of warrants for cash	0	312	0	2,256,170	0	0	0	2,256,482
Exercise of warrants for cash (in shares)	0	312,668	0
Exercise of warrants and stock options in exchange for note receivable	0	50	0	249,950	(250,000)	0	0	0
Exercise of warrants and stock options in exchange for note receivable (in shares)	0	50,000	0
Accrued interest on note receivable	0	0	0	0	(10,182)	0	0	(10,182)
Costs related to issuance of common stock (including private placement)	0	0	0	(2,924,939)	0	0	0	(2,924,939)
Issuance of common stock as employee compensation	0	8	0	100,548	0	0	0	100,556
Issuance of common stock as employee compensation (in shares)	0	8,650	0
Issuance of common stock pursuant to litigation settlement	0	2	0	21,096	0	0	0	21,098
Issuance of common stock pursuant to litigation settlement (in shares)	0	2,832	0
Issuance of common stock for stock option exercises	0	148	0	744,852	0	0	0	745,000
Options Exercised	0	147,500	0
Shares issued for Anti-Dilution Provisions	0	6	0	53,450	0	0	0	53,456
Shares issued for Anti-Dilution Provisions(in shares)	0	5,779	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(27,097,210)	0	(27,097,210)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(81,341)	(81,341)
Total Comprehensive Income (Loss)						(27,097,210)	(81,341)	(27,178,551)
Balance at Jul. 31, 2001	1	20,681	0	76,761,860	(314,300)	(48,913,935)	(246,867)	27,307,440
Balance (in shares) at Jul. 31, 2001	1,000	20,681,526	0
Issuance of warrants in exchange for services rendered	0	0	0	202,328	0	0	0	202,328
Issuance of stock options in exchange for services rendered	0	0	0	157,387	0	0	0	157,387
Accrued interest on note receivable	0	0	0	0	(22,585)	0	0	(22,585)
Issuance of common stock as employee compensation	0	11	0	71,161	0	0	0	71,172
Issuance of common stock as employee compensation (in shares)	0	10,800	0
Preferred stock dividend paid	0	0	0	0	0	(720,900)	0	(720,900)
Issuance of common stock for stock option exercises	0	5	0	27,495	0	0	0	27,500
Options Exercised	0	5,000	0
Purchase of Treasury Stock for cash	0	0	(395,531)	0	0	0	0	(395,531)
Purchase of Treasury Stock for cash (in shares)	0	0	(96,500)
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(13,693,034)	0	(13,693,034)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(71,185)	(71,185)
Total Comprehensive Income (Loss)						(13,693,034)	(71,185)	(13,764,219)
Balance at Jul. 31, 2002	1	20,697	(395,531)	77,220,231	(336,885)	(63,327,869)	(318,052)	12,862,592
Balance (in shares) at Jul. 31, 2002	1,000	20,697,326	(96,500)
Receipt of restricted shares of common stock as settlement for executive loan	0	0	(1,126,157)	0	0	0	0	(1,126,157)
Receipt of restricted shares of common stock as settlement for executive loan (in shares)	0	0	(592,716)
Issuance of common stock for cash pursuant to private placement	0	3,593	0	4,361,657	0	0	0	4,365,250
Issuance of common stock for cash pursuant to private placement (in shares)	0	3,592,968	0
Issuance of common stock in exchange for services rendered	0	100	0	132,900	0	0	0	133,000
Issuance of common stock in exchange for services rendered (in shares)	0	100,000	0
Cashless exercise of warrants	0	16	0	(16)	0	0	0	0
Cashless exercise of warrants (in shares)	0	16,379	0
Issuance of warrants in exchange for services rendered	0	0	0	988,550	0	0	0	988,550
Issuance of stock options in exchange for services rendered	0	0	0	171,360	0	0	0	171,360
Exercise of warrants for cash	0	1,531	0	2,294,971	0	0	0	2,296,502
Exercise of warrants for cash (in shares)	0	1,531,001	0
Accrued interest on note receivable	0	0	0	0	(23,113)	0	0	(23,113)
Costs related to issuance of common stock (including private placement)	0	0	0	(235,568)	0	0	0	(235,568)
Issuance of common stock as employee compensation	0	10	0	20,665	0	0	0	20,675
Issuance of common stock as employee compensation (in shares)	0	9,850	0
Preferred stock dividend paid	0	0	0	0	0	(764,154)	0	(764,154)
Issuance of common stock for stock option exercises	0	70	0	111,230	0	0	0	111,300
Options Exercised	0	70,000	0
Purchase of Treasury Stock for cash	0	0	(88,338)	0	0	0	0	(88,338)
Purchase of Treasury Stock for cash (in shares)	0	0	(53,000)
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(13,261,764)	0	(13,261,764)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	406,830	406,830
Total Comprehensive Income (Loss)						(13,261,764)	406,830	(12,854,934)
Balance at Jul. 31, 2003	1	26,017	(1,610,026)	85,065,980	(359,998)	(77,353,787)	88,778	5,856,965
Balance (in shares) at Jul. 31, 2003	1,000	26,017,524	(742,216)
Shares issued pursuant to reverse merger and acquisition	0	2,780	0	4,639,777	0	0	0	4,642,557
Shares issued pursuant to reverse merger and acquisition (in shares)	0	2,779,974	0
Cost of stock options to be assumed in conjunction with merger	0	0	0	154,852	0	0	0	154,852
Issuance of common stock for cash pursuant to private placement	0	5,275	0	7,258,727	0	0	0	7,264,002
Issuance of common stock for cash pursuant to private placement (in shares)	0	5,272,916	0
Redemption of Stock	0	(742)	1,610,026	(1,609,284)	0	0	0	0
Redemption of Stock (in shares)	0	(742,216)	742,216
Issuance of common stock in exchange for services rendered	0	776	0	1,346,099	0	0	0	1,346,875
Issuance of common stock in exchange for services rendered (in shares)	0	775,000	0
Granting of stock options for services rendered	0	0	0	151,433	0	0	0	151,433
Issuance of warrants in exchange for services rendered	0	0	0	27,000	0	0	0	27,000
Accrued interest on note receivable	0	0	0	0	(24,805)	0	0	(24,805)
Costs related to issuance of common stock (including private placement)	0	0	0	(109,262)	0	0	0	(109,262)
Issuance of common stock as employee compensation	0	8	0	13,089	0	0	0	13,097
Issuance of common stock as employee compensation (in shares)	0	8,850	0
Variable accounting non-cash compensation expense	0	0	0	45,390	0	0	0	45,390
Preferred stock dividend paid	0	0	0	0	0	(810,003)	0	(810,003)
Issuance of common stock for stock option exercises	0	150	0	126,490	0	0	0	126,640
Options Exercised	0	150,400	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(18,362,583)	0	(18,362,583)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	207,593	207,593
Total Comprehensive Income (Loss)						(18,362,583)	207,593	(18,154,990)
Balance at Jul. 31, 2004	1	34,264	0	97,110,291	(384,803)	(96,526,373)	296,371	529,751
Balance (in shares) at Jul. 31, 2004	1,000	34,262,448	0
Issuance of common stock in exchange for services rendered	0	1,207	0	1,125,317	0	0	0	1,126,524
Issuance of common stock in exchange for services rendered (in shares)	0	1,207,207	0
Granting of stock options for services rendered	0	0	0	92,755	0	0	0	92,755
Cancellation of common stock	0	(75)	0	(137,925)	0	0	0	(138,000)
Cancellation of common stock (in shares)	0	(75,000)	0
Issuance of warrants in conjunction with financing	0	0	0	110,200	0	0	0	110,200
Issuance of warrants in exchange for services rendered	0	0	0	455,000	0	0	0	455,000
Issuance of warrants in conjunction with convertible debentures	0	0	0	4,191,759	0	0	0	4,191,759
Value of beneficial conversion feature on convertible debentures	0	0	0	2,998,032	0	0	0	2,998,032
Conversion of Preferred Stock	0	534	0	14,309,523	0	0	0	0
Conversion of Preferred Stock (in shares)	0	534,085	0					0
Issuance of common stock as repayment of principal and interest due	0	1,988	0	1,309,841	0	0	0	1,311,829
Issuance of common stock as repayment of principal and interest due (in shares)	0	1,988,371	0
Issuance of common stock on conversion of convertible preferred stock	0	1,976	0	1,478,268	0	0	0	1,480,244
Issuance of common stock on conversion of convertible preferred stock (in shares)	0	1,975,881	0
Issuance of common stock in satisfaction of accounts payable	0	1,861	0	1,524,465	0	0	0	1,526,326
Issuance of common stock in satisfaction of accounts payable (in shares)	0	1,861,374	0
Granting of stock options in exchange for outstanding liabilities	0	0	0	1,332,052	0	0	0	1,332,052
Issuance of common stock in conjunction with financing	0	171	0	139,829	0	0	0	140,000
Issuance of common stock in conjunction with financing (in shares)	0	170,732	0
Accrued interest on note receivable	0	0	0	0	(6,300)	0	0	(6,300)
Write-off of uncollectible notes receivable - common stock	0	0	0	0	391,103	0	0	391,103
Issuance of common stock as employee compensation	0	9	0	4,919	0	0	0	4,928
Issuance of common stock as employee compensation (in shares)	0	8,800	0
Variable accounting non-cash compensation expense	0	0	0	0	0	0	0	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(24,001,735)	0	(24,001,735)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	272,478	272,478
Total Comprehensive Income (Loss)						(24,001,735)	272,478	(23,729,257)
Balance at Jul. 31, 2005	1	41,935	0	126,044,326	0	(120,528,108)	568,849	6,127,003
Balance (in shares) at Jul. 31, 2005	1,000	41,933,898	0
Issuance of common stock as repayment of monthly amortization payments due	0	3,029	0	4,052,244	0	0	0	4,055,273
Issuance of common stock as repayment of monthly amortization payments due (in shares)	0	3,027,958	0
Issuance of common stock for cash pursuant to private placement	0	3,415	0	6,996,589	0	0	0	7,000,004
Issuance of common stock for cash pursuant to private placement (in shares)	0	3,414,636	0
Issuance of common stock in exchange for services rendered	0	562	0	698,971	0	0	0	699,533
Issuance of common stock in exchange for services rendered (in shares)	0	563,684	0
Cashless exercise of warrants	0	8	0	(8)	0	0	0	0
Cashless exercise of warrants (in shares)	0	8,179	0
Issuance of common stock in satisfaction of deposit	0	204	0	255,377	0	0	0	255,581
Issuance of common stock in satisfaction of deposit (in shares)	0	204,465	0
Issuance of warrants in conjunction with financing	0	0	0	210,300	0	0	0	210,300
Issuance of warrants in exchange for services rendered	0	0	0	172,450	0	0	0	172,450
Issuance of warrants in conjunction with convertible debentures	0	0	0	6,732,660	0	0	0	6,732,660
Value of beneficial conversion feature on convertible debentures	0	0	0	6,354,496	0	0	0	6,354,496
Issuance of common stock on conversion of convertible preferred stock	0	17,064	0	25,318,448	0	0	0	25,335,512
Issuance of common stock on conversion of convertible preferred stock (in shares)	0	17,064,582	0
Issuance of common stock in satisfaction of accounts payable	0	165	0	121,088	0	0	0	121,253
Issuance of common stock in satisfaction of accounts payable (in shares)	0	165,323	0
Issuance of common stock in conjunction with financing	0	662	0	618,805	0	0	0	619,467
Issuance of common stock in conjunction with financing (in shares)	0	661,399	0
Exercise of warrants for cash	0	37,106	0	39,299,959	0	0	0	39,337,065
Exercise of warrants for cash (in shares)	0	37,106,449	0
Issuance of common stock as employee compensation	0	895	0	1,544,609	0	0	0	1,545,504
Issuance of common stock as employee compensation (in shares)	0	895,115	0
Issuance of common stock for stock option exercises	0	2,352	0	3,239,404	0	0	0	3,241,756
Options Exercised	0	2,352,672	0
Issuance of warrants as exercise inducement	0	0	0	21,437,909	0	0	0	21,437,909
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(67,967,204)	0	(67,967,204)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	185,232	185,232
Total Comprehensive Income (Loss)						(67,967,204)	185,232	(67,781,972)
Balance at Jul. 31, 2006	1	107,397	0	243,097,627	0	(188,495,312)	754,081	55,463,794
Balance (in shares) at Jul. 31, 2006	1,000	107,398,360	0
Issuance of common stock as repayment of monthly amortization payments due	0	320	0	560,237	0	0	0	560,557
Issuance of common stock as repayment of monthly amortization payments due (in shares)	0	320,266	0
Redemption of Stock	(1)	0	0	(99)	0	0	0	(100)
Redemption of Stock (in shares)	(1,000)	0	0
Issuance of common stock in exchange for services rendered	0	613	0	1,041,899	0	0	0	1,042,512
Issuance of common stock in exchange for services rendered (in shares)	0	611,359	0
Cancellation of common stock	0	(150)	0	150	0	0	0	0
Cancellation of common stock (in shares)	0	(150,000)	0
Issuance of warrants in exchange for services rendered	0	0	0	266,400	0	0	0	266,400
Issuance of common stock on conversion of convertible preferred stock	0	168	0	286,985	0	0	0	287,153
Issuance of common stock on conversion of convertible preferred stock (in shares)	0	168,172	0
Exercise of warrants for cash	0	100	0	124,900	0	0	0	125,000
Exercise of warrants for cash (in shares)	0	100,000	0
Issuance of common stock as employee compensation	0	882	0	1,399,694	0	0	0	1,400,576
Issuance of common stock as employee compensation (in shares)	0	881,561	0
Issuance of common stock for stock option exercises	0	286	0	301,646	0	0	0	301,932
Options Exercised	0	286,800	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(23,504,958)	0	(23,504,958)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	127,726	127,726
Total Comprehensive Income (Loss)						(23,504,958)	127,726	(23,377,232)
Balance at Jul. 31, 2007	0	109,616	0	247,079,439	0	(212,000,270)	881,807	36,070,592
Balance (in shares) at Jul. 31, 2007	0	109,616,518	0
Repurchase of common stock and adjustment for exercise of warrants recorded	0	(326)	0	(378,130)	0	0	0	(378,456)
Repurchase of common stock and adjustment for exercise of warrants recorded (in shares)	0	(326,255)	0
Issuance of common stock in exchange for services rendered	0	881	0	1,528,758	0	0	0	1,529,639
Issuance of common stock in exchange for services rendered (in shares)	0	881,444	0
Issuance of restricted common stock to officers as employee compensation	0	550	0	(550)	0	0	0	0
Issuance of restricted common stock to officers as employee compensation (in shares)	0	550,000	0
Issuance of warrants in exchange for services rendered	0	0	0	52,500	0	0	0	52,500
Issuance of warrants in conjunction with convertible debentures	0	0	0	10,646,218	0	0	0	10,646,218
Value of beneficial conversion feature on convertible debentures	0	0	0	8,768,946	0	0	0	8,768,946
Issuance of common stock as employee compensation	0	870	0	996,540	0	0	0	997,410
Issuance of common stock as employee compensation (in shares)	0	869,896	0
Stock-based compensation - officers stock options	0	0	0	749,971	0	0	0	749,971
Option repricing costs	0	0	0	14,500	0	0	0	14,500
Issuance of common stock for stock option exercises	0	401	0	391,389	0	0	0	391,790
Options Exercised	0	401,000	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(36,228,991)	0	(36,228,991)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	32,688	32,688
Total Comprehensive Income (Loss)						(36,228,991)	32,688	(36,196,303)
Balance at Jul. 31, 2008	0	111,992	0	269,849,581	0	(248,229,261)	914,495	22,646,807
Balance (in shares) at Jul. 31, 2008	0	111,992,603	0
Issuance of common stock as repayment of monthly amortization payments due	0	46,590	0	14,444,105	0	0	0	14,490,695
Issuance of common stock as repayment of monthly amortization payments due (in shares)	0	46,590,801	0
Issuance of common stock for cash pursuant to private placement	0	32,583	0	15,420,651	0	0	0	15,453,234
Issuance of common stock for cash pursuant to private placement (in shares)	0	32,582,030	0
Issuance of common stock in exchange for services rendered	0	3,368	0	1,533,068	0	0	0	1,536,436
Issuance of common stock in exchange for services rendered (in shares)	0	3,367,891	0
Cashless exercise of warrants	0	9,909	0	(9,909)	0	0	0	0
Cashless exercise of warrants (in shares)	0	9,908,583	0
Issuance of common stock as repayment of principal and interest due	0	1,598	0	502,388	0	0	0	503,986
Issuance of common stock as repayment of principal and interest due (in shares)	0	1,598,472	0
Warrant modification costs	0	0	0	3,198,604	0	0	0	3,198,604
Issuance of common stock on conversion of convertible preferred stock	0	4,914	0	1,616,789	0	0	0	1,621,703
Issuance of common stock on conversion of convertible preferred stock (in shares)	0	4,914,251	0
Issuance of common stock in satisfaction of accounts payable	0	982	0	437,715	0	0	0	438,697
Issuance of common stock in satisfaction of accounts payable (in shares)	0	982,382	0
Issuance of stock options in exchange for services rendered	0	0	0	11,000	0	0	0	11,000
Exercise of warrants for cash	0	330	0	108,839	0	0	0	109,169
Exercise of warrants for cash (in shares)	0	330,817	0
Issuance of common stock as employee compensation	0	262	0	100,740	0	0	0	101,002
Issuance of common stock as employee compensation (in shares)	0	260,984	0
Stock-based compensation - officers stock options	0	0	0	131,545	0	0	0	131,545
Issuance of common stock for stock option exercises	0	100	0	55,900	0	0	0	56,000
Options Exercised	0	100,000	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(45,812,228)	0	(45,812,228)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(262,908)	(262,908)
Total Comprehensive Income (Loss)						(45,812,228)	(262,908)	(46,075,136)
Balance at Jul. 31, 2009	0	212,628	0	307,401,016	0	(294,041,489)	651,587	14,223,742
Balance (in shares) at Jul. 31, 2009	0	212,628,814	0
Effect of the initial adoption of accounting for down-round provision	0	0	0	(13,844,822)		(5,981,043)		(19,825,865)
Exercise of warrants classified as derivatives	0	0	0	10,020,557	0	0	0	10,020,557
Issuance of common stock for cash pursuant to private placement	0	35,871	0	20,864,419	0	0	0	20,900,290
Issuance of common stock for cash pursuant to private placement (in shares)	0	35,870,513	0
Issuance of common stock in exchange for services rendered	0	3,064	0	1,752,139	0	0	0	1,755,203
Issuance of common stock in exchange for services rendered (in shares)	0	3,060,659	0
Cashless exercise of warrants	0	7,636	0	(7,635)	0	0	0	1
Cashless exercise of warrants (in shares)	0	7,635,626	0
Issuance of warrants in exchange for services rendered	0	0	0	591,000	0	0	0	591,000
Issuance of common stock in satisfaction of accounts payable	0	5,432	0	3,007,164	0	0	0	3,012,596
Issuance of common stock in satisfaction of accounts payable (in shares)	0	5,431,373	0
Issuance of stock options in exchange for services rendered	0	0	0	107,744	0	0	0	107,744
Exercise of warrants for cash	0	4,770	0	1,569,292	0	0	0	1,574,062
Exercise of warrants for cash (in shares)	0	4,769,885	0
Option modification costs	0	0	0	875,773	0	0	0	875,773
Issuance of common stock as employee compensation	0	203	0	100,799	0	0	0	101,002
Issuance of common stock as employee compensation (in shares)	0	202,745	0
Stock-based compensation - officers stock options	0	0	0	781,865	0	0	0	781,865
Options Exercised								0
Comprehensive Income (Loss):
Net loss	0	0	0			(25,279,940)		(25,279,940)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	132,596	132,596
Total Comprehensive Income (Loss)						(25,279,940)	132,596	(25,147,344)
Balance at Jul. 31, 2010	0	269,600	0	333,219,309	0	(325,302,472)	784,183	8,970,620
Balance (in shares) at Jul. 31, 2010	0	269,599,615	0
Issuance of common stock for cash pursuant to private placement	0	16,776	0	506,688	0	0	0	523,464
Issuance of common stock for cash pursuant to private placement (in shares)	0	16,776,000	0
Issuance of common stock in exchange for services rendered	0	5,701	0	1,918,305	0	0	0	1,924,006
Issuance of common stock in exchange for services rendered (in shares)	0	5,700,096	0
Cashless exercise of warrants	0	998	0	(998)	0	0	0	0
Cashless exercise of warrants (in shares)	0	998,118	0
Conversion of Preferred Stock	0
Conversion of Preferred Stock (in shares)	2,575
Issuance of common stock on conversion of convertible preferred stock	0	10,910	0	336,850	0	0	0	347,760
Issuance of common stock on conversion of convertible preferred stock (in shares)	(1,288)	10,909,748	0
Issuance of common stock in satisfaction of accounts payable	0	3,551	0	1,107,315	0	0	0	1,110,866
Issuance of common stock in satisfaction of accounts payable (in shares)	0	3,551,955	0
Issuance of stock options in exchange for services rendered	0	0	0	787,226	0	0	0	787,226
Issuance of common stock as employee compensation	0	408	0	100,592	0	0	0	101,000
Issuance of common stock as employee compensation (in shares)	0	407,484	0
Preferred stock dividend paid	0	0	0		0	(766,417)	0	(766,417)
Stock-based compensation - officers stock options	0	0	0	149,239	0	0	0	149,239
Issuance of common stock for stock option exercises	0	577	0	0	0	0	0	577
Options Exercised	0	576,752	0					(576,752)
Comprehensive Income (Loss):
Net loss	0	0	0		0	(21,675,867)	0	(21,675,867)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	85,392	85,392
Total Comprehensive Income (Loss)						(21,675,867)	85,392	(21,590,475)
Balance at Jul. 31, 2011	0	308,520	0	338,124,525	0	(347,744,756)	869,575	(8,442,136)
Balance (in shares) at Jul. 31, 2011	1,287	308,519,768	0
Issuance of common stock in exchange for services rendered	0	5,401	0	694,044	0	0	0	699,445
Issuance of common stock in exchange for services rendered (in shares)	0	5,401,722	0
Cashless exercise of warrants	0	20,460	0	7,210,274	0	0	0	7,230,734
Cashless exercise of warrants (in shares)	0	20,459,431	0
Conversion of Preferred Stock	0	8,580	0	(8,580)	0	0	0	0
Conversion of Preferred Stock (in shares)	713	8,580,002	0
Issuance of common stock as repayment of principal and interest due	0	17,299	0	467,891	0	0	0	485,190
Issuance of common stock as repayment of principal and interest due (in shares)		17,299,029	0
Warrant modification costs	(1,797)
Issuance of stock options in exchange for services rendered								692,010
Issuance of stock (in shares)	2,000
Issuance of common stock as employee compensation	0	982	0	129,562	0	0	0	130,544
Issuance of common stock as employee compensation (in shares)	0	981,353	0
Preferred stock dividend paid	0	0	0	0	0	(376,746)	0	(376,746)
Stock-based compensation - officers stock options	0	0	0	602,384	0	0	0	602,384
Issuance of common stock for stock option exercises	0	1,500	0	29,800	0	0	0	31,300
Options Exercised	0	1,499,994	0					(1,299,994)
Exercise of additional investment rights	0	0	0	841,333	0	0	0	841,333
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(9,490,278)	0	(9,490,278)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(91,961)	(91,961)
Total Comprehensive Income (Loss)	0	0	0	0	0	(9,490,278)	(91,961)	(8,902,540)
Balance at Jul. 31, 2012	$ 0	$ 354,161	$ 0	$ 348,099,813	$ 0	$ (357,611,780)	$ 777,614	$ (8,380,191)
Balance (in shares) at Jul. 31, 2012	1,490	354,161,297	0

STATEMENT OF CHANGES IN STOCKHOLDERS' (DEFICIENCY)/EQUITY [Parenthetical] (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 1996	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2001	Jul. 31, 2000	Jul. 31, 1999	Jul. 31, 1998	Jul. 31, 1997
Issuance of common stock for cash February	$ 0.0254														$ 5
Issuance of common stock for cash February	$ 0.051
Issuance of common stock for cash February	$ 0.5099
Issuance of common stock for cash March	$ 10.2428														$ 6	$ 2.5	$ 10.0833
Issuance of common stock for cash April	$ 0.0516														$ 5.5	$ 2.5
Issuance of common stock for cash May	$ 0.0512														$ 5.5	$ 2.5	$ 0.0512
Issuance of common stock for cash May	$ 0.5115																$ 0.506
Issuance of common stock for cash May	$ 10.2302																$ 10.1194
Issuance of common stock for cash July	$ 0.0051																$ 10.1214
Issuance of common stock for cash July	$ 0.0255
Issuance of common stock for cash July	$ 0.0513
Issuance of common stock for cash July	$ 10.1847
Issuance of common stock for cash September														$ 6	$ 3		$ 0.0509
Issuance of common stock for cash December																	$ 10.2421
Issuance of common stock for cash January																	$ 0.0518
Issuance of common stock for cash June																$ 2.5	$ 0.0504
Issuance of common stock for cash June																	$ 0.5047
Issuance of common stock for cash June																	$ 8.981
Issuance of common stock for cash June																	$ 10.0978
Issuance of common stock for services December		$ 0.095	$ 0.32	$ 0.5	$ 0.45	$ 1.8	$ 1.68		$ 0.71							$ 0.05
Issuance of common stock for services April			$ 0.23	$ 0.49	$ 0.3	$ 1.19	$ 1.71	$ 2.67								$ 2.5
Issuance of common stock for services May			$ 0.4	$ 0.38	$ 0.4	$ 1.05	$ 1.6	$ 1.85							$ 5.5	$ 2.5
Issuance of common stock for services June			$ 0.15	$ 0.35	$ 0.62	$ 0.95	$ 1.4	$ 1.85	$ 0.6					$ 6		$ 2.5
Issuance of warrants in exchange for services rendered October										$ 1.35					$ 0.26	$ 0.5
Issuance of warrants in exchange for services rendered May							$ 1.45	$ 1.91								$ 0.6
Issuance of common stock for cash August															$ 3
Issuance of common stock for cash August															$ 3.5
Issuance of common stock for cash August															$ 4.1
Issuance of common stock for cash November															$ 3.5
Issuance of common stock for cash November															$ 4
Issuance of common stock for cash November															$ 4.1
Issuance of common stock for cash November															$ 5
Issuance of common stock for cash November															$ 5.5
Redemption of common stock for cash September															$ 7.75
Issuance of common stock for services August		$ 0.11	$ 0.36	$ 0.61		$ 1.57	$ 1.43	$ 0.61	$ 1.09						$ 2.5
Issuance of common stock for services August		$ 0.1	$ 0.38	$ 0.63				$ 0.59							$ 4.1
Issuance of common stock for services September		$ 0.09	$ 0.41	$ 0.7215	$ 0.58	$ 1.48									$ 4.1
Issuance of common stock for services November		$ 0.087	$ 0.31	$ 0.61	$ 0.35	$ 1.71	$ 2.15	$ 0.97			$ 2.1				$ 4.1
Issuance of common stock for services January		$ 0.152	$ 0.28	$ 0.67	$ 0.34	$ 1.61	$ 1.77		$ 0.85					$ 5	$ 5
Issuance of common stock for services February			$ 0.23	$ 0.6	$ 0.27	$ 1.36	$ 1.9	$ 1.53	$ 0.69	$ 1.48					$ 6
Issuance of warrants in exchange for services rendered November											$ 2.5				$ 1.64
Issuance of warrants in exchange for services rendered April								$ 2.66	$ 0.82						$ 3.21
Issuance of warrants in exchange for services rendered April															$ 3.17
Issuance of warrants in exchange for services rendered April															$ 2.89
Issuance of warrants in exchange for services rendered April															$ 3.27
Issuance of options in exchange for the services rendered November											$ 2.1				$ 1.85
Exercise of warrants for cash June								$ 1.25			$ 1.5		$ 6		$ 5.5	$ 0.0667
Exercise of warrants in exchange for note receivable June															$ 5
Exercise of warrants in exchange for services rendered June															$ 5
Shares tendered in conjunction with warrant exercise June															$ 7.8125
Exercise of warrants for cash June								$ 1.6							$ 5
Adjustment for exercise of warrants recorded June														$ 5
Issuance of common stock for cash pursuant to private placement January			$ 0.25							$ 1.47			$ 14.53	$ 4.25
Issuance of common stock for cash pursuant to private placement June				$ 0.35	$ 0.64			$ 2.05			$ 1.5			$ 6
Exercise of warrants for cash February								$ 0.82						$ 5.5
Exercise of warrants for cash March								$ 1.72					$ 6	$ 5.5
Exercise of warrants for cash March								$ 1.25						$ 6
Exercise of warrants for cash March								$ 0.91						$ 7.5
Exercise of warrants for cash July					$ 0.33								$ 6	$ 6
Exercise of warrants for cash July														$ 7.5
Issuance of SVR preferred stock in exchange for services rendered January																$ 0.001
Exercise of warrants for cash August													$ 6
Exercise of warrants for cash August													$ 7.5
Exercise of warrants for cash August													$ 8.6625
Exercise of warrants for cash August													$ 10
Exercise of warrants for cash September				$ 0.33									$ 8.6625
Exercise of warrants for cash September													$ 5.5
Exercise of warrants for cash September													$ 6
Exercise of warrants for cash September													$ 10
Exercise of warrants for cash September													$ 7.5
Exercise of warrants for cash October							$ 1.25	$ 0.82					$ 6
Exercise of warrants for cash November								$ 0.82					$ 4.25
Exercise of warrants for cash November													$ 6
Exercise of warrants for cash December													$ 7
Exercise of warrants for cash January		$ 0.15						$ 0.82					$ 6
Issuance of common stock for services March			$ 0.21	$ 0.64	$ 0.29	$ 1	$ 1.71	$ 2.31			$ 1		$ 5.5
Issuance of common stock for services July		$ 0.15	$ 0.14	$ 0.33	$ 0.38	$ 0.79	$ 1.78	$ 1.4					$ 9.25
Issuance of common stock for cash pursuant to private placement October													$ 11
Issuance of common stock for cash pursuant to private placement July										$ 1.22			$ 9.25
Exercise of stock options for cash February						$ 1		$ 0.94					$ 5
Exercise of stock options for cash June											$ 1.59		$ 5
Exercise of stock options for cash June													$ 5.5
Exercise of stock options for cash July		$ 0.001					$ 0.94						$ 5
Exercise of stock options for cash July							$ 0.56						$ 5.5
Exercise of stock options for cash August					$ 0.56							$ 5.5
Purchase of Treasury Stock for cash October											$ 1.5574	$ 3.915
Purchase of Treasury Stock for cash February												$ 4.693
Purchase of Treasury Stock for cash March												$ 4.911
Purchase of Treasury Stock for cash April												$ 4.025
Purchase of Treasury Stock for cash July												$ 4.025
Receipt of restricted shares of common stock as settlement for executive loan September											$ 1.9
Purchase of Treasury Stock for cash December											$ 2.0034
Issuance of common stock as employee compensation January			$ 0.28	$ 0.64	$ 0.34						$ 2.1
Issuance of common stock as employee compensation June		$ 0.15	$ 0.17	$ 0.33	$ 0.57	$ 0.97					$ 2
Issuance of common stock for cash pursuant to private placement May				$ 0.35	$ 0.33						$ 1.15
Exercise of warrants for cash May											$ 1.5
Redemption of Treasury Stock November										$ 2.17
Issuance of common stock as employee compensation February			$ 0.23	$ 0.6	$ 0.23	$ 1.32				$ 1.48
Exercise of stock options for cash September										$ 1.59
Exercise of stock options for cash October							$ 1.59	$ 0.63		$ 2.1
Exercise of stock options for cash October							$ 1.47	$ 0.94		$ 1.59
Exercise of stock options for cash October										$ 0.3
Exercise of stock options for cash October										$ 0.55
Exercise of stock options for cash November							$ 1.59	$ 0.94		$ 2.1
Issuance of common stock for services October			$ 0.37	$ 0.68	$ 0.32	$ 1.5	$ 1.5			$ 1.98
Issuance of common stock for services October			$ 0.45	$ 0.695		$ 1.53	$ 1.83			$ 1.84
Issuance of common stock for services February			$ 0.24	$ 0.59		$ 1.34			$ 0.68	$ 1.51
Issuance of common stock for cash pursuant to private placement January										$ 1.8
Issuance of common stock for cash pursuant to private placement January										$ 1.75
Issuance of common stock for cash pursuant to private placement February										$ 1.6
Issuance of common stock for cash pursuant to private placement February										$ 1.66
Issuance of common stock for cash pursuant to private placement February										$ 1.5
Issuance of common stock for services January			$ 0.25	$ 0.59	$ 0.33	$ 1.38			$ 0.75
Cancellation of common stock for non-performance of services October									$ 0.94
Conversion of Series A Preferred Stock December									$ 25.77
Issuance of common stock as employee compensation April		$ 0.15	$ 0.22	$ 0.46	$ 0.37	$ 1.08	$ 1.64		$ 0.56
Granting of stock options in exchange for outstanding liabilities April									$ 0.001
Issuance of common stock in conjunction with financing June (in dollars)									$ 2,000,000
Issuance of warrants in exchange for services rendered August									$ 1.08
Granting of stock options in exchange for services October									$ 0.94
Granting of stock options in exchange for services July									$ 0.63
Issuance of warrants in conjunction with financing November									$ 0.91
Issuance of warrants in conjunction with financing June (in dollars)									2,000,000
Issuance of warrants in conjunction with financing June									$ 0.82
Issuance of warrants in conjunction with convertible debentures November (in dollars)									4,000,000
Issuance of warrants in conjunction with convertible debentures November									$ 0.91
Issuance of warrants in conjunction with convertible debentures April (in dollars)									500,000
Issuance of warrants in conjunction with convertible debentures April									$ 0.82
Issuance of warrants in conjunction with convertible debentures April (in dollars)									100,000
Issuance of warrants in conjunction with convertible debentures June (in dollars)									2,000,000
Issuance of warrants in conjunction with convertible debentures June									$ 0.82
Issuance of warrants in conjunction with extension of due date of convertible debentures May (in dollars)									600,000
Issuance of warrants in conjunction with extension of due date of convertible debentures May									$ 0.82
Issuance of warrants in conjunction with extension of due date of convertible debentures July (in dollars)									600,000
Issuance of warrants in conjunction with extension of due date of convertible debentures July									$ 0.82
Value of beneficial conversion feature on convertible debentures November (in dollars)								4,000,000	4,000,000
Value of beneficial conversion feature on convertible debentures November									$ 0.91
Value of beneficial conversion feature on convertible debentures April (in dollars)								4,000,000	500,000
Value of beneficial conversion feature on convertible debentures April									$ 0.82
Value of beneficial conversion feature on convertible debentures April (in dollars)									100,000
Value of beneficial conversion feature on convertible debentures June (in dollars)									2,000,000
Value of beneficial conversion feature on convertible debentures June									$ 0.82
Issuance of common stock as repayment of principal and interest due February (in dollars)									4,000,000
Issuance of common stock as repayment of principal and interest due March (in dollars)									4,000,000
Issuance of common stock as repayment of principal and interest due April (in dollars)									4,000,000
Issuance of common stock as repayment of principal and interest due May (in dollars)									4,000,000
Issuance of common stock as repayment of principal and interest due June (in dollars)									4,000,000
Issuance of common stock as repayment of principal and interest due July (in dollars)									4,000,000
Issuance of common stock in connection with conversion of debenture April (in dollars)							52,554	307,692	143,500
Issuance of common stock in connection with conversion of debenture April (in dollars)							4,000,000	2,000,000	4,000,000
Issuance of common stock in connection with conversion of debenture May (in dollars)									300,000
Issuance of common stock in connection with conversion of debenture May (in dollars)									4,000,000
Issuance of common stock in connection with conversion of debenture May (in dollars)									244,000
Issuance of common stock in connection with conversion of debenture May (in dollars)									410,000
Issuance of common stock in connection with conversion of debenture June (in dollars)									100,000
Issuance of common stock in connection with conversion of debenture June (in dollars)									2,000,000
Issuance of common stock in connection with conversion of debenture June (in dollars)									190,000
Issuance of common stock in connection with conversion of debenture July (in dollars)									17,000
Issuance of common stock in connection with conversion of debenture July (in dollars)									2,000,000
Issuance of common stock in connection with conversion of debenture July (in dollars)									75,000
Issuance of common stock in satisfaction of accounts payable April									$ 0.82
Issuance of common stock in satisfaction of accounts payable June									$ 0.82
Issuance of common stock in satisfaction of accounts payable July									$ 0.82
Cashless Exercise of warrants March								$ 2.5
Issuance of common stock in satisfaction of deposit April								$ 1.25
Issuance of common stock as repayment of monthly amortization payments due August (in dollars)								4,000,000
Issuance of common stock as repayment of monthly amortization payments due September (in dollars)								4,000,000
Issuance of common stock as repayment of monthly amortization payments due September (in dollars)								2,000,000
Issuance of common stock as repayment of monthly amortization payments due October (in dollars)								4,000,000
Issuance of common stock as repayment of monthly amortization payments due October (in dollars)								2,000,000
Issuance of common stock as repayment of monthly amortization payments due November (in dollars)								4,000,000
Issuance of common stock as repayment of monthly amortization payments due November								$ 1.17
Issuance of common stock as repayment of monthly amortization payments due November (in dollars)								2,000,000
Issuance of common stock as repayment of monthly amortization payments due December (in dollars)								2,000,000
Issuance of common stock as repayment of monthly amortization payments due December								$ 0.98
Issuance of common stock as repayment of monthly amortization payments due January (in dollars)								2,000,000
Issuance of common stock as repayment of monthly amortization payments due January								$ 0.81
Issuance of common stock as repayment of monthly amortization payments due January (in dollars)								500,000
Issuance of common stock as repayment of monthly amortization payments due February (in dollars)							4,000,000	500,000
Issuance of common stock as repayment of monthly amortization payments due February							$ 1.48	$ 1.23
Issuance of common stock as repayment of monthly amortization payments due February (in dollars)								2,000,000
Issuance of common stock as repayment of monthly amortization payments due March (in dollars)								2,000,000
Issuance of common stock as repayment of monthly amortization payments due March								$ 2.31
Issuance of common stock as repayment of monthly amortization payments due March (in dollars)								500,000
Issuance of common stock as repayment of monthly amortization payments due March (in dollars)								3,500,000
Issuance of common stock as repayment of monthly amortization payments due April (in dollars)								2,000,000
Issuance of common stock as repayment of monthly amortization payments due April								$ 2.7
Issuance of common stock as repayment of monthly amortization payments due April (in dollars)								3,500,000
Issuance of common stock as repayment of monthly amortization payments due January (in dollars)								4,000,000
Issuance of common stock as repayment of monthly amortization payments due January								$ 2.7
Issuance of common stock as repayment of monthly amortization payments due January								$ 3.1
Issuance of common stock as repayment of monthly amortization payments due February (in dollars)								4,000,000
Issuance of common stock as repayment of monthly amortization payments due February							$ 1.53	$ 3.1
Issuance of common stock as repayment of monthly amortization payments due January								$ 1.96
Issuance of common stock as repayment of monthly amortization payments due February							$ 1.65	$ 1.96
Issuance of common stock as repayment of monthly amortization payments due January								$ 1.75
Issuance of common stock as repayment of monthly amortization payments due February							$ 2.02	$ 1.75
Issuance of common stock for services August								$ 0.97
Issuance of common stock for services March			$ 0.24	$ 0.62	$ 0.3	$ 0.95	$ 1.65	$ 2.96
Issuance of common stock for services May			$ 0.23	$ 0.33	$ 0.38	$ 0.97	$ 1.47	$ 1.88
Issuance of common stock in connection with conversion of debenture September (in dollars)								504,538
Issuance of common stock in connection with conversion of debenture September (in dollars)								2,000,000
Issuance of common stock in connection with conversion of debenture September (in dollars)								286,538
Issuance of common stock in connection with conversion of debenture September (in dollars)								457,200
Issuance of common stock in connection with conversion of debenture September (in dollars)								211,538
Issuance of common stock in connection with conversion of debenture September (in dollars)								150,000
Issuance of common stock in connection with conversion of debenture September (in dollars)								457,317
Issuance of common stock in connection with conversion of debenture October (in dollars)								307,317
Issuance of common stock in connection with conversion of debenture October (in dollars)								2,000,000
Issuance of common stock in connection with conversion of debenture October (in dollars)								300,000
Issuance of common stock in connection with conversion of debenture October (in dollars)								500,000
Issuance of common stock in connection with conversion of debenture October (in dollars)								113,077
Issuance of common stock in connection with conversion of debenture October (in dollars)								297,692
Issuance of common stock in connection with conversion of debenture October (in dollars)								4,000,000
Issuance of common stock in connection with conversion of debenture October (in dollars)								100,000
Issuance of common stock in connection with conversion of debenture November (in dollars)							52,554	42,800
Issuance of common stock in connection with conversion of debenture November (in dollars)							4,000,000	2,000,000
Issuance of common stock in connection with conversion of debenture November								$ 1.23
Issuance of common stock in connection with conversion of debenture November (in dollars)								230,769
Issuance of common stock in connection with conversion of debenture November (in dollars)								4,000,000
Issuance of common stock in connection with conversion of debenture November								$ 0.97
Issuance of common stock in connection with conversion of debenture December (in dollars)								1,451,000
Issuance of common stock in connection with conversion of debenture December (in dollars)								3,500,000
Issuance of common stock in connection with conversion of debenture December								$ 0.93
Issuance of common stock in connection with conversion of debenture December (in dollars)								4,221
Issuance of common stock in connection with conversion of debenture December (in dollars)								2,000,000
Issuance of common stock in connection with conversion of debenture December								$ 0.85
Issuance of common stock in connection with conversion of debenture December (in dollars)								82,000
Issuance of common stock in connection with conversion of debenture December								$ 0.84
Issuance of common stock in connection with conversion of debenture January (in dollars)								617,000
Issuance of common stock in connection with conversion of debenture January (in dollars)								3,500,000
Issuance of common stock in connection with conversion of debenture January								$ 0.94
Issuance of common stock in connection with conversion of debenture January (in dollars)								850,000
Issuance of common stock in connection with conversion of debenture January								$ 1.06
Issuance of common stock in connection with conversion of debenture February (in dollars)								950,000
Issuance of common stock in connection with conversion of debenture February (in dollars)								4,000,000
Issuance of common stock in connection with conversion of debenture February								$ 2.38
Issuance of common stock in connection with conversion of debenture March (in dollars)								1,550,000
Issuance of common stock in connection with conversion of debenture March (in dollars)								4,000,000
Issuance of common stock in connection with conversion of debenture March								$ 2.21
Issuance of common stock in connection with conversion of debenture March (in dollars)								2,350,000
Issuance of common stock in connection with conversion of debenture March								$ 2.31
Issuance of common stock in connection with conversion of debenture March (in dollars)								500,000
Issuance of common stock in connection with conversion of debenture March								$ 2.2
Issuance of common stock in connection with conversion of debenture March (in dollars)								200,000
Issuance of common stock in connection with conversion of debenture March (in dollars)								384,615
Issuance of common stock in connection with conversion of debenture March							$ 1.71	$ 3.33
Issuance of common stock in connection with conversion of debenture April							$ 1.61	$ 2.63
Issuance of common stock in connection with conversion of debenture April (in dollars)								423,077
Issuance of common stock in connection with conversion of debenture April (in dollars)								3,500,000
Issuance of common stock in connection with conversion of debenture April (in dollars)								923,077
Issuance of common stock in connection with conversion of debenture April (in dollars)								4,000,000
Issuance of common stock in satisfaction of accounts payable September								$ 0.81
Issuance of common stock in satisfaction of accounts payable March								$ 3.2
Issuance of common stock in conjunction with financing September (in dollars)								2,000,000
Issuance of common stock in conjunction with financing September								$ 0.82
Issuance of common stock in conjunction with financing December (in dollars)								3,500,000
Issuance of common stock in conjunction with financing December								$ 0.95
Issuance of common stock in conjunction with financing January (in dollars)								4,000,000
Issuance of common stock in conjunction with financing January								$ 1
Issuance of warrants in conjunction with financing September (in dollars)								2,000,000
Issuance of warrants in conjunction with financing September								$ 0.82
Issuance of warrants in conjunction with financing October (in dollars)								500,000
Issuance of warrants in conjunction with financing October								$ 0.82
Issuance of common stock in conjunction with financing December								$ 0.82
Issuance of common stock in conjunction with financing January								$ 1.05
Issuance of warrants in conjunction with convertible debentures September (in dollars)								2,000,000
Issuance of warrants in conjunction with convertible debentures September								$ 0.82
Issuance of warrants in conjunction with convertible debentures October (in dollars)								500,000
Issuance of warrants in conjunction with convertible debentures October								$ 0.82
Issuance of warrants in conjunction with convertible debentures December (in dollars)								3,500,000
Issuance of warrants in conjunction with convertible debentures December								$ 0.82
Issuance of warrants in conjunction with convertible debentures January (in shares)								4,000,000
Issuance of warrants in conjunction with convertible debentures January								$ 1.05
Issuance of warrants in conjunction with convertible debentures February (in shares)								4,000,000
Issuance of warrants in conjunction with convertible debentures February								$ 1.05
Value of Beneficial Conversion Feature on Convertible Debentures September (in dollars)								2,000,000
Value of Beneficial Conversion Feature on Convertible Debentures September								$ 0.82
Value of Beneficial Conversion Feature on Convertible Debentures October (in dollars)								500,000
Value of Beneficial Conversion Feature on Convertible Debentures October								$ 0.82
Value of Beneficial Conversion Feature on Convertible Debentures December (in dollars)								3,500,000
Value of Beneficial Conversion Feature on Convertible Debentures December								$ 0.82
Value of Beneficial Conversion Feature on Convertible Debentures January								$ 1.05
Value of Beneficial Conversion Feature on Convertible Debentures February								$ 1.05
Exercise of warrants for cash February								$ 1.05
Exercise of warrants for cash February								$ 1.2
Exercise of warrants for cash February								$ 1.25
Exercise of warrants for cash February								$ 1.72
Exercise of warrants for cash March								$ 0.82
Exercise of warrants for cash March								$ 1.05
Exercise of warrants for cash March								$ 1.68
Exercise of warrants for cash March								$ 2.15
Exercise of warrants for cash March								$ 1.88
Exercise of warrants for cash March								$ 2.02
Exercise of warrants for cash March								$ 1.86
Exercise of warrants for cash April				$ 0.33				$ 1.88
Exercise of warrants for cash April								$ 0.82
Exercise of warrants for cash April								$ 0.91
Exercise of warrants for cash April								$ 1.05
Exercise of stock options for cash November								$ 0.63
Exercise of stock options for cash January			$ 0.001					$ 0.63
Exercise of stock options for cash February								$ 1.59
Exercise of stock options for cash February								$ 1.38
Exercise of stock options for cash March								$ 0.94
Exercise of stock options for cash March								$ 1.47
Exercise of stock options for cash March								$ 1.59
Exercise of stock options for cash March								$ 1.71
Exercise of stock options for cash March								$ 2.1
Exercise of stock options for cash March								$ 1.1
Exercise of stock options for cash March								$ 1.52
Exercise of stock options for cash March								$ 2.19
Exercise of stock options for cash March								$ 0.63
Exercise of stock options for cash April						$ 1		$ 1.47
Exercise of stock options for cash April						$ 0.89		$ 0.94
Exercise of stock options for cash May							$ 0.63	$ 2.1
Exercise of stock options for cash May								$ 1.47
Issuance of warrants as exercise inducement October								$ 1.2
Issuance of warrants as exercise inducement October								$ 1.25
Issuance of warrants as exercise inducement December								$ 1.25
Issuance of warrants as exercise inducement January								$ 1.6
Issuance of warrants as exercise inducement February								$ 3
Issuance of warrants as exercise inducement March								$ 3
Issuance of warrants as exercise inducement June								$ 2.35
Issuance of common stock as employee compensation December			$ 0.29	$ 0.56	$ 0.38	$ 1.75		$ 0.9
Issuance of common stock as employee compensation May			$ 0.21	$ 0.38	$ 0.38	$ 1	$ 1.45	$ 1.88
Issuance of warrants in exchange for services rendered March				$ 1.25		$ 3.75	$ 1.71
Cancellation of common stock May							$ 1.45
Issuance of common stock for services March				$ 0.53	$ 0.35	$ 1.14	$ 1.69
Issuance of common stock for services April			$ 0.22	$ 0.53	$ 0.39	$ 1.06	$ 1.65
Issuance of common stock for services April				$ 0.47	$ 0.33		$ 1.69
Issuance of common stock for services June			$ 0.18	$ 0.32	$ 0.64		$ 1.83
Issuance of common stock for services July			$ 0.13	$ 0.35	$ 0.58	$ 0.8	$ 1.75
Issuance of common stock for services July			$ 0.15	$ 0.4	$ 0.56		$ 1.68
Issuance of common stock for services June					$ 0.42		$ 1.8
Issuance of common stock as employee compensation October			$ 0.36	$ 0.6	$ 0.31	$ 1.52	$ 1.83
Issuance of common stock as employee compensation March			$ 0.25	$ 0.56	$ 0.31	$ 1.04	$ 1.71
Issuance of common stock as employee compensation March							$ 1.7
Issuance of common stock as employee compensation July			$ 0.13	$ 0.35	$ 0.66	$ 0.83	$ 1.78
Issuance of common stock as employee compensation April							$ 1.65
Issuance of common stock in connection with conversion of debenture January							$ 1.74
Issuance of common stock in connection with conversion of debenture January							$ 1.77
Issuance of common stock in connection with conversion of debenture March (in dollars)							52,554
Issuance of common stock in connection with conversion of debenture March (in dollars)							4,000,000
Issuance of warrants as employee compensation March						$ 0.94
Issuance of warrants in conjunction with convertible debentures March						$ 1.1
Issuance of warrants in conjunction with convertible debentures March						$ 1.21
Repurchase of common stock March						$ 1.16
Value of Beneficial Conversion Feature on Convertible Debentures March						$ 1.21
Issuance of common stock for services September			$ 0.45	$ 0.62	$ 0.53	$ 1.61
Issuance of common stock for services September			$ 0.49	$ 0.76		$ 1.53
Issuance of common stock for services November			$ 0.3	$ 0.51	$ 0.38	$ 1.75
Issuance of common stock for services November				$ 0.45		$ 1.54
Issuance of common stock for services November						$ 1.53
Issuance of common stock for services December			$ 0.3	$ 0.56	$ 0.47	$ 1.84
Issuance of common stock for services December			$ 0.29	$ 0.61	$ 0.53	$ 1.74
Issuance of common stock for services January				$ 0.62		$ 1.34
Issuance of common stock as employee compensation August		$ 0.1	$ 0.43	$ 0.6215	$ 0.56	$ 1.51
Issuance of common stock as employee compensation August						$ 1.5
Issuance of common stock as employee compensation September		$ 0.097	$ 0.5	$ 0.7254	$ 0.56	$ 1.55
Issuance of common stock as employee compensation October						$ 1.53
Issuance of common stock as employee compensation November			$ 0.31	$ 0.5	$ 0.35	$ 1.7
Issuance of common stock as employee compensation October						$ 1.36
Stock-based compensation - officers stock options May						$ 0.96
Exercise of stock options for cash December						$ 1.59
Issuance of options in exchange for the services rendered May				$ 0.46	$ 0.29
Issuance of common stock in satisfaction of accounts payable June			$ 0.19	$ 0.33	$ 0.36
Issuance of common stock in satisfaction of accounts payable June			$ 0.23	$ 0.37	$ 0.65
Issuance of common stock as converstion of Convertible Notes June					$ 0.33
Issuance of common stock as repayment of monthly amortization payments on convertible notes August					$ 0.65
Issuance of common stock as repayment of monthly amortization payments on convertible notes September					$ 0.52
Issuance of common stock as repayment of monthly amortization payments on convertible notes October					$ 0.29
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes November					$ 0.29
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes January					$ 0.32
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes March					$ 0.18
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes April					$ 0.28
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes April					$ 0.3
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes May					$ 0.33
Issuance of common stock for services May		$ 0.1	$ 0.22	$ 0.39	$ 0.37
Issuance of common stock for services May			$ 0.21		$ 0.42
Issuance of common stock for services June					$ 0.43
Issuance of common stock for services June					$ 0.76
Issuance of common stock for services June					$ 0.58
Issuance of common stock for services April		$ 0.1		$ 0.45	$ 0.65
Issuance of common stock for services July		$ 0.093			$ 0.62
Issuance fo common stock in exchange for the services rendered March				$ 0.6	$ 0.31
Issuance of common stock as repayment of interest on Convertible Notes October					$ 0.52
Issuance of common stock as repayment of interest on Convertible Notes March					$ 0.18
Issuance of common stock as repayment of interest on Convertible Notes May					$ 0.33
Cashless Exercise of warrants April				$ 0.33	$ 0.5
Cashless Exercise of warrants June					$ 0.33
Issuance of common stock for cash pursuant to private placement June					$ 0.33
Issuance of common stock for cash pursuant to private placement August				$ 0.79
Issuance of common stock for cash pursuant to private placement September				$ 0.8
Issuance of common stock for cash pursuant to private placement April				$ 0.47
Issuance of common stock for cash pursuant to private placement April				$ 0.4258
Issuance of common stock for cash pursuant to private placement April				$ 0.42
Issuance of common stock for services October		$ 0.09	$ 0.4	$ 0.65
Issuance of common stock for services October			$ 0.34	$ 0.525
Issuance of common stock for services December			$ 0.31	$ 0.57
Issuance of common stock for services December				$ 0.53
Issuance of common stock for services January				$ 0.63
Issuance of common stock for services February		$ 0.15		$ 0.625
Issuance of common stock for services March				$ 0.54
Cashless Exercise of warrants January				$ 0.33
Issuance of options in exchange for the services rendered December			$ 0.64	$ 0.46
Issuance of options in exchange for the services rendered March			$ 0.282	$ 0.64
Issuance of options in exchange for the services rendered July				$ 0.38
Issuance of common stock in satisfaction of accounts payable September			$ 0.36	$ 0.55
Issuance of common stock in satisfaction of accounts payable September			$ 0.49	$ 0.77
Issuance of common stock in satisfaction of accounts payable December			$ 0.29	$ 0.48
Issuance of common stock in satisfaction of accounts payable December			$ 0.33	$ 0.67
Issuance of common stock in satisfaction of accounts payable March				$ 0.45
Issuance of common stock in satisfaction of accounts payable March				$ 0.65
Issuance of warrants in exchange for services rendered December				$ 0.51
Cashless Exercise of warrants September			$ 0.001
Issuance of common stock in connection with conversion of Preferred Stock July (in dollars)			1,288,000
Convertible Preferred Stock Original Amount in July (in dollars)			2,575,000
Issuance of options in exchange for the services rendered September			$ 0.64
Issuance of options in exchange for the services rendered March			$ 0.64
Issuance of options in exchange for the services rendered June			$ 0.64
Issuance of common stock for cash pursuant to private placement March			$ 0.25
Issuance of common stock in connection with conversion of Preferred Stock Sep		787,000
Issuance of common stock in connection with conversion of Preferred Stock Dec		500,000
Issuance of common stock in connection with conversion of Preferred Stock Jun		510,000
Convertible Preferred Stock Original Amoun in Jun		$ 2,000,000

INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS	9 Months Ended		12 Months Ended			201 Months Ended	210 Months Ended
	Apr. 30, 2013 USD ($)	Apr. 30, 2012 USD ($)	Jul. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2012 USD ($)	Apr. 30, 2013 USD ($)
Cash Flows From Operating Activities:
Net loss	$ (4,999,736)	$ (7,914,440)	$ (9,490,278)	$ (21,675,867)	$ (25,279,940)	$ (354,173,560)	$ (359,173,296)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	349,047	472,146	612,658	742,961	780,250	9,908,540	10,257,587
Minority interest share of loss	0	0	0	0	0	(3,038,185)	(3,038,185)
Reduction of notes receivable - common stock in exchange for services rendered	0	0	0	0	0	423,882	423,882
Write-off of uncollectible notes receivable - common stock	0	0	0	0	0	391,103	391,103
Write-off of deferred offering costs	0	0	0	0	0	3,406,196	3,406,196
Write-off of abandoned patents	0	88,582	440,780	0	0	1,353,976	1,353,976
(Gain)/loss on disposal of property and equipment	(1,036,865)	(1,793,087)	(2,027,939)	35,878	0	(1,991,150)	(3,028,015)
Loss on extinguishment of debt	0	0	0	0	0	14,134,068	14,134,068
Common stock issued as employee compensation	0	68,483	130,544	100,999	101,002	4,011,938	4,011,938
Amortization of options and option modifications as stock compensation	613,375	56,961	602,384	936,465	1,765,381	3,411,226	4,024,601
Common stock issued for services rendered	223,692	606,545	699,445	1,990,005	1,755,200	14,507,279	14,730,971
Amortization of prepaid services in conjunction with common stock issuance	0	0	0	0	0	138,375	138,375
Non-cash compensation expense	0	0	0	0	0	45,390	45,390
Stock options and warrants issued for services rendered	0	0	0	0	591,000	7,956,723	7,956,723
Issuance of warrants as additional exercise right inducement	0	0	0	0	0	21,437,909	21,437,909
Preferred stock issued for services rendered	0	0	0	0	0	100	100
Treasury stock redeemed for non-performance of services	0	0	0	0	0	(138,000)	(138,000)
Amortization of deferred debt issuance costs and loan origination fees	0	0	0	0	0	2,405,629	2,405,629
Amortization of discount on convertible debentures	0	0	0	0	0	38,345,592	38,345,592
Common stock issued for interest on convertible debentures & preferred stock	663,930	347,490	485,190	0	0	1,242,704	1,906,634
Interest on short-term advance	0	0	0	0	0	22,190	22,190
Founders' shares transferred for services rendered	0	0	0	0	0	353,506	353,506
Fees in connection with refinancing of debt	0	0	0	0	0	113,274	113,274
Warrant repricing costs	0	0	0	0	0	3,198,604	3,198,604
Change in fair value of derivative liabilities	1,092,504	1,603,720	1,081,440	(2,220,916)	(4,125,590)	715,977 [1]	1,808,481 [2]
Changes in operating assets and liabilities (excluding the effects of acquisition):
Accounts receivable	0	8,474	8,470	62,200	(12,482)	(15,047)	(15,047)
Miscellaneous receivables	0	0	0	0	0	43,812	43,812
Inventory	0	716,415	716,392	1,197,768	(618,401)	(20,091)	(20,091)
Other current assets	154,586	(70,693)	20,946	116,171	601,115	(182,948)	(28,362)
Accounts payable and accrued expenses	212,595	(1,267,420)	(1,218,616)	1,811,120	1,878,296	15,023,940	15,236,535
Deferred revenue	(33,504)	(81,634)	(105,395)	(28,152)	252,042	257,332	223,828
Other, net	0	0	0	0	0	110,317	110,317
Net Cash Used in Operating Activities	(2,760,376)	(7,158,458)	(8,043,979)	(16,931,368)	(22,312,127)	(216,599,398)	(219,359,774)
Cash Flows From Investing Activities:
Purchase of property and equipment	0	(2,416)	(2,416)	(52,383)	(159,708)	(4,809,439)	(4,809,439)
Proceeds from sale of property and equipment	1,762,954	4,614,057	4,953,325	0	0	4,953,325	6,716,279
Costs incurred for patents	(51,717)	(110,929)	(173,775)	(234,984)	(228,777)	(2,840,046)	(2,891,763)
Change in restricted cash	0	0	0	0	0	512,539	512,539
Proceeds from maturity of short term investments	0	0	0	0	0	195,242,918	195,242,918
Purchases of short-term investments	0	0	0	0	0	(195,242,918)	(195,242,918)
Cash received in conjunction with merger	0	0	0	0	0	82,232	82,232
Advances to Antigen Express, Inc.	0	0	0	0	0	(32,000)	(32,000)
Increase in officers' loans receivable	0	0	0	0	0	(1,126,157)	(1,126,157)
Change in deposits	0	0	0	0	0	(652,071)	(652,071)
Change in notes receivable - common stock	0	0	0	0	0	(91,103)	(91,103)
Change in due from related parties	0	0	0	0	0	(2,222,390)	(2,222,390)
Other, net	0	0	0	0	0	89,683	89,683
Net Cash Provided By (Used in) Investing Activities	1,711,237	4,500,712	4,777,134	(287,367)	(388,485)	(6,135,427)	(4,424,190)
Cash Flows From Financing Activities:
Proceeds from short-term advance	0	0	0	0	0	325,179	325,179
Repayment of short-term advance	0	0	0	0	0	(347,369)	(347,369)
Proceeds from issuance of long-term debt	828,543	3,566,088	3,561,688	0	0	5,567,297	6,395,840
Repayment of long-term debt	(1,832,170)	(4,488,539)	(4,821,511)	(116,632)	(100,030)	(7,062,699)	(8,894,869)
Repayment of obligations under capital lease	0	0	0	(7,818)	(39,950)	(83,002)	(83,002)
Change in due to related parties	0	0	0	0	0	154,541	154,541
Proceeds from exercise of warrants	780,704	30,000	30,000	0	1,574,062	45,728,281	46,508,985
Proceeds from exercise of stock options	1,057	0	1,300	577	0	5,003,793	5,004,850
Proceeds from minority interest investment	0	0	0	0	0	3,038,185	3,038,185
Proceeds from issuance of preferred stock	1,450,000	1,975,000	1,975,000	2,315,000	0	16,305,000	17,755,000
Redemption of SVR preferred stock	0	0	0	0	0	(100)	(100)
Proceeds from issuance of convertible debentures, net	0	0	0	0	0	40,704,930	40,704,930
Payment of costs associated with convertible debentures	0	0	0	0	0	(722,750)	(722,750)
Repayments of convertible debentures	0	0	0	0	0	(5,142,424)	(5,142,424)
Purchase of treasury stock	0	0	0	0	0	(483,869)	(483,869)
Proceeds from issuance of common stock, net	0	0	0	3,939,000	20,900,289	120,576,242	120,576,242
Purchase and retirement of common stock	0	0	0	0	0	(497,522)	(497,522)
Net Cash Provided by Financing Activities	1,228,134	1,082,549	746,477	6,130,127	22,334,371	223,063,713	224,291,847
Effect of Exchange Rates on Cash	(18,723)	(29,022)	(32,120)	6,535	50,063	(82,579)	(101,302)
Net (Decrease) Increase in Cash and Cash Equivalents	160,272	(1,604,219)	(2,552,488)	(11,082,073)	(316,178)	246,309	406,581
Cash and Cash Equivalents, Beginning of Period	246,309	2,798,797	2,798,797	13,880,870	14,197,048	0	0
Cash and Cash Equivalents, End of Period	$ 406,581	$ 1,194,578	$ 246,309	$ 2,798,797	$ 13,880,870	$ 246,309	$ 406,581

[1]	includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to July 31, 2012" column. See Note 12 - Derivative Liabilities.
[2]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to April 30, 2013" column. See Note 11 - Derivative Warrant Liability.

Basis of Presentation:	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 – Basis of Presentation:

The accompanying unaudited interim consolidated financial statements (“interim statements”) have been prepared pursuant to the rules and regulations for reporting on Form 10-Q. Accordingly, certain information and disclosures required by generally accepted accounting principles for complete financial statements are not included herein. The interim statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s latest Annual Report on Form 10-K. The results for the three and nine months ended April 30, 2013 may not be indicative of the results for the entire year.

Interim statements are subject to possible adjustments in connection with the annual audit of the Company’s accounts for fiscal year 2013. In the Company’s opinion, all adjustments necessary for a fair presentation of these interim statements have been included and are of a normal and recurring nature.

The Company is a development stage company, which has a limited history of operations and limited revenue to date. This revenue has been comprised mainly of the sale of our confectionary products, although the Company has recognized $600,000 relating to upfront license fees for the signing of license and distribution agreements for Generex Oral-lyn™. Additionally, the Company has several product candidates that are in various research or early stages of pre-clinical and clinical development. There can be no assurance that the Company will be successful in obtaining regulatory clearance for the sale of existing or any future products or that any of the Company’s products will be commercially viable.

Going Concern

The accompanying interim statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has experienced negative cash flows from operations since inception and has an accumulated deficit of approximately $363 million and a working capital deficiency of approximately $7.8 million at April 30, 2013. The Company has funded its activities to date almost exclusively from debt and equity financings, as well as the recent sales of non-essential real estate assets in fiscal 2012 and fiscal 2013.

The Company will continue to require substantial funds to continue research and development, including pre-clinical studies and clinical trials of its product candidates, and to commence sales and marketing efforts, if the U.S. Food and Drug Administration or other regulatory approvals are obtained.  Management’s plans in order to meet its operating cash flow requirements include financing activities such as private placements of its common stock, preferred stock offerings, issuances of debt and convertible debt instruments.  Management will be limited in the financing activities that the Company undertakes in the near future as the securities purchase agreements that the Company entered into on January 31, 2012, August 8, 2012 and December 10, 2012 with certain investors prohibit the Company from (i) issuing additional equity securities until 60 days after the effective date of a registration statement covering the resale of the common stock issuable upon exercise of the warrants and conversion of the preferred stock sold in those transactions; and (ii) issuing additional debt or equity securities with variable conversion or exercise prices until February 1, 2013, August 8, 2013 and December 10, 2013, respectively. Management is also actively pursuing financial and strategic alternatives, including strategic investments and divestitures, industry collaboration activities and strategic partners.  Management has sold, and is also seeking further sales of, non-essential real estate assets which are classified as Assets Held for Investment to augment its cash position.

These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. There are no assurances that such additional funding will be achieved and that it will succeed in its future operations. The interim statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts of liabilities that might be necessary should the Company be unable to continue in existence. The Company’s inability to obtain required funding in the near future or its inability to obtain funding on favorable terms will have a material adverse effect on its operations and strategic development plan for future growth. If the Company cannot successfully raise additional capital and implement its strategic development plan, its liquidity, financial condition and business prospects will be materially and adversely affected, and the Company may have to cease operations.

Note 1 - Organization and Business:

Generex Biotechnology Corporation (the Company) and its wholly-owned subsidiary Generex Pharmaceuticals, Inc. are engaged in the research and development of drug delivery systems and technology. Since its inception, the Company has devoted its efforts and resources to the development of a platform technology for the oral administration of large molecule drugs, including proteins, peptides, monoclonal antibodies, hormones and vaccines, which historically have been administered by injection, either subcutaneously or intravenously. Oral-lynTM the first product based on this platform technology, is in various stages of regulatory approval in different jurisdictions around the world.

The Company’s wholly-owned subsidiary, Antigen Express, Inc. (Antigen), is engaged in research and development of technologies and immunomedicines for the treatment of malignant, infectious, autoimmune and allergic diseases.  The Company’s immunomedicine products work by stimulating the immune system to either attack offending agents (i.e., cancer cells, bacteria, and viruses) or to stop attacking benign elements (i.e., self proteins and allergens). The immunomedicine products are based on two platform technologies that were discovered by an executive officer of Antigen, the Ii-Key hybrid peptides and Ii-Suppression. These technologies are expected to greatly boost immune cell responses which diagnose and treat the ailments and conditions.

The Company is a development stage company, which has a limited history of operations and limited revenue to date. This revenue has been comprised mainly of the sale of our confectionary products, although the Company has recognized $600,000 relating to upfront license fees for the signing of license and distribution agreements for Generex Oral-lyn™. Additionally, the Company has several product candidates that are in various research or early stages of pre-clinical and clinical development. There can be no assurance that the Company will be successful in obtaining regulatory clearance for the sale of existing or any future products or that any of the Company’s products will be commercially viable.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has experienced negative cash flows from operations since inception and has an accumulated deficit of approximately $358 million and a working capital deficiency of approximately $8.1 million at July 31, 2012. The Company has funded its activities to date almost exclusively from debt and equity financings, as well as the recent sales of non-essential real estate assets in fiscal 2012 and the beginning of fiscal 2013.

The Company will continue to require substantial funds to continue research and development, including pre-clinical studies and clinical trials of its product candidates, and to commence sales and marketing efforts, if the U.S. Food and Drug Administration or other regulatory approvals are obtained.  Management’s plans in order to meet its operating cash flow requirements include financing activities such as private placements of its common stock, preferred stock offerings, issuances of debt and convertible debt instruments.  Management will be limited in the financing activities that the Company undertakes in the near future as the securities purchase agreements that the Company entered into on January 31, 2012 and August 8, 2012 with certain investors prohibit the Company from (i) issuing additional equity securities until 60 days after the effective date of a registration statement covering the resale of the common stock issuable upon exercise of the warrants and conversion of the preferred stock sold in that transaction and (ii) issuing additional debt or equity securities with variable conversion or exercise prices until February 1, 2013 and August 8, 2013, respectively. Management is also actively pursuing financial and strategic alternatives, including strategic investments and divestitures, industry collaboration activities and strategic partners.  Management has sold, and is also seeking further sales of, non-essential real estate assets which are classified as Assets Held for Investment to augment its cash position.

These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. There are no assurances that such additional funding will be achieved and that it will succeed in its future operations. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts of liabilities that might be necessary should the Company be unable to continue in existence. The Company’s inability to obtain required funding in the near future or its inability to obtain funding on favorable terms will have a material adverse effect on its operations and strategic development plan for future growth. If the Company cannot successfully raise additional capital and implement its strategic development plan, its liquidity, financial condition and business prospects will be materially and adversely affected, and the Company may have to cease operations.

Summary of Significant Accounting Policies:	12 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 2 - Summary of Significant Accounting Policies:

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries in which a controlling interest is maintained. For those consolidated subsidiaries where the Company ownership is less than 100 percent, the outside stockholders’ interests are shown as minority interests. Effective December 17, 2004, the Company’s ownership in all consolidated subsidiaries is 100 percent. All significant intercompany transactions and balances have been eliminated.

Development Stage Company

The accompanying consolidated financial statements have been prepared in accordance with the provisions of FASB ASC Topic 915, “Development Stage Entities.”

Cash and Cash Equivalents

The Company considersall highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Inventory

Inventory consists of raw materials, product components and finished goods. Inventory is stated at the lower of cost or market with cost determined using the first-in first-out (“FIFO”) method. In evaluating whether inventory is stated at the lower of cost or market, management considers such factors as the amount of inventory on hand and in the distribution channel, estimated time required to sell such inventory, remaining shelf life and current and expected market conditions, including levels of competition. As appropriate, a provision is recorded to reduce inventory to its net realizable value. At July 31, 2012, all inventory balances had been written down to zero.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided on the straight-line method over the estimated useful lives of the assets, which range from three to thirty years. Gains and losses on depreciable assets retired or sold are recognized in the statement of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Assets Held for Investment

Property held for investment is recorded at cost less accumulated depreciation. Depreciation is provided on the straight-line method over the estimated useful lives of the assets of thirty years. Gains and losses on depreciable assets retired or sold are recognized in the statement of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Patents

Capitalized patent costs represent legal costs incurred to establish patents and a portion of the acquisition price paid attributed to patents upon the acquisition of Antigen in August 2003.  When patents reach a mature stage, any associated legal costs are comprised mostly of maintenance fees and costs of national applications and are expensed as incurred.  Capitalized patent costs are amortized on a straight line basis over the remaining life of the patent.  As patents are abandoned, the net book value of the patent is written off.In the fiscal year ended July 31, 2012, the Company recorded a write down of $440,780 on certain patents.There were no write downs or disposals in the fiscal years ended July 31, 2011 and 2010.

Impairment or Disposal of Long-Lived Assets

The Company assesses the impairment of long-lived assets under FASB ASC Topic 360 whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable and exceeds its fair value. The carrying amount of the long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposal of the asset. In the fiscal year ended July 31, 2012, the Company sold, wrote off or disposed of certain long-lived assets with a net book value of $2,945,079. In the fiscal year ended July 31, 2011, the Company recorded a write down of $35,878 on certain equipment. There were no write downs or disposals in the fiscal year ended July 31, 2010.

Derivative Warrant Liability

The Company’s derivative warrant instruments are measured at fair value using the binomial valuation model which takes into account, as of the valuation date, factors including the current exercise price, the expected life of the warrant, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the warrant.  The liability is revalued at each reporting period and changes in fair value are recognized in the consolidated statements of operations under the caption “Change in fair value of derivative warrant liability.” See Note 12 – Derivative Liabilities.

Revenue Recognition and Deferred Revenue

Revenues from the sale of commercial products are recognized at the time title of goods passes to the buyer and the buyer assumes the risks and rewards of ownership. Certain product sales are made to retailers under agreements allowing for a right to return unsold products. In accordance with FASB ASC Topic 605, recognition of revenue on all sales to these retailers is deferred until the right of return expires, the product is sold to a third party or a provision for returns can be reasonably estimated based on historical experience. The cost of inventory under these sales is considered to be consigned inventory until the revenue is recognized. Sales are reported net of estimated returns and allowances, discounts, mail-in rebate redemptions and credit card chargebacks. If actual sales returns, allowances, discounts, mail-in rebate redemptions or credit card chargebacks are greater than estimated by management, additional expense may be incurred. At July 31, 2012, we have $263,125 of deferred revenue for which a provision for returns cannot be reasonably estimated and thus the balance is included in Deferred Revenue on our consolidated balance sheets. The corresponding cost of sales has been previously written off and is not included in inventory as of July 31, 2012 as the timing of the recognition of the revenue cannot be reasonably estimated.

Grant revenue is recognized as the Company provides the services stipulated in the underlying grant based on the time and expenditures incurred. Amounts received in advance of services provided are recorded as deferred revenue and amortized as revenue when the services are provided. The Company received grant revenue of $488,959 in the fiscal year ended July 31, 2011 and recognized the full amount of the grant in fiscal 2011, as the Company had already incurred all of the qualifying expenses and the amount was fully received. There was no grant revenue in fiscal 2012. See Note 15 - Qualifying Therapeutic Discovery Project Program.

Included in miscellaneous income are fees received under licensing agreements. Nonrefundable fees received under licensing agreements are recognized as revenue when received if the Company has no continuing obligations to the other party.

Rental income is recognized as revenue in the period in which the related rental space is occupied.

Research and Development Costs

Expenditures for research and development are expensed as incurred and include, among other costs, those related to the production of experimental drugs, including payroll costs, and amounts incurred for conducting clinical trials. Amounts expected to be received from governments under research and development tax credit arrangements are offset against current research and development expense.

Income Taxes

Income taxes are accounted for under the asset and liability method prescribed by FASB ASC Topic 740. These standards require a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position.  If the more likely than not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements. Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized. AtJuly 31, 2012 and 2011, the Company had a full valuation allowance equal to the amount of the net deferred tax asset.

The Company adopted the FASB guidance concerning accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions, as of August 1, 2007. The guidance requires that the Company determine whether it is more likely than not that a tax position will not be sustained upon examination by the appropriate taxing authority. If a tax position does not meet the more likely than not recognition criterion, the guidance requires that the tax position be measured at the largest amount of benefit greater than 50 percent not likely of being sustained upon ultimate settlement. Based on the Company’s evaluation, management has concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements.

Stock-Based Compensation

The Company follows FASB ASC Topic 718 which requires that new, modified and unvested share-based payment transactions with employees, such as grants of stock options and restricted stock, be recognized in the financial statements based on their fair value at the grant date and recognized as compensation expense over their vesting periods. The Company estimates the fair value of stock options as of the date of grant using the Black-Scholes option pricing model and restricted stock based on the quoted market price. The Company also follows the guidance in FASB ASC Topic 505 for equity based payments to non-employees for equity instruments issued to consultants and other non-employees.

Net Loss per Common Share

Basic earnings per share is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the period. The computation of diluted earnings per share does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings. Refer to Note 16 for methodology for determining net loss per share.

Comprehensive Income/(Loss)

Other comprehensive income/(loss), which includes only foreign currency translation adjustments, is shown in the Statement of Changes in Stockholders’ Equity.

Concentration of Credit Risk

The Company maintains cash balances, at times, with financial institutions in excess of amounts insured by the Canada Deposit Insurance Corporation and the U.S. Federal Deposit Insurance Corporation. Management monitors the soundness of these institutions and has not experienced any collection losses with these financial institutions.

Foreign Currency Translation

Foreign denominated assets and liabilities of the Company are translated into U.S. dollars at the prevailing exchange rates in effect at the end of the reporting period. Income statement accounts are translated at a weighted average of exchange rates which were in effect during the period. Translation adjustments that arise from translating the foreign subsidiary’s financial statements from local currency to U.S. currency are recorded in the other comprehensive loss component of stockholders’ equity.

Fair Value of Financial Instruments

Fair value is defined under FASB ASC Topic 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for an asset or liability in an orderly transaction between participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. The levels are as follows:

·	Level 1 - Quoted prices in active markets for identical assets or liabilities
·	Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data for substantially the full term of the assets or liabilities
·	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, long-term debt, accounts payable and accrued expenses, as well as derivative warrant liabilities and derivative additional investment rights. All of these items, except for the derivative warrant liabilities and derivative additional investment rights, were determined to be Level 1 fair value measurements. The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable and accrued expenses approximate their respective fair values because of the short maturities of these instruments. Long-term debt balances were determined to approximate their fair value as we believe the borrowing rates reflect the prevailing market rates available for similar debt instruments.

The Company has determined its derivative warrant liability and its derivative additional investment rights liability to be Level 2 fair value measurements and has used the binomial lattice model valuation method to calculate the fair value of the derivative warrant liability and the derivative additional investment rights liability at July 31, 2012 and 2011. See Note 12 – Derivative Liabilities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

The Company evaluates its estimates, including those related to bad debts, long lived assets (including patents) impairment valuations, debt obligations, derivatives, convertible preferred shares, long-term contracts, and contingencies and litigation, on an ongoing basis. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Critical accounting estimates are reviewed and discussed with the audit committee of the board of directors. The Company considers an accounting estimate to be critical if it requires assumptions to be made that were uncertain at the time the estimate was made and changes in the estimate or different estimates that could have been selected could have a material impact on our results of operations or financial condition.

Effects of Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued additional guidance on fair value measurements and disclosures which requires reporting entities to provide information about movements of assets among Levels 1 and 2 of the three-tier fair value hierarchy established by the existing guidance. The guidance was effective for our fiscal year beginning August 1, 2011. The adoption of this new accounting guidance did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued further guidance on fair value measurements and disclosures which requires the categorization by level for items that are only required to be disclosed at fair value and information about transfers between Level 1 and Level 2. In addition, the update provides guidance on measuring the fair value of financial instruments managed within a portfolio and the application of premiums and discounts on fair value measurements. The guidance requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. The guidance is effective for the Company’s interim period ended April 30, 2012. The adoption of this new accounting guidance did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements

In June 2011, the FASB issued guidance regarding the presentation of Comprehensive Income within financial statements. The guidance will be effective for the Company’s annual fiscal period ended July 31, 2013 and subsequent interim periods. The Company does not expect the adoption of this new accounting guidance to have a material impact on its consolidated financial statements.

Effects of Recent Accounting Pronouncements:	9 Months Ended
Apr. 30, 2013
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]

Note 2 – Effects of Recent Accounting Pronouncements:

Recently Adopted Accounting Pronouncements

In May 2011, the FASB issued further guidance on fair value measurements and disclosures which requires the categorization by level for items that are only required to be disclosed at fair value and information about transfers between Level 1 and Level 2. In addition, the update provides guidance on measuring the fair value of financial instruments managed within a portfolio and the application of premiums and discounts on fair value measurements. The guidance requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. The guidance was effective for the Company’s interim period ended April 30, 2012. The adoption of this new accounting guidance did not have a material impact on the Company’s interim statements.

Recently Issued Accounting Pronouncements

In June 2011, the FASB issued guidance regarding the presentation of Comprehensive Income within financial statements. The guidance will be effective for the Company’s annual fiscal period ended July 31, 2013 and subsequent interim periods. The Company does not expect the adoption of this new accounting guidance to have a material impact on its interim statements.

Long-lived Assets:	12 Months Ended
Jul. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 3 - Long-lived Assets:

Property and Equipment

The costs and accumulated depreciation of property and equipment are summarized as follows:

	July 31,
	2012	2011

Land	$140,450	$237,969
Buildings and Improvements	934,668	1,508,288
Furniture and Fixtures	47,794	149,540
Office Equipment	52,395	201,314
Lab Equipment	393,781	4,614,656

Total Property and Equipment	1,569,088	6,711,767

Less: Accumulated Depreciation	864,410	5,439,900

Property and Equipment, Net	$704,678	$1,271,867

Depreciation expense related to property and equipment amounted to $97,967, $172,250 and $238,253 for the years ended July 31, 2012, 2011 and 2010, respectively.

Assets Held for Investment, Net

The costs and accumulated depreciation of assets held for investment are summarized as follows:

	July 31,
	2012	2011

Assets Held For Investment	$1,179,276	$5,100,519

Less: Accumulated Depreciation	320,899	1,465,590

Assets Held for Investment, Net	$858,377	$3,634,929

These assets are held as collateral for long term debt (see Note 10). Depreciation expense on assets held for investment amounted to $74,070, $141,686 and $134,251 for the years ended July 31, 2012, 2011 and 2010, respectively.

The Company’s holds these properties for investment purposes and collects rental income as described directly below.

Income from Assets Held for Investment, net

In July 2012, the Company sold a property for gross proceeds after real estate commissions of $342,862. This property had a net book value of $107,203, resulting in an accounting gain of $235,659 which is included in income from assets held for investment, net, on the consolidated statement of operations. The net proceeds after commissions and other expenses were used to partially discharge the first and second mortgages on the property and the Company did not receive any of the net proceeds from this property sale.

In March and April, 2012, the Company sold nine commercial condominium units which were held for investment for gross proceeds after real estate commissions of $2,865,682. These properties had a net book value of $1,783,932, resulting in an accounting gain of $1,081,750 which is included in income from assets held for investment, net on the consolidated statement of operations. The net proceeds after commissions and other expenses were used to discharge or partially discharge the first and second mortgages on the properties. There were two first mortgages on the properties, with combined remaining principals of CAD$568,836, which were discharged completely upon sale. The remaining net proceeds of CAD$2,180,051 after expenses and the discharge of the first mortgages was used to partially discharge the second mortgage and the Company did not receive any of the net proceeds from these property sales.

In August 2011, the Company sold two properties which were held for investment for gross proceeds after real estate commissions of $1,669,115. These two properties had a net book value of $1,029,435, resulting in an accounting gain of $639,680 which is included in income from assets held for investment, net on the consolidated statement of operations. The two properties had mortgages of $659,288 which were discharged upon sale, resulting in net cash proceeds to the Company of $1,009,827.

The total accounting gains in this category from property sales in the fiscal year ended July 31, 2012 was $1,957,089 compared to zero in the two previous fiscal years.

The remaining income of $249,127 in this category in the fiscal year ended July 31, 2012, pertains to rental income from properties held for investment, net of carrying and operating expenses. In the fiscal years ended July 31, 2011 and 2010, rental income from properties held for investment, net of operating expenses was $349,458 and $206,575, respectively. Gross income from rental operations was $384,299, $582,974 and $407,809 and rental expenses were $135,172, $233,516 and $201,234, including the depreciation expense amounts above relating to assets held for investment, for the years ended July 31, 2012, 2011 and 2010, respectively.

Patents:	12 Months Ended
Jul. 31, 2012
Patents Disclosure [Abstract]
Patent Disclosure [Text Block]

Note 4 - Patents:

The costs and accumulated amortization of patents are summarized as follows:

	July 31,
	2012	2011

Patents	$5,587,790	$6,487,389

Less: Accumulated Amortization	2,953,332	3,137,801

Patents, Net	$2,634,458	$3,349,588

Weighted Average Life	9.4 years	11.2 years

Amortization expense amounted to $441,087, $430,650 and $407,746 for the years ended July 31, 2012, 2011 and 2010, respectively. Amortization expense is expected to be approximately $346,000 per year for the years ended July 31, 2013 through 2017. During the year ended July 31, 2012, the Company wrote off patents with a net book value of $440,780 as the patents had been abandoned or were no longer being used. The charge was included in research and development expenses on our consolidated statements of operations. During the years ended July 31, 2011 and 2010, the Company did not write off any patents.

Income Taxes:	12 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 5 - Income Taxes:

The Company has incurred losses since inception, which have generated net operating loss (“NOL”) carryforwards. The NOL carryforwards arise from both United States and Canadian sources. Pretax losses arising from domestic operations (United States) were $8,040,033, $15,060,207 and $18,127,536 for the years ended July 31, 2012, 2011 and 2010, respectively. Pretax losses arising from foreign operations (Canada) were $1,450,244, $6,615,660 and $7,152,404 for the years ended July 31, 2012, 2011 and 2010, respectively. As of July 31, 2012, the Company has NOL carryforwards in Generex Biotechnology Corporation of $198,111,370, which expire in 2018 through 2032, in Generex Pharmaceuticals Inc. of approximately $40,227,852, which expire in 2013 through 2032, and in Antigen Express, Inc. of approximately $23,570,912, which expire in 2016 through 2032. These loss carryforwards are subject to limitation due to the acquisition of Antigen and may be limited in future years due to certain structural ownership changes which have occurred over the last several years, related to the Company’s equity and convertible debenture financing transactions.

For the years ended July 31, 2012, 2011 and 2010, the Company’s effective tax rate differs from the federal statutory rate principally due to net operating losses and other temporary differences for which no benefit was recorded. Additionally, effective for the year ended July 31, 2011, the Company has taken into account a decrease in the Canadian effective tax rate from 36.12% to 25% as of January 2012, which will reduce the future value (prior to valuation allowances) of the NOL carryforwards of the Canadian subsidiary.

Deferred income taxes consist of the following:

	July 31,
	2012	2011
Net operating loss carryforwards	$85,428,939	$85,026,388
Other temporary differences	627,656	5,680
Total Deferred Tax Assets	86,056,595	85,032,068

Valuation Allowance	(85,579,584)	(84,336,137)

Deferred Tax Liabilities
Intangible assets	(378,672)	(623,708)
Other temporary differences	(98,339)	(72,223)
Total Deferred Tax Liabilities	(477,011)	(695,931)

Net Deferred Income Taxes	$—	$—

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate for the years ended July 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010

Federal statutory rate	(34.0)%	(34.0)%	(34.0)%

Increase (decrease) in income taxes resulting from:
Imputed interest income on intercompany receivables from foreign subsidiaries	5.0	3.0	2.0
Non-deductible or non-taxable items	4.0	(4.0)	(6.0)
Change in Canadian NOL carryforwards due to future tax rate changes	0.0	20.0	—
Other temporary differences	13.0	18.0	3.0
Change in valuation allowance	12.0	(3.0)	35.0

Effective tax rate	—%	—%	—%

As of July 31, 2012, the Company had no unrecognized tax benefits, and no adjustment to its financial position, results of operations or cash flows was required. The Company does not expect that unrecognized tax benefits will increase within the next twelve months. The Company records interest and penalties related to tax matters within other expense on the accompanying consolidated statement of operations. These amounts are not material to the consolidated financial statements for the periods presented. Generally, tax years 2009 to 2012 remain open to examination by the Internal Revenue Agency or other tax jurisdictions to which the Company is subject. The Company’s Canadian tax returns are subject to examination by federal and provincial taxing authorities in Canada. Generally, tax years 2004 to 2012 remain open to examination by the Canadian Customs and Revenue Agency or other tax jurisdictions to which the Company is subject.

Inventory:	12 Months Ended
Jul. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 6 - Inventory:

Inventory consists of the following:

	July 31,
	2012	2011

Raw materials	$—	$502,195
Finished goods	—	215,247
Total	$—	$717,442

At July 31, 2011, the raw materials inventory primarily related to the Company’s Oral-lyn™ product, while the finished goods inventory primarily related to the Company’s over-the-counter confectionary products. As the Company is no longer focusing resources on the sale of the over-the-counter confectionary products, the Company took a write-down of approximately $207,000 in the fiscal year ended July 31, 2012 related to the remaining raw materials and finished goods pertaining to this product line which is included in research and development expenses. The Company took a write-down of approximately $501,000 in the nine months ended fiscal year ended July 31, 2012, pertaining to the remaining raw material inventory related to Oral-lyn™, as such inventory was not expected to be used up in clinical trials prior to its expiration date.

Accounts Payable and Accrued Expenses:	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 5 – Accounts Payable and Accrued Expenses:

Accounts payable and accrued expenses consist of the following:

	April 30, 2013	July 31, 2012
	(Unaudited)	(Audited)
Accounts Payable and Accruals – General and Administrative	$3,640,370	$3,556,160
Accounts Payable and Accruals – Research and Development	3,263,481	2,691,192
Accounts Payable and Accruals – Selling and Marketing	323,953	290,534
Accrued Make-whole Payments on Convertible Preferred Stock (see Note 10)	143,370	402,300
Executive Compensation and Directors’ Fees Payable	55,745	75,466
Total	$7,426,919	$7,015,652

Note 7 - Accounts Payable and Accrued Expenses:

Accounts payable and accrued expenses consist of the following:

	July 31,
	2012	2011

Accounts Payable & Accruals – General and Administrative	$3,556,160	$4,805,091
Accounts Payable & Accruals – Research and Development	2,691,192	2,151,333
Accounts Payable & Accruals – Selling and Marketing	290,534	434,265
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 11)	402,300	347,490
Executive Compensation and Directors’ Fees Payable	75,466	—
Total	$7,015,652	$7,738,179

Commitments:	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 7 – Commitments:

On December 7, 2009, the Company entered into a long-term agreement with sanofi-aventis Deutschland GmbH (“sanofi”). Under this agreement, sanofi will manufacture and supply recombinant human insulin to the Company in the territories specified in the agreement. Through this agreement, the Company will procure recombinant human insulin crystals for use in the production of Generex Oral-lyn™. The terms of the supply agreement required the Company to make certain minimum purchases of insulin from sanofi through the period ended December 31, 2011.To date, the Company has not met the minimum purchase commitments under this agreement. After December 31, 2011, sanofi may terminate the agreement due to the Company’s failure to meet such purchase commitments. Upon termination, the Company would be obligated to pay sanofi for all materials and components that it has acquired or ordered to manufacture insulin based on the Company’s forecasts or minimum purchase commitments, all related work-in-progress (at cost) and all finished insulin in inventory. To date, the Company has not provided forecasts to sanofi for the purchase of insulin and sanofi has not terminated the agreement.

Note 8 - Commitments and Contingent Liabilities:

Leases

The Company has entered into various operating lease agreements for the use of operating space, vehicles and office equipment.

Aggregate minimum annual lease commitments of the Company under non-cancelable operating leases as of July 31, 2012 are as follows:

Year	Amount

2013	$124,225
2014	111,723
2015	99,367
2016 and thereafter	—
Total Minimum Lease Payments	$335,315

Lease expense amounted to approximately $185,000, $210,000 and $200,000 for the years ended July 31, 2012, 2011 and 2010, respectively.

The preceding data reflects existing leases and does not include replacements upon their expiration. In the normal course of business, operating leases are generally renewed or replaced by other leases.

Assets Held for Investment

The Company leases units of property that it owns located in Toronto, Canada. The following represents the approximate minimum amount in lease income under current lease agreements to be received in years ending after July 31, 2012:

Year	Amount

2013	$214,878
2014	193,583
2015	171,915
2016	146,407
2017	153,604
Thereafter	465,804
Total	$1,346,191

Supply Agreements and Purchase Obligations

On December 7, 2009, the Company entered into a long-term agreement with sanofi-aventis Deutschland GmbH (“sanofi”). Under this agreement, sanofi-aventis will manufacture and supply recombinant human insulin to the Company in the territories specified in the agreement. Through this agreement, the Company will procure recombinant human insulin crystals for use in the production of Generex Oral-lyn™. The terms of the supply agreement require the Company to make certain minimum purchases of insulin from sanofi through the period ended December 31, 2011.To date, the Company has not met the minimum purchase commitments under this agreement. After December 31, 2011, sanofi may terminate the agreement due to the Company’s failure to meet such purchase commitments. Upon termination, the Company would be obligated to pay sanofi for all materials and components that it has acquired or ordered to manufacture insulin based on the Company’s forecasts or minimum purchase commitments, all related work-in-progress (at cost) and all finished insulin in inventory. To date, the Company has not provided forecasts to sanofi for the purchase of insulin and sanofi has not terminated the agreement.

The Company has a supply agreement with Presspart Manufacturing Limited (“Presspart”), whereby the Company will purchase its entire requirements for products to use in the administration of insulin through the buccal mucosa and shall not purchase the products or any metal containers competitive to the products from any other person in exchange for an exclusive non-transferable royalty-free irrevocable license to use the products. The contract shall continue for a minimum period of four contract years from the end of the first contract year in which the total quantity of products purchased by the Company from Presspart exceeds 10,000,000 units, and thereafter, shall continue until terminated by either party by giving twelve months written notice. As of July 31, 2012, the Company has not yet completed a contract year in which the total quantity has exceeded 10,000,000 units and as such the expiration date of this contract cannot be determined.

The Company’s subsidiary, Antigen, has a Clinical Study Agreement with the Henry Jackson Foundation (“HJF”) to provide services related to Antigen’s Phase II AE37 breast cancer trials. The agreement requires quarterly payments to HJF until October 1, 2013. The five remaining payments, after our fiscal year ended July 31, 2012 and until October 1, 2013, total approximately $1.27 million.

The Company has a directors and officers insurance policy covering the period from April 28, 2012 to April 28, 2013. We are paying the policy in equal monthly installments until March 28, 2013. As of July 31, 2012, the total remaining installment payments are approximately $142,000.

In October 2012, the Company signed a lease for office space in Toronto Canada which runs from October 2012 through September 2014 at a monthly gross rent, including taxes and expenses of approximately $6,800 per month.

Pending Litigation

In February 2001, a former business associate of the former Vice President of Research and Development (“VP”) of the Company and an entity known as Centrum Technologies Inc. (“CTI”) commenced an action in the Ontario Superior Court of Justice against the Company and the VP seeking, among other things, damages for alleged breaches of contract and tortious acts related to a business relationship between this former associate and the VP that ceased in July 1996. The plaintiffs’ statement of claim also seeks to enjoin the use, if any, by the Company of three patents allegedly owned by CTI. The three patents are entitled Liquid Formulations for Proteinic Pharmaceuticals, Vaccine Delivery System for Immunization, Using Biodegradable Polymer Microspheres, and Controlled Releases of Drugs or Hormones in Biodegradable Polymer Microspheres. It is the Company’s position that the buccal drug delivery technologies which are the subject matter of the Company’s research, development, and commercialization efforts, including Generex Oral-lyn™ and the RapidMist™ Diabetes Management System, do not make use of, are not derivative of, do not infringe upon, and are entirely different from the intellectual property identified in the plaintiffs’ statement of claim. On July 20, 2001, the Company filed a preliminary motion to dismiss the action of CTI as a nonexistent entity or, alternatively, to stay such action on the grounds of want of authority of such entity to commence the action. The plaintiffs brought a cross motion to amend the statement of claim to substitute Centrum Biotechnologies, Inc. (“CBI”) for CTI. CBI is a corporation of which 50 percent of the shares are owned by the former business associate and the remaining 50 percent are owned by the Company. Consequently, the shareholders of CBI are in a deadlock. The court granted the Company’s motion to dismiss the action of CTI and denied the plaintiffs’ cross motion without prejudice to the former business associate to seek leave to bring a derivative action in the name of or on behalf of CBI. The former business associate subsequently filed an application with the Ontario Superior Court of Justice for an order granting him leave to file an action in the name of and on behalf of CBI against the VP and the Company. The Company opposed the application. In September 2003, the Ontario Superior Court of Justice granted the request and issued an order giving the former business associate leave to file an action in the name of and on behalf of CBI against the VP and the Company. A statement of claim was served in July 2004. The Company is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

In May 2011, Rose C. Perri, the Company’s former Chief Operating Officer and Chief Financial Officer, commenced two proceedings against the Company. On May 11, 2011, Ms. Perri filed a notice of application in the Ontario Superior Court of Justice, Commercial List, against the Company, two of its affiliates (1097346 Ontario, Inc. and Generex Pharmaceuticals Inc.), three of the Company’s independent directors (John P. Barratt, Nola Masterson and Brian T. McGee), the President and Chief Executive Officer (Mark A. Fletcher), the Chief Operating Officer (David Brusegard) and the Acting Chief Financial Officer (Stephen Fellows). The application has since been abandoned.

On May 20, 2011, Ms. Perri filed a statement of claim (subsequently amended) in the Ontario Superior Court of Justice, naming as defendants the Company, Mr. Barratt, Ms. Masterson, Mr. McGee, and Mr. Fletcher. In this action, Ms. Perri has alleged that defendants engaged in discrimination, harassment, bad faith and infliction of mental distress in connection with the termination of her employment with the Company. Ms. Perri is seeking damages in this action in excess of $7,000,000 for, among other things, breach of contract, breach of fiduciary duty, violations of the Ontario Human Rights Code and aggravated and punitive damages. On September 20, 2011, the defendants filed a statement of defense and counterclaim, also naming Time Release Corp., Khazak Group Consulting Corp., and David Khazak, C.A. as defendants by counterclaim, and seeking damages of approximately $2.3 million in funds that the defendants allege Ms. Perri wrongly caused the Company to pay to third parties in varying amounts over several years and an accounting of certain third-party payments, plus interests and costs. The factual basis for the counterclaim involves payments made by the Company to third parties believed to be related to Ms. Perri. The Company intends to defend this action and pursue its counterclaim vigorously and is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

On June 1, 2011, Golden Bull Estates Ltd. filed a claim (subsequently amended) in the Ontario Superior Court of Justice, naming the Company, 1097346 Ontario, Inc. and Generex Pharmaceuticals Inc. as defendants. The plaintiff, Golden Bull Estates, is controlled by Ms. Perri. The plaintiff alleges damages in the amount of $550,000 for breach of contract, $50,000 for punitive damages, plus interest and costs. The plaintiff’s claims relate to an alleged contract between the plaintiff and the Company for property management services for certain Ontario properties owned by the Company. The Company terminated the plaintiff’s property management services in April 2011. Following the close of pleadings, the Company served a motion for summary judgment. The plaintiff responded by amending its statement of claim to include a claim to the Company’s interest in certain of its real estate holdings. The plaintiff moved for leave to issue and register a Certificate of Pending Litigation in respect of this real estate. The motion was not successful in respect of any current real estate holdings of the Company. The Company is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

In August 2011, the estate of Antonio Perri, the late father of Ms. Perri, commenced an action against Generex Pharmaceuticals, Inc., the law firm of Brans, Lehun, Baldwin LLP and William Lehun in the Ontario Superior Court of Justice claiming that the estate is entitled to the proceeds of sale (approximately $1,730,000) received by the Company on its sale of two properties to Golden Bull Estates Ltd., a company controlled by Ms. Perri. The suit alleges that no consideration was received when the Company purchased the two properties from Antonio Perri in 1998. The Company has responded to this statement of claim and intends to defend this action vigorously. The Company is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

In December 2011, a vendor of the Company commenced an action against the Company and its subsidiary, Generex Pharmaceuticals, Inc., in the Ontario Superior Court of Justice claiming damages for unpaid invoices including interest in the amount of $429,000, in addition to costs and further interest. The Company has responded to this statement of claim and intends to defend this action vigorously. The Company has also asserted a counterclaim in the proceeding for $200,000 arising from the vendor’s breach of contract and detinue, together with interest and costs. A hearing for the vendor’s motion for summary judgment is scheduled for November 15, 2012.  The Company will be responding to the motion. The Company is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

The Company is involved in certain other legal proceedings in addition to those specifically described herein. Subject to the uncertainty inherent in all litigation, the Company does not believe at the present time that the resolution of any of these legal proceedings is likely to have a material adverse effect on the Company’s financial position, operations or cash flows.

With respect to all litigation, as additional information concerning the estimates used by the Company becomes known, the Company reassesses its position both with respect to accrued liabilities and other potential exposures.

Employment Agreements

As of July 31, 2011, the Company had an employment arrangement with its President & Chief Executive Officer, whereby the Company is required to pay an annual base salary of $475,000. The term of service for this executive extended through March 16, 2008, which term had not been formally extended as of July 31, 2012. In the event the agreement is terminated, by reason other than cause, death, voluntary retirement or disability, the Company is required to pay the employee in one lump sum twelve months base salary and the average annual bonus.

As of July 31, 2011, the Company has two at will employment agreements with Antigen employees requiring the Company to pay an annual aggregate salary of $371,305 to the two employees. In the event any agreement is terminated by reason other than death, disability, a voluntary termination not for good reason (as defined in the agreement) or a termination for cause, the Company is required to pay the employee severance of six months’ salary, in accordance with the terms of the individual employment agreements.

Related Party Transactions:	12 Months Ended
Jul. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 9 - Related Party Transactions:

Through April 20, 2011, the Company used a management company to manage all of its real estate properties. The property management company is owned by two of the Company’s former executive officers. For the years ended July 31, 2011 and 2010, the Company has paid the management company $40,778 and $55,691, respectively, in management fees. The arrangement with the management company was formally terminated on April 20, 2011 and no further property management fees were paid to this management company after such date.

Long-Term Debt:	12 Months Ended
Jul. 31, 2012
Us-Gaap_Debtdisclosureabstract
LongTermDebtTextBlock

Note 10 - Long-Term Debt:

Long-term debt consists of the following:

	July 31,
	2012	2011
Mortgage payable - interest at 6.75 percent per annum, monthly payments of principal and interest of $6,014, due May 2015, secured by a first mortgage over real property located at 33 Harbour Square, Toronto, Canada	$482,700	$645,443

Mortgage payable - interest at 10.0 percent per annum, monthly interest payments of $9,807, principal due January 2013, secured by secondary rights to real property located at 11 Carlaw Avenue and 33 Harbour Square Toronto, Canada	1,181,461	1,137,348

Total Debt	1,664,161	3,080,066

Less Current Maturities of Long-Term Debt	1,222,746	1,210,271

Total Long-Term Debt	$441,415	$1,869,795

Aggregate maturities of long-term debt of the Company due within the next five years are as follows:

Year	Amount

2013	$1,227,533
2014	44,118
2015	397,297
Thereafter	—
Total	$1,664,161

The first mortgage related to the property at 33 Harbour Square was discharged on September 7, 2012, in conjunction with the sale of that property and the second mortgage was partially discharged, leaving a remaining balance of approximately $156,000 after the partial discharge.

For the years ended July 31, 2012, 2011 and 2010, the Company incurred $568,424, $205,539 and $206,838, respectively in interest expense on its long-term debt.

Series A and B 9% Convertible Preferred Stock:	12 Months Ended
Jul. 31, 2012
Series Aconvertible Preferred Stock Disclosure [Abstract]
Series A Convertible Preferred Stock Disclosure [Text Block]

Note 11 - Series A and B 9% Convertible Preferred Stock :

Series A 9% Convertible Preferred Stock

The Company has authorized 5,500 shares of Series A 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated July 8, 2011, the Company sold an aggregate of 2,575 shares of convertible preferred stock, as well as accompanying warrants to purchase 17,166,666 shares of common stocks. An aggregate of 17,166,666 shares of the Company’s common stock were issuable upon conversion of the convertible preferred stock which was issued at the initial closing.

Subject to certain ownership limitations, the convertible preferred stock is convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price of $0.15 per share, and will accrue a 9% dividend until July 8, 2014 and, beginning on July 8, 2014 and on each one year anniversary thereafter, such dividend rate will increase by an additional 3%. The dividend is payable quarterly on September 30, December 31, March 31 and June 30, beginning on September 30, 2011 and on each conversion date in cash, or at the Company’s option, in shares of common stock. In the event that the convertible preferred stock is converted prior to July 8, 2014, the Company will pay the holder of the converted preferred stock an amount equal to $270 per $1,000 of stated value of the convertible preferred stock, less the amount of all prior quarterly dividends paid on such converted preferred stock before the relevant conversion date. Such “make-whole payment” may be made in cash or, at the Company’s option, in shares of its common stock. In addition, beginning July 8, 2014, the Company will pay dividends on shares of preferred stock equal to (on an as-if-converted-to-common-stock basis) and in the same form as dividends (other than dividends in the form of common stock) actually paid on shares of the common stock when, and if such dividends are paid. The Company will incur a late fee of 18% per annum on unpaid dividends.

The conversion price of the convertible preferred stock is subject to adjustment in the case of stock splits, stock dividends, combinations of shares, similar recapitalization transactions and certain pro-rata distributions to common stockholders. The conversion price will also be adjusted if the Company sells or grants any shares of common stock or securities convertible into, or rights to acquire, common stock at an effective price per share that is lower than the conversion price then in effect, except in the event of certain exempt issuances. In addition, the holders of convertible preferred stock will be entitled to receive any securities or rights to acquire securities or property granted or issued by the Company pro rata to the holders of its common stock to the same extent as if such holders had converted all of their shares of convertible preferred stock. In the event of a fundamental transaction, such as a merger, consolidation, sale of substantially all assets and similar reorganizations or recapitalizations, the holders of convertible preferred stock will be entitled to receive, upon conversion of their shares, any securities or other consideration received by the holders of the Company’s common stock pursuant to the fundamental transaction.

The Company may become obligated to redeem the convertible preferred stock in cash upon the occurrence of certain triggering events, including the failure to provide an effective registration statement covering shares of common stock issuable upon conversion of the convertible preferred stock, material breach of certain contractual obligations to the holders of the convertible preferred stock, the occurrence of a change in control of the Company, the occurrence of certain insolvency events relating to the Company, or the failure of the Company’s common stock to continue to be listed or quoted for trading on one or more specified United States securities exchanges or regulated quotation service. Upon the occurrence of certain triggering events, each holder of convertible preferred stock will have the option to redeem such holder’s shares of convertible preferred stock for a redemption price payable in shares of common stock or receive an increased dividend rate of 18% on all of such holder’s outstanding convertible preferred stock.

In conjunction with the issuance of the Series A convertible preferred stock, the Company also issued 17,166,666 warrants to the investors. Subject to certain ownership limitations, the warrants will be exercisable at any time after their date of issuance and on or before the fifth-year anniversary thereafter at an exercise price of $0.15 per share of common stock. The exercise price of the warrants and, in some cases, the number of shares issuable upon exercise, are subject to adjustment in the case of stock splits, stock dividends, combinations of shares, similar recapitalization transactions and certain pro-rata distributions to common stockholders. The exercise price and number of shares of common stock issuable upon exercise will also be adjusted if the Company sells or grants any shares of common stock or securities convertible into, or rights to acquire, common stock at an effective price per share that is lower than the exercise price then in effect, except in the event of certain exempt issuances. In addition, the warrant holders will be entitled to receive any securities or rights to acquire securities or property granted or issued by the Company pro rata to the holders of its common stock to the same extent as if such holders had exercised all of their warrants. In the event of a fundamental transaction, such as a merger, consolidation, sale of substantially all assets and similar reorganizations or recapitalizations, the warrant holders will be entitled to receive, upon exercise of their warrants, any securities or other consideration received by the holders of the Company’s common stock pursuant to the fundamental transaction. These warrants have been classified as derivative liabilities and are described further in Note 12 – Derivative Liabilities.

In addition, until the first anniversary date of the securities purchase agreement, each investor may, in its sole determination, elect to purchase, severally and not jointly with the other investors, in one or more purchases, in the ratio of such investor's original subscription amount to the original aggregate subscription amount of all investors, additional units consisting of convertible preferred stock and warrants at a purchase price of $1,000 per unit with an aggregate subscription amount thereof of up to $2,575,000, which units will have terms identical to the units of convertible preferred stock and warrants issued in connection with the July 2011 closing. These additional investment rights of the investors have been classified as derivative liabilities and are described further in Note 12 – Derivative Liabilities. On February 2, 2012, the investors exercised $2,000,000 of the additional investment rights in the Series B 9% Convertible Preferred Stock financing described below.

As of July 31, 2012, 17,166,666 shares of common stock had been issued upon the conversion of 2,575 shares of Series A convertible preferred stock and 6,129,666 shares of common stock were issued as “make whole payments” on such conversions of the convertible preferred stock. As of July 31, 2012, all of the Series A 9% Convertible Preferred Stock had been converted. At July 31, 2011, there were 1,287 shares of Series A convertible preferred stock outstanding which were discounted at 100% of their face value of $1,287,000 and were classified in equity on the consolidated balance sheet under the caption “Series A 9% Convertible Preferred Stock”. At July 31, 2011, the “make whole payments” on the remaining Series A convertible preferred stock in the amount of $347,490 are included in Accounts Payable and Accrued Expenses (see Note 7). The total make whole payments at the date of issuance, in the amount of $695,250, were accrued on the issuance date, with such amount allocated as described directly below, when accounting for the initial proceeds from the convertible preferred stock financing. The September 30, 2011 quarterly dividend payment of $12,383, as pro-rated for the period from July 8, to September 30, 2011, was paid in shares of the Company’s common stock. There was no dividend payment on December 31, 2011, as all of the Series A convertible preferred stock had been converted prior to that date.

Series B 9% Convertible Preferred Stock

The Company has authorized 2,000 shares of Series B 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated January 31, 2012, the Company sold an aggregate of 2,000 shares of Series B convertible preferred stock, as well as accompanying warrants to purchase 13,333,333 shares of common stocks. An aggregate of 13,333,333 shares of the Company’s common stock were issuable upon conversion of the Series B convertible preferred stock which was issued at the initial closing.

Subject to certain ownership limitations, the convertible preferred stock is convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price of $0.15 per share, and will accrue a 9% dividend until February 1, 2015 and, beginning on February 2, 2015 and on each one year anniversary thereafter, such dividend rate will increase by an additional 3%. The dividend is payable quarterly on September 30, December 31, March 31 and June 30, beginning on March 31, 2012 and on each conversion date in cash, or at the Company’s option, in shares of common stock. In the event that the convertible preferred stock is converted prior to February 1, 2015, the Company will pay the holder of the converted preferred stock an amount equal to $270 per $1,000 of stated value of the convertible preferred stock, less the amount of all prior quarterly dividends paid on such converted preferred stock before the relevant conversion date. Such “make-whole payment” may be made in cash or, at the Company’s option, in shares of its common stock. In addition, beginning February 1, 2015, the Company will pay dividends on shares of preferred stock equal to (on an as-if-converted-to-common-stock basis) and in the same form as dividends (other than dividends in the form of common stock) actually paid on shares of the common stock when, and if such dividends are paid. The Company will incur a late fee of 18% per annum on unpaid dividends.

The conversion price of the convertible preferred stock is subject to adjustment in the case of stock splits, stock dividends, combinations of shares, similar recapitalization transactions and certain pro-rata distributions to common stockholders. The conversion price will also be adjusted if the Company sells or grants any shares of common stock or securities convertible into, or rights to acquire, common stock at an effective price per share that is lower than the conversion price then in effect, except in the event of certain exempt issuances. In addition, the holders of convertible preferred stock will be entitled to receive any securities or rights to acquire securities or property granted or issued by the Company pro rata to the holders of its common stock to the same extent as if such holders had converted all of their shares of convertible preferred stock. In the event of a fundamental transaction, such as a merger, consolidation, sale of substantially all assets and similar reorganizations or recapitalizations, the holders of convertible preferred stock will be entitled to receive, upon conversion of their shares, any securities or other consideration received by the holders of the Company’s common stock pursuant to the fundamental transaction.

The Company may become obligated to redeem the convertible preferred stock in cash upon the occurrence of certain triggering events, including the failure to provide an effective registration statement covering shares of common stock issuable upon conversion of the convertible preferred stock, material breach of certain contractual obligations to the holders of the convertible preferred stock, the occurrence of a change in control of the Company, the occurrence of certain insolvency events relating to the Company, or the failure of the Company’s common stock to continue to be listed or quoted for trading on one or more specified United States securities exchanges or regulated quotation service. Upon the occurrence of certain triggering events, each holder of convertible preferred stock will have the option to redeem such holder’s shares of convertible preferred stock for a redemption price payable in shares of common stock or receive an increased dividend rate of 18% on all of such holder’s outstanding convertible preferred stock.

In conjunction with the issuance of the Series B convertible preferred stock, the Company also issued 13,333,333 warrants to the investors. Subject to certain ownership limitations, the warrants will be exercisable at any time after their date of issuance and on or before the fifth-year anniversary thereafter at an exercise price of $0.15 per share of common stock. The exercise price of the warrants and, in some cases, the number of shares issuable upon exercise, are subject to adjustment in the case of stock splits, stock dividends, combinations of shares, similar recapitalization transactions and certain pro-rata distributions to common stockholders. The exercise price and number of shares of common stock issuable upon exercise will also be adjusted if the Company sells or grants any shares of common stock or securities convertible into, or rights to acquire, common stock at an effective price per share that is lower than the exercise price then in effect, except in the event of certain exempt issuances. In addition, the warrant holders will be entitled to receive any securities or rights to acquire securities or property granted or issued by the Company pro rata to the holders of its common stock to the same extent as if such holders had exercised all of their warrants. In the event of a fundamental transaction, such as a merger, consolidation, sale of substantially all assets and similar reorganizations or recapitalizations, the warrant holders will be entitled to receive, upon exercise of their warrants, any securities or other consideration received by the holders of the Company’s common stock pursuant to the fundamental transaction. These warrants have been classified as derivative liabilities and are described further in Note 12 – Derivative Liabilities.

As of July 31, 2012, 3,400,001 shares of common stock had been issued upon the conversion of 510 shares of Series B convertible preferred stock and 1,512,443 shares of common stock were issued as “make whole payments” on such conversions of the convertible preferred stock. At July 31, 2012, the “make whole payments” on the remaining Series B convertible preferred stock in the amount of $402,300 are included in Accounts Payable and Accrued Expenses (see Note 7). The total make whole payments at the date of issuance, in the amount of $540,000, were accrued on the issuance date, with such amount allocated as described directly below, when accounting for the initial proceeds from the convertible preferred stock financing. There have been no dividend payments made on the Series B convertible preferred stock.

Accounting for proceeds from the Series A convertible preferred stock financing

The net cash proceeds from the Series A convertible preferred stock financing were $2,315,000. The proceeds from the financing were allocated first to the warrants that were issued in the financing, second to the additional investment rights associated with the financing and third to the make whole payments. As the assigned fair values were greater than the net cash proceeds from the transaction, the excess was treated as a “deemed dividend” for accounting purposes and is reported on the Company’s consolidated statement of operations for the year ended July 31, 2011 under the caption “Preferred Stock Dividend”. The calculation methodologies for the fair values of the derivative warrant liability and the derivative additional investment rights liability are described in Note 12 – Derivative Liabilities below. The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds
Net proceeds	$2,315,000
Derivative warrant liability fair value	(1,871,167)
Derivative additional investment rights fair value	(515,000)
Make whole payments liability	(695,250)
Deemed dividend	$(766,417)

Accounting for proceeds from the Series B convertible preferred stock financing

The net cash proceeds from the Series B convertible preferred stock financing were $1,975,000. The proceeds from the financing were allocated first to the warrants that were issued in the financing and second to the make whole payments. As the assigned fair values were greater than the net cash proceeds from the transaction, the excess was treated as a “deemed dividend” for accounting purposes and is reported on the Company’s consolidated statements of operations for the three and nine-month periods ended April 30, 2012 under the caption “Preferred Stock Dividend”. The calculation methodologies for the fair values of the derivative warrant liability and the derivative additional investment rights liability are described in Note 12 – Derivative Liabilities below. The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds
Net proceeds	$1,975,000
Derivative warrant liability fair value	(1,811,746)
Make whole payments liability	(540,000)
Deemed dividend	$(376,746)

Derivative Liabilities:	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

Note 10 – Derivative Liabilities:

Derivative warrant liability

The Company has warrants outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

Accounting for Derivative Warrant Liability

The Company’s derivative warrant instruments have been measured at fair value at April 30, 2013 and July 31, 2012 using the binomial lattice model. The Company recognizes all of its warrants with price protection in its consolidated balance sheets as a liability. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company’s consolidated cash flows.

The derivative warrants outstanding at April 30, 2013 are all currently exercisable with a weighted-average remaining life of 3.4 years.

The revaluation of the warrants at each reporting period, as well as the charges associated with issuing additional warrants due to the price protection features, resulted in the recognition of a loss of $1,092,504 within the Company’s consolidated statements of operations for the nine months ended April 30, 2013 and a loss of $1,603,720 for the nine months ended April 30, 2012, which is included in the consolidated statement of operations under the caption “Change in fair value of derivative liabilities”. The fair value of the warrants at April 30, 2013 and July 31, 2012 was $3,436,312 and $4,081,627, respectively, which is reported on the consolidated balance sheets under the caption “Derivative Warrant Liability”. The following summarizes the changes in the value of the derivative warrant liability from August 1, 2011 until April 30, 2013:

	Value	No. of Warrants
Balance at August 1, 2011 – Derivative warrant liability	$8,745,508	80,234,017
Exercise of warrants classified as derivative liability	(7,230,734)	(49,863,260)
Additional warrants issued in February 2012 financing	1,811,746	13,333,333
Additional warrants from price protection features of existing warrants	1,548,813	11,444,440
Decrease in fair value of derivative warrant liability	(793,706)	n/a
Balance at July 31, 2012 – Derivative warrant liability	$4,081,627	55,148,530
Additional warrants issued in August 2012 financing	624,797	9,375,000
Additional warrants issued in December 2012 financing	762,355	24,999,999
Additional warrants from price protection features of existing warrants	7,484,550	236,219,094
Exercise of warrants	(3,116,589)	(110,405,097)
Decrease in fair value of derivative warrant liability	(6,400,428)	n/a
Balance at April 30, 2013 – Derivative warrant liability	$3,436,312	215,337,526

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

The Company has determined its derivative warrant liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to calculate the fair value as of April 30, 2013 and July 31, 2012. The binomial lattice model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations. The key inputs used in the April 30, 2013 and July 31, 2012 fair value calculations were as follows:

	April 30, 2013	July 31, 2012
	(Unaudited)	(Audited)
Current exercise price	$0.03	$0.15
Time to expiration	3.37 years	3.9 years
Risk-free interest rate	0.50%	0.45%
Estimated volatility	88%	104%
Dividend	-0-	-0-
Stock price at period end date	$0.026	$0.093

Note 12 - Derivative Liabilities:

Derivative warrant liability

The Company has warrants outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

Accounting for Derivative Warrant Liability

The Company’s derivative warrant instruments have been measured at fair value at July 31, 2012 and 2011 using the binomial lattice model. The Company recognizes all of its warrants with price protection in its consolidated balance sheets as a liability. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company’s consolidated cash flows.

The derivative warrants outstanding at July 31, 2012 are all currently exercisable with a weighted-average remaining life of 3.9 years.

The revaluation of the warrants at each reporting period, as well as the charges associated with issuing additional warrants due to the price protection features, resulted in the recognition of a loss of $755,107 within the Company’s consolidated statements of operations for the fiscal year ended July 31, 2012 and recognition of income of $2,220,916 for the fiscal year ended July 31, 2011, which is included in the total under the caption “Change in fair value of derivative liabilities”. The fair value of the warrants at Jul 31, 2012 and July 31, 2011 was $4,081,627 and $8,745,508, respectively, which is reported on the consolidated balance sheets under the caption “Derivative Warrant Liability”. The following summarizes the changes in the value of the derivative warrant liability from August 1, 2010 until July 31, 2012:

	Value	No. of Warrants
Balance at August 1, 2010 – Derivative warrant liability	$5,679,721	16,503,340
Additional warrants issued in January to April 2011 financings	3,415,536	16,056,000
Additional warrants issued in July 2011 financing	1,871,167	17,166,666
Additional warrants from price protection features of existing warrants	3,867,678	30,508,011
Decrease in fair value of derivative warrant liability	(6,088,594)	n/a
Balance at July 31, 2011 – Derivative warrant liability	8,745,508	80,234,017
Exercise of warrants classified as derivative liability	(7,230,734)	(49,863,260)
Additional warrants issued in February 2012 financing	1,811,746	13,333,333
Additional warrants from price protection features of existing warrants	1,548,813	11,444,440
Decrease in fair value of derivative warrant liability	(793,706)	n/a
Balance at July 31, 2012 – Derivative warrant liability	$4,081,627	55,148,530

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

The Company has determined its derivative warrant liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to calculate the fair value as of July 31, 2012 and 2011. The binomial lattice model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations. The key inputs used in the July 31, 2012 and 2011 fair value calculations were as follows:

	July 31, 2012	July 31, 2011

Current exercise price	$0.15	$0.15 and $0.25
Time to expiration	3.9 years	4.7 years
Risk-free interest rate	0.45%	1.23%
Estimated volatility	104%	108%
Dividend	-0-	-0-
Stock price at period end date	$0.093	$0.13

Derivative additional investment rights liability

The benefit received by the participants in the July 2011 Series A 9% Convertible Preferred Stock transaction (see Note 11) in respect to the right to make an additional investment with the same terms as the July 2011 transaction was determined to be an embedded derivative instrument and was measured at fair value using the binomial lattice model. The liability was revalued at each subsequent reporting period prior to its expiry in July 2012 and any changes in fair value were recognized in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative additional investment rights liability had no effect on the Company’s cash flows.

Fair Value Assumptions Used in Accounting for Derivative Additional Investment Rights Liability

The Company has determined the derivative additional investment rights liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to measure the fair value. The fair value of the derivative liability associated with the additional investment rights was determined to be $515,000 at July 31, 2011 and $0 at July 31, 2012, as the right expired on July 8, 2012. The key inputs used in the fair value calculation at July 31, 2011 were as follows:

July 31, 2011

Underlying number of units of convertible preferred stock	2,575
Underlying number of warrants	17,166,667
Current exercise price of warrants	$0.25
Current conversion price of preferred stock	$0.15
Time to expiration	1.0 years
Risk-free interest rate	1.23%
Estimated volatility	58%
Dividend	-0-
Stock price	$0.13

The revaluation of the additional investment rights in the fiscal year ended July 31, 2012, resulted in the recognition of a gain of $326,333 within the Company’s consolidated statements of operations, which is included in the total under the caption “Change in fair value of derivative liabilities”. In addition, $841,333 was transferred to equity, as a result of the partial exercise of the additional investment rights in the fiscal year ended July 31, 2012.

Stockholders' Deficiency:	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 9 – Stockholders’ Deficiency:

Common Stock

During the nine months ended April 30, 2013, the Company issued or committed to issue 3,073,688 shares of common stock to various consultants for services rendered in the amount of $223,692. The shares were valued at an average of $0.073 per share.

During the nine months ended April 30, 2013, the Company issued 65,337,495 shares of common stock in conjunction with the conversion of 2,459 shares of the Series B, Series C and Series D 9% Convertible Preferred Stock and 22,118,091 shares of common stock as “make-whole” dividend payments on the Series B, Series C and Series D 9% Convertible Preferred Stock.

During the nine months ended April 30, 2013, the Company issued 26,023,461 shares of common stock upon the exercise of warrants which had an exercise price of $0.03 per share. The Company received cash proceeds of $780,704 upon these warrant exercises.

During the nine months ended April 30, 2013, the Company issued 29,184,675 shares of common stock upon the cashless exercise of 85,272,640 warrants which had an exercise price of $0.03 per share. The warrants exercised had an estimated fair value of $2,362,616 on the date of exercise.

During the nine months ended April 30, 2013, the Company issued 1,056,488 shares of common stock upon the exercise of employee stock options which had an exercise price of $0.001 per share. The Company received cash proceeds of $1,056 from these option exercises.

Stock option expense related to executive and employee options granted in October 2009, resulting in a charge to operations during the nine-month period ended April 30, 2013 of $27,824 and stock option expense related to options granted to executives, directors and employees in exchange for repayment of deferred salaries was $585,551.

The stockholders’ deficiency transactions for the nine months ended April 30, 2013 as described above are summarized below:

			Additional	Change to
	Common Stock		Paid-In	Stockholders’
	Shares	Amount	Capital	Equity

Issuance of common stock on conversion of convertible preferred stock	65,337,495	$65,338	$153,662	$219,000
Issuance of common stock as make-whole payments on convertible preferred stock	22,118,091	22,118	641,812	663,930
Issuance of common stock for services	3,073,688	3,074	220,618	223,692
Issuance of common stock for cash warrant exercises	26,023,461	26,023	754,681	780,704
Issuance of common stock for cashless warrant exercises	29,184,675	29,185	2,333,431	2,362,616
Issuance of common stock for stock option exercises	1,056,488	1,056	—	1,056
Issuance of options in lieu of deferred salary	—	—	585,551	585,551
Amortization of stock options as employee compensation	—	—	27,824	27,824
Total	146,793,898	$146,794	$4,717,579	$ 4, 864,373

Warrants

The following is a summary of warrants issued, forfeited or expired and exercised for the nine months ended April 30, 2013:

Warrants
Outstanding, August 1, 2012	74,264,078
Add: Issued	270,594,093
Less: Exercised	111,803,243
Less: Expired	175,000
Outstanding, January 31, 2013	232,879,928

The outstanding warrants at April 30, 2013 have a weighted average exercise price of $0.091 per share and have a weighted average remaining life of 3.25 years.

As of April 30, 2013, the Company has 124,933,402 warrants with a current exercise price of $0.03 and an expiry date of March 31, 2016, 6,041,893 warrants with a current exercise price of $0.03 and an expiry date of July 11, 2016, 27,272,720 warrants with a current exercise price of $0.03 and an expiry date of September 30, 2016, 7,524,145 warrants with a current exercise price of $0.03 and an expiry date of February 2, 2017, 24,565,367 warrants with a current exercise price of $0.03 and an expiry date of August 10, 2017 and 24,999,999 warrants with a current exercise price of $0.03 and an expiry date of December 10, 2017 (215,337,526 warrants in total), which have price protection provisions that allow for the reduction in the current exercise price upon the occurrence of certain events, including the Company’s issuance of common stock or securities convertible into or exercisable for common stock, such as options and warrants, at a price per share less than the exercise price then in effect. For instance, if the Company issues shares of its common stock or options exercisable for or securities convertible into common stock at an effective price per share of common stock less than the exercise price then in effect, the exercise price will be reduced to the effective price of the new issuance. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants described above that were issued in connection with the March 2008 private placement: (a) shares of common stock or standard options to the Company’s directors, officers, employees or consultants pursuant to a board-approved equity compensation program or other contract or arrangement (up to an aggregate amount of 5,608,926, representing 5% of the common stock issued and outstanding immediately prior to March 31, 2008); (b) shares of common stock issued upon the conversion or exercise of any security, right or other instrument convertible or exchangeable into common stock (or securities exchangeable into common stock) issued prior to March 31, 2008; (c) the shares of common stock issued upon exercise of the warrants issued in March 2008; and (d) shares of common stock and warrants in connection with strategic alliances, acquisitions, mergers, and strategic partnerships, the primary purpose of which is not to raise capital, and which are approved in good faith by the Company’s board of directors (up to an aggregate number of 11,217,852, representing 10% of the shares of common stock issued and outstanding immediately prior to March 31, 2008). On December 10, 2012, the Company’s triggering of the price protection features of the warrants that were issued in March 2008 resulting in a decrease of the exercise price from $0.08 to $0.03 per share and an increase in the number of warrants from 64,653,492 to 172,409,312.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants issued on July 8, 2011: (I)(a) shares of common stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of common stock issued to the vendors identified in Securities Purchase Agreement dated July 8, 2011, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreement dated July 8, 2011 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on July 8, 2011, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities. On December 10, 2012, the triggering of the price protection features of the warrants that were issued in July 2011 resulted in a decrease of the exercise price from $0.08 to $0.03 per share and an increase in the number of warrants from 6,249,995 to 16,666,653.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants issued on February 2, 2012: (I)(a) shares of common stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of common stock issued to the vendors identified in Securities Purchase Agreement dated January 31, 2012, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreements dated July 8, 2011 and January 31, 2012 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on February 2, 2012, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities. On December 10, 2012, the triggering of the price protection features of the warrants that were issued in February 2012 resulted in a decrease of the exercise price from $0.08 to $0.03 per share and an increase in the number of warrants from 24,999,999 to 66,666,664.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants issued on August 10, 2012: (I)(a) shares of common stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of common stock issued to the vendors identified in Securities Purchase Agreement dated August 8, 2012, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreements dated July 8, 2011, January 31, 2012 and August 8, 2012 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on August 8, 2012, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities. On December 10, 2012, the triggering of the price protection features of the warrants that were issued in August 2012 resulted in a decrease of the exercise price from $0.08 to $0.03 per share and an increase in the number of warrants from 9,375,000 to 24,999,998.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants issued on December 10, 2012: (I)(a) shares of common stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of common stock issued to the vendors identified in Securities Purchase Agreement dated December 10, 2012, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreements dated July 8, 2011, January 31, 2012, August 8, 2012 and December 10, 2012 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on December 10, 2012, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities.

The Company accounts for the warrants with price protection provisions in accordance with FASB ASC Topic 815 as described in Note 10 - Derivative Liabilities below. As of April 30, 2013, there were a total of 215,337,526 warrants with an estimated fair value of $3,436,312, which are identified on the interim consolidated balance sheets under the caption “Derivative Warrant Liability”.

Series A 9% Convertible Preferred Stock

The Company has authorized 5,500 shares of Series A 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated July 8, 2011, the Company sold an aggregate of 2,575 shares of convertible preferred stock, as well as accompanying warrants to purchase 17,166,666 shares of common stocks. An aggregate of 17,166,666 shares of the Company’s common stock were issuable upon conversion of the convertible preferred stock which was issued at the initial closing. As of the end of the Company’s fiscal year 2012, all of the issued Series A 9% Convertible Preferred Stock had been converted to common stock. There were 17,166,666 shares of common stock issued upon the conversion of the Series A convertible preferred stock and 6,129,666 shares of common stock issued as “make-whole payments” on such conversions.

Series B 9% Convertible Preferred Stock

The Company has authorized 2,000 shares of Series B 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated January 31, 2012, the Company sold an aggregate of 2,000 shares of Series B convertible preferred stock, as well as accompanying warrants to purchase 13,333,333 shares of common stocks. An aggregate of 13,333,333 shares of the Company’s common stock were issuable upon conversion of the Series B convertible preferred stock which was issued at the initial closing. On December 10, 2012, the triggering of the price protection features of the Series B convertible preferred stock resulted in a decrease of the conversion price from $0.08 to $0.03 per share and a corresponding increase in the number of common shares underlying the remaining 792 shares of Series B convertible preferred stock as of December 10, 2012 from 9,897,500 to 26,393,333. As of the end of the Company’s fiscal quarter ended January 31, 2013, all of the issued Series B 9% Convertible Preferred Stock had been converted to common stock. There were 38,019,163 shares of common stock issued upon the conversion of the Series B convertible preferred stock and 11,207,750 shares of common stock issued as “make-whole payments” on such conversions.

Accounting for proceeds from the Series B convertible preferred stock financing

The net cash proceeds from the Series B convertible preferred stock financing were $1,975,000. The proceeds from the financing were allocated first to the warrants that were issued in the financing and second to the make-whole payments. As the assigned fair values were greater than the net cash proceeds from the transaction, the excess was treated as a “deemed dividend” for accounting purposes and was reported on the Company’s consolidated statements of operations for the fiscal year ended July 31, 2012 under the caption “Preferred Stock Dividend”. The calculation methodologies for the fair values of the derivative warrant liability are described in Note 10 – Derivative Liabilities below. The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds	July 31, 2012
Net proceeds	$1,975,000
Derivative warrant liability fair value	(1,811,746)
Make-whole payments liability	(540,000)
Deemed dividend	$(376, 746)

Series C 9% Convertible Preferred Stock

The Company has authorized 750 shares of Series C 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated August 8, 2012, the Company sold an aggregate of 750 shares of Series C convertible preferred stock, as well as accompanying warrants to purchase 9,375,000 shares of common stocks. An aggregate of 9,375,000 shares of the Company’s common stock were issuable upon conversion of the Series C convertible preferred stock which was issued at the initial closing. On December 10, 2012, the triggering of the price protection features of the Series C convertible preferred stock resulted in a decrease of the conversion price from $0.08 to $0.03 per share and a corresponding increase in the number of common shares underlying the 650 shares of Series C convertible preferred stock as of December 10, 2012 from 8,125,000 to 21,666,666. As of the end of the Company’s fiscal quarter ended January 31, 2013, all of the issued Series C 9% Convertible Preferred Stock had been converted to common stock. There were 22,916,665 shares of common stock issued upon the conversion of the Series C convertible preferred stock and 6,664,863 shares of common stock issued as “make-whole payments” on such conversions.

Accounting for proceeds from the Series C convertible preferred stock financing

The net cash proceeds from the Series C convertible preferred stock financing were $725,000. The proceeds from the financing were allocated first to the warrants that were issued in the financing and second to the make-whole payments. As the assigned fair values were greater than the net cash proceeds from the transaction, the excess was treated as a “deemed dividend” for accounting purposes and was reported on the Company’s interim consolidated statements of operations for the quarter ended October 31, 2012 under the caption “Preferred Stock Dividend”. The calculation methodologies for the fair values of the derivative warrant liability and the derivative additional investment rights liability are described in Note 10 – Derivative Liabilities below. The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds	October 31, 2012
Net proceeds	$725,000
Derivative warrant liability fair value	(624,797)
Make-whole payments liability	(202,500)
Deemed dividend	$(102,297)

Series D 9% Convertible Preferred Stock

The Company has authorized 750 shares of Series D 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated December 10, 2012, the Company sold an aggregate of 750 shares of Series D convertible preferred stock, as well as accompanying warrants to purchase 24,999,999 shares of common stocks. An aggregate of 24,999,999 shares of the Company’s common stock are issuable upon conversion of the Series D convertible preferred stock which was issued at the initial closing.

Subject to certain ownership limitations, the convertible preferred stock is convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price of $0.03 per share, and will accrue a 9% dividend until December 10, 2015 and, beginning on December 10, 2015 and on each one year anniversary thereafter, such dividend rate will increase by an additional 3%. The dividend is payable quarterly on September 30, December 31, March 31 and June 30, beginning on December 31, 2012 and on each conversion date in cash, or at the Company’s option, in shares of common stock. In the event that the convertible preferred stock is converted prior to December 10, 2015, the Company will pay the holder of the converted preferred stock an amount equal to $270 per $1,000 of stated value of the convertible preferred stock, less the amount of all prior quarterly dividends paid on such converted preferred stock before the relevant conversion date. Such “make-whole payment” may be made in cash or, at the Company’s option, in shares of its common stock. In addition, beginning December 10, 2015, the Company will pay dividends on shares of preferred stock equal to (on an as-if-converted-to-common-stock basis) and in the same form as dividends (other than dividends in the form of common stock) actually paid on shares of the common stock when, and if such dividends are paid. The Company will incur a late fee of 18% per annum on unpaid dividends.

The conversion price of the convertible preferred stock is subject to adjustment in the case of stock splits, stock dividends, combinations of shares, similar recapitalization transactions and certain pro-rata distributions to common stockholders. The conversion price will also be adjusted if the Company sells or grants any shares of common stock or securities convertible into, or rights to acquire, common stock at an effective price per share that is lower than the then conversion price, except in the event of certain exempt issuances. In addition, the holders of convertible preferred stock will be entitled to receive any securities or rights to acquire securities or property granted or issued by the Company pro rata to the holders of its common stock to the same extent as if such holders had converted all of their shares of convertible preferred stock. In the event of a fundamental transaction, such as a merger, consolidation, sale of substantially all assets and similar reorganizations or recapitalizations, the holders of convertible preferred stock will be entitled to receive, upon conversion of their shares, any securities or other consideration received by the holders of the Company’s common stock pursuant to the fundamental transaction.

The Company may become obligated to redeem the convertible preferred stock in cash upon the occurrence of certain triggering events, including the failure to provide an effective registration statement covering shares of common stock issuable upon conversion of the convertible preferred stock, material breach of certain contractual obligations to the holders of the convertible preferred stock, the occurrence of a change in control of the Company, the occurrence of certain insolvency events relating to the Company, or the failure of the Company’s common stock to continue to be listed or quoted for trading on one or more specified United States securities exchanges or regulated quotation services. Upon the occurrence of certain triggering events, each holder of convertible preferred stock will have the option to redeem such holder’s shares of convertible preferred stock for a redemption price payable in shares of common stock or receive an increased dividend rate of 18% on all of such holder’s outstanding convertible preferred stock.

In conjunction with the issuance of the Series D convertible preferred stock, the Company also issued 24,999,999 warrants to the investors. Subject to certain ownership limitations, the warrants will be exercisable at any time after their date of issuance and on or before the fifth-year anniversary thereafter at an exercise price of $0.03 per share of common stock. The exercise price of the warrants and, in some cases, the number of shares issuable upon exercise, are subject to adjustment in the case of stock splits, stock dividends, combinations of shares, similar recapitalization transactions and certain pro-rata distributions to common stockholders. The exercise price and number of shares of common stock issuable upon exercise will also be adjusted if the Company sells or grants any shares of common stock or securities convertible into, or rights to acquire, common stock at an effective price per share that is lower than the then exercise price, except in the event of certain exempt issuances. In addition, the warrant holders will be entitled to receive any securities or rights to acquire securities or property granted or issued by the Company pro rata to the holders of its common stock to the same extent as if such holders had exercised all of their warrants. In the event of a fundamental transaction, such as a merger, consolidation, sale of substantially all assets and similar reorganizations or recapitalizations, the warrant holders will be entitled to receive, upon exercise of their warrants, any securities or other consideration received by the holders of the Company’s common stock pursuant to the fundamental transaction. These warrants have been classified as derivative liabilities and are described further in this note above.

Due to the anti-dilution adjustments to the Company’s outstanding Series B and Series C preferred stock, and the various warrants with anti-dilution provisions, which resulted from the issuance of the Series D convertible preferred stock, the Company did not have sufficient authorized Common Stock to issue upon conversion of all of its outstanding preferred stock and exercise of all of its outstanding warrants at the time of issuance of the Series D convertible preferred stock. The investors agreed that the Series D convertible preferred stock and the accompanying warrants issued would not be convertible or exercisable until the Company’s stockholders authorized an amendment to the Company’s Certificate of Incorporation increasing the authorized Common Stock to 1,500,000,000 shares. The December 10, 2012 securities purchase agreement required the Company to obtain such authorization within 120 days after closing. If stockholder approval was not obtained in that time, the investors could require the Company to redeem the preferred stock for cash. The stockholder approval was obtained on March 28, 2013 and a registration statement was subsequently filed which was declared effective by the SEC on April 10, 2013.

As of April 30, 2013, 219 of the Series D convertible preferred stock had been converted to common stock. There were 7,299,999 shares of common stock issued upon the conversion of the Series D convertible preferred stock and 2,145,989 shares of common stock issued as “make-whole payments” on such conversions.

Accounting for proceeds from the Series D convertible preferred stock financing

The net cash proceeds from the Series D convertible preferred stock financing were $725,000. As the Company did not have sufficient authorized capital for the issuance of the shares underlying the Series D convertible preferred stock at the time of issuance, equity treatment was not permitted under GAAP. The Series D convertible preferred stock was classified as a derivative liability on the Company’s interim consolidated balance sheet as of the previous quarter ended January 31, 2013. Due to the redemption provision in the event that an increase in the Company’s authorized capital was not approved by the stockholders, the Series D convertible preferred stock was reported at that date at its face value of $750,000. Upon the stockholder approval of the increase in authorized capital on March 28, 2013, the Series D convertible preferred stock met the criteria for equity classification and was reclassified as equity at its then face value of $750,000. During the quarter ended April 30, 2013, 219 shares were converted to common stock and as of April 30, 2013 the remaining 531 shares of Series D convertible preferred stock, having a value of $531,000, are reported on the balance sheet as equity.

The initial “make-whole payments” of $202,500 on the Series D convertible preferred stock were accrued as of the date of the financing and the remaining balance of $143,370 (after conversions) are included in Accounts Payable and Accrued Expenses (see Note 5) at April 30, 2013. The warrants that were issued with the Series D convertible preferred stock were determined to be derivatives and were valued at their estimated fair value of $762,355 as of the date of issuance. The calculation methodologies for the fair values of the derivative warrant liability and the derivative additional investment rights liability are described in Note 10 – Derivative Liabilities below.

Note 13 - Stockholders’ (Deficiency)/Equity:

Warrants

As of July 31, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise		Warrant
To be Purchased	Price per Share		Expiration Date

50,000	$0.94		March 9, 2013
125,000	$3.75		March 26, 2013
8,844,926	$0.76		December 15, 2014
3,572,971	$0.79		February 4, 2015
300,000	$0.39	(average)	February 9, 2015
200,000	$1.25		March 7, 2015
6,022,651	$1.00		March 15, 2015
4,000,000	$0.15		January 16, 2016*
29,027,322	$0.15		March 31, 2016*
3,333,331	$0.15		July 11, 2016*
5,454,544	$0.15		September 30, 2016*
13,333,333	$0.15		February 1, 2017*
74,264,078

* Subject to price protection provisions as described below.

The outstanding warrants at July 31, 2012 have a weighted average exercise price of $0.33 per share and have a weighted average remaining life of 3.55 years.

The Company has 4,000,000 warrants with a current exercise price of $0.15 and an expiry date of January 16, 2016, 29,027,322 warrants with a current exercise price of $0.15 and an expiry date of March 31, 2016, 3,333,331 warrants with a current exercise price of $0.15 and an expiry date of July 11, 2016, 5,454,544 warrants with a current exercise price of $0.15 and an expiry date of September 30, 2016 and 13,333,333 warrants with a current exercise price of $0.15 and an expiry date of February 1, 2017 (55,148,530 warrants in total), which have price protection provisions that allow for the reduction in the current exercise price upon the occurrence of certain events, including the Company’s issuance of common stock or securities convertible into or exercisable for common stock, such as options and warrants, at a price per share less than the exercise price then in effect. For instance, if the Company issues shares of its common stock or options exercisable for or securities convertible into common stock at an effective price per share of common stock less than the exercise price then in effect, the exercise price will be reduced to the effective price of the new issuance. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants described above that were issued in connection with the March 2008 private placement: (a) shares of common stock or standard options to the Company’s directors, officers, employees or consultants pursuant to a board-approved equity compensation program or other contract or arrangement (up to an aggregate amount of 5,608,926, representing 5% of the common stock issued and outstanding immediately prior to March 31, 2008); (b) shares of common stock issued upon the conversion or exercise of any security, right or other instrument convertible or exchangeable into common stock (or securities exchangeable into common stock) issued prior to March 31, 2008; (c) the shares of common stock issued upon exercise of the warrants issued in March 2008; and (d) shares of common stock and warrants in connection with strategic alliances, acquisitions, mergers, and strategic partnerships, the primary purpose of which is not to raise capital, and which are approved in good faith by the Company’s board of directors (up to an aggregate number of 11,217,852, representing 10% of the shares of common stock issued and outstanding immediately prior to March 31, 2008). On July 8, 2011, the Company’s issuance of common stock triggered the price protection features of the warrants that were issued in March 2008 resulting in a decrease of the exercise price from $0.25 to $0.15 per share and an increase in the number of warrants from 21,784,410 to 36,307,350.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants issued on January 25, 2011 and in March and April 2011: (I) (a) shares of common stock or options to employees, officers, or directors of the Company pursuant to plans approved by a majority of the non-employee directors of the Company or to independent contractors pursuant to other agreements or arrangements in existence as of January 24, 2011, (b) securities issued upon the exercise or exchange of or conversion of any securities issued under the Securities Purchase Agreement dated January 24, 2011 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on January 24, 2011, provided that such securities have not been amended since their issue date through the date of conversion, exercise or exchange to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities (except certain adjustments to warrants expiring in March 2016 and September 2016 are not prohibited), and (c) shares of common stock or warrants to trade vendors of the Company approved by a majority of the non-employee members of the Board of Directors; provided that (II) (i) the shares issued under paragraphs I(a) and I(c) shall not, in the aggregate exceed 1,500,000 shares in each 30-day period during the first 90 days after January 24, 2011, (ii) there is a reasonable relationship between the value of the common stock or options issued pursuant to paragraphs I(a) and I(c) and the value of services rendered or goods provided and (iii) the Company does not rely in whole or in part on the exemptions provided in Sections 3(a)(9) or 3(a)(10) of the Securities Act. On July 8, 2011, the Company’s issuance of common stock triggered the price protection features of the warrants that were issued on January 25, 2011 and in March and April 2011 resulting in a decrease of the exercise price from $0.25 to $0.15 per share and an increase in the number of warrants from 16,056,000 to 26,760,001.

On August 8, 2012, after our fiscal year-end, the Company’s issuance of securities triggered the price protection features of all of the above derivative warrants and the number of such warrants increased from 55,148,530 to 103,403,485 (see Note 20).

The Company accounts for the warrants with price protection provisions in accordance with FASB ASC Topic 815 as described in Note 12 above.

Preferred Stock

The Company has authorized 1,000,000 shares of preferred stock with a par value of one-tenth of a cent ($.001) per share. The preferred stock may be issued in various series and shall have preference as to dividends and to liquidation of the Company. The Company’s Board of Directors is authorized to establish the specific rights, preferences, voting privileges and restrictions of such preferred stock, or any series thereof. At July 31, 2012, 1,490 shares of the Company’s non-voting Series B 9% Convertible Preferred Stock were issued and outstanding. At July 31, 2011, 1,287 shares of the Company’s non-voting Series A 9% Convertible Preferred Stock were issued and outstanding. See Note 11 - Series A and B 9% Convertible Preferred Stock above.

Equity Instruments Issued for Services Rendered

During the years ended July 31, 2012, 2011 and 2010, the Company issued stock options, warrants and shares of common stock in exchange for services rendered to the Company. The fair value of each stock option and warrant was valued using the Black Scholes pricing model which takes into account as of the grant date the exercise price and expected life of the stock option or warrant, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk free interest rate for the term of the stock option or warrant. Shares of common stock are valued at the quoted market price on the date of grant. The fair value of each grant was charged to the related expense in the consolidated statement of operations for the services received.

Stock-Based Compensation:	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 3 – Stock-Based Compensation:

As of April 30, 2013, the Company had two stockholder-approved stock incentive plans under which shares and options exercisable for shares of common stock have been or may be granted to employees, directors, consultants and advisors. A total of 12,000,000 shares of common stock are reserved for issuance under the 2001 Stock Option Plan (the 2001 Plan) and 60,000,000 shares of common stock are reserved for issuance under the 2006 Stock Plan as amended (the 2006 Plan). At April 30, 2013, there were 4,555,222 and 19,389,704 shares of common stock reserved for future awards under the 2001 Plan and 2006 Plan, respectively. The Company issues new shares of common stock from the shares reserved under the respective Plans upon conversion or exercise of options and issuance of restricted shares.

The 2001 and 2006 Plans (the Plans) are administered by the Board of Directors (the Board). The Board is authorized to select from among eligible employees, directors, advisors and consultants those individuals to whom options are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend and rescind terms relating to options granted under the Plans. Generally, the interpretation and construction of any provision of the Plans or any options granted hereunder is within the discretion of the Board.

The Plans provide that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees and non-employee directors, advisors and consultants are eligible to receive options which are not ISOs, i.e. “Non-Qualified Options.” The options granted by the Board in connection with its adoption of the Plans were Non-Qualified Options. In addition, the 2006 Plan also provides for restricted stock grants.

The fair value of each option granted is estimated on the grant date using the Black-Scholes option pricing model which takes into account as of the grant date the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the option.

In the case of restricted stock grants under the 2006 Plan, fair market value of the shares is established as the market price on the date of the stock grant.

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plans for the nine months ended April 30, 2013:

		Weighted
		Average
		Exercise	Aggregate
		Price	Intrinsic
	Options	Share	Value

Outstanding, August 1, 2012	10,979,634	$0.257
Add: Granted	17,630,299	0.001
Less: Forfeited or expired	485,778	0.727
Less: Exercised	1,056,488	0.001	$37,320
Outstanding, April 30, 2013	27,067,667	$ 0.092.	$546,025
Exercisable, April 30, 2013	26,995,167	$ 0.090.	$546,025

The 27,067,667 outstanding options at April 30, 2013 had a weighted average remaining contractual term of 4.36 years.

The following is a summary of the non-vested common stock options granted, vested and forfeited under the Plan for the nine months ended April 30, 2013:

		Weighted Average
		Grant Date
	Options	Fair Value

Outstanding, August 1, 2012	172,500	$0.46
Granted	17,630,299	0.001
Vested	(17,716,549)	0.022
Forfeited	(13,750)	0.46
Outstanding, April 30, 2013	72,500	$0.46

As of April 30, 2013, the Company had $14,883 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plans. That cost is expected to be recognized over a weighted-average period of 0.45 years.

Note 14 – Stock-Based Compensation:

Stock Option Plans

As of July 31, 2012, the Company had three stockholder-approved stock incentive plans under which shares and options exercisable for shares of common stock have been or may be granted to employees, directors, consultants and advisors. A total of 2,000,000 shares of common stock are reserved for issuance under the 2000 Stock Option Plan (the 2000 Plan), a total of 12,000,000 shares of common stock are reserved for issuance under the 2001 Stock Option Plan (the 2001 Plan) and 30,000,000 shares of common stock are reserved for issuance under the 2006 Stock Plan (the 2006 Plan). In July 2009, the 2006 Plan was amended to increase the reserved shares from 10,000,000 to 30,000,000. Restricted shares can only be issued under the 2006 Plan. At July 31, 2012, there were 2,000,000, 4,124,444 and 8,521,489 shares of common stock reserved for future awards under the 2000 Plan, 2001 Plan and 2006 Plan, respectively. The Company issues new shares of common stock from the shares reserved under the respective Plans upon conversion or exercise of options and issuance of restricted shares.

The 2000, 2001 and 2006 Plans (the Plans) are administered by the Board of Directors (the Board). The Board is authorized to select from among eligible employees, directors, advisors and consultants those individuals to whom options are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend and rescind terms relating to options granted under the Plans. Generally, the interpretation and construction of any provision of the Plans or any options granted hereunder is within the discretion of the Board.

The Plans provide that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees and non-employee directors, advisors and consultants are eligible to receive options which are not ISOs, i.e. “Non-Qualified Options.” The options granted by the Board in connection with its adoption of the Plans were Non-Qualified Options. In addition, the 2006 Plan also provides for restricted stock grants.

Share-based employee compensation related to stock options for the years ended July 31, 2012, 2011 and 2010 amounted to $602,384, $936,465 and $1,765,381 for each year and were charged to the consolidated statements of operations.  Share-based employee compensation related to common stock grants for the years ended July 31, 2012, 2011 and 2010 amounted to $130,544, $100,999 and $104,738, respectively, and were charged to the consolidated statements of operations.

The fair value of each option granted is estimated on grant date using the Black-Scholes option pricing model which takes into account as of the grant date the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the option. The following is the average of the data used to calculate the fair value for the options granted in the fiscal years ended July 31, 2011 and 2010:

	Risk-Free	Expected	Expected	Expected
	Interest Rate	Life (Years)	Volatility	Dividends

July 31, 2011	0.013%	5.0	101%	-0-
July 31, 2010	0.14%	6.5	104%	-0-

The Black-Scholes option pricing model was not used to estimate the fair value any option grants in the fiscal year ended July 31, 2012.

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plan:

		Weighted Average
		Exercise Price
	Options	per Share

Outstanding - August 1, 2009	5,067,138	$0.44
Granted	2,705,000	$0.63
Forfeited	(270,000)	$0.92
Expired	(36,500)	$0.63
Exercised	—	$0.00
Outstanding - July 31, 2010	7,465,638	$0.49
Granted	3,300,000	$0.28
Forfeited or expired	(2,848,704)	$0.41
Exercised	(576,752)	$0.001
Outstanding - July 31, 2011	7,340,182	$0.46
Granted	5,851,696	$0.001
Forfeited or expired	(912,250)	$0.65
Exercised	(1,299,994)	$0.001
Outstanding - July 31, 2012	10,979,634	$0.26
Exercisable - July 31, 2012	10,807,134	$0.25

The 10,979,634 outstanding options at July 31, 2012 had a weighted average remaining contractual term of 4.16 years.

Options typically vest over a period of two to four years and have a contractual life of five to ten years.

The following is a summary of the non-vested common stock options granted, vested and forfeited under the Plan:

		Weighted Average
		Grant Date
	Options	Fair Value

Outstanding - August 1, 2011	845,836	$0.50
Granted	5,851,696	$0.001
Vested	(6,322,532)	$0.04
Forfeited	(202,500)	$0.46
Outstanding - July 31, 2012	172,500	$0.46

As of July 31, 2012, the Company had $47,360 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 1.2 years.

During the twelve months ended July 31, 2012, the Company granted 5,851,696 options to executives, employees and directors in full and final payment of obligations to pay such individuals deferred salary or director fees. The options were issued in lieu of cash payment of deferred compensation amounts due to such individuals. The number of options granted to each individual was equal to the dollar amount of deferred salary or fees due to such individual divided by the closing price of the Company's common stock on June 6, 2012 ($0.0925). The stock options had an exercise price equal to $0.001 per share and were made pursuant to the terms of the Company's 2006 Stock Plan. The options were fully vested at the date of grant and expire on the fifth anniversary of the date of grant. The grants were valued at the amount of deferred compensation owed to each such individual.

During the twelve months ended July 31, 2011, the Company granted 3,300,000 options to executives, directors and management employees, as compensation. The total fair value of the options at the date of grant was $692,010. The options vested immediately and a charge of $692,010 was recorded at the date of grant. The fair value of each option granted was estimated on the grant date using the Black-Scholes option pricing model, taking into account the grant date exercise price and current price of the underlying stock of $0.282, an expected life of the option of 5 years, an expected volatility of 101.3%, expected dividends on the stock of $0 and the risk-free interest rate for the term of the option of 0.13%.

The following table summarizes information on stock options outstanding at July 31, 2012:

	Options Outstanding
			Weighted
	Number	Weighted	Average
	Outstanding	Average	Remaining	Aggregate
Range of	at	Exercise	Life	Intrinsic
Exercise Price	July 31, 2012	Price	(Years)	Value
$0.001 - $0.18	5,093,856	$0.001	4.61
$0.19 - $0.56	3,250,000	$0.28	3.60
$0.57 - $0.63	200,000	$0.56	2.24
$0.64 - $0.65	1,658,500	$0.63	4.98
$0.66 - $0.96	777,278	$0.94	2.24
	10,979,634	$0.26	4.16	$468,635

	Options Exercisable
			Weighted
	Number	Weighted	Average
	Outstanding	Average	Remaining	Aggregate
Range of	at	Exercise	Life	Intrinsic
Exercise Price	July 31, 2012	Price	(Years)	Value

$0.001 - $0.18	5,093,856	$0.001	4.61
$0.19 - $0.56	3,250,000	$0.28	3.60
$0.57 - $0.63	200,000	$0.56	2.24
$0.64 - $0.65	1,486,000	$0.63	4.98
$0.66 - $0.96	777,278	$0.94	2.24
	10,807,134	$0.25	4.19	$468,635

	For the Year Ended July 31,
	2012	2011	2010

Weighted Average Grant Date Fair Value of Options Granted	$0.09	$0.21	$0.53
Aggregate Intrinsic Value of Options Exercised	$119,214	$166,681	$—
Cash Received for Exercise of Stock Options	$1,299	$577	$—

The intrinsic value is calculated as the difference between the market value as of July 31, 2012, 2011 and 2010 and the exercise price of the shares on the respective dates. The market values as of July 31, 2012, 2011 and 2010 were $0.093, $0.13 and $0.40, respectively, based on the high and low bid information for July 31, 2012 and 2011 and as reported by the NASDAQ Stock Market as of July 31, 2010.

Comprehensive Income and Loss:	9 Months Ended
Apr. 30, 2013
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 4 – Comprehensive Income and Loss:

Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the nine months ended April 30, 2013, was $5,012,734. Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the nine months ended April 30, 2012, was $8,014,132.

Comprehensive income, which includes net income and the change in the foreign currency translation account, for the three months ended April 30, 2013, was $1,296,841. Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the three months ended April 30, 2012, was $853,204.

Pending Litigation:	9 Months Ended
Apr. 30, 2013
Pending Litigation Disclosure [Abstract]
Pending Litigation Disclosure [Text Block]

Note 6 – Pending Litigation:

In February 2001, a former business associate of the former Vice President of Research and Development (“VP”) of the Company and an entity known as Centrum Technologies Inc. (“CTI”) commenced an action in the Ontario Superior Court of Justice against the Company and the VP seeking, among other things, damages for alleged breaches of contract and tortious acts related to a business relationship between this former associate and the VP that ceased in July 1996. The plaintiffs’ statement of claim also seeks to enjoin the use, if any, by the Company of three patents allegedly owned by CTI. The three patents are entitled Liquid Formulations for Proteinic Pharmaceuticals, Vaccine Delivery System for Immunization, Using Biodegradable Polymer Microspheres, and Controlled Releases of Drugs or Hormones in Biodegradable Polymer Microspheres. It is the Company’s position that the buccal drug delivery technologies which are the subject matter of the Company’s research, development, and commercialization efforts, including Generex Oral-lyn™ and the RapidMist™ Diabetes Management System, do not make use of, are not derivative of, do not infringe upon, and are entirely different from the intellectual property identified in the plaintiffs’ statement of claim. On July 20, 2001, the Company filed a preliminary motion to dismiss the action of CTI as a nonexistent entity or, alternatively, to stay such action on the grounds of want of authority of such entity to commence the action. The plaintiffs brought a cross motion to amend the statement of claim to substitute Centrum Biotechnologies, Inc. (“CBI”) for CTI. CBI is a corporation of which 50 percent of the shares are owned by the former business associate and the remaining 50 percent are owned by the Company. Consequently, the shareholders of CBI are in a deadlock. The court granted the Company’s motion to dismiss the action of CTI and denied the plaintiffs’ cross motion without prejudice to the former business associate to seek leave to bring a derivative action in the name of or on behalf of CBI. The former business associate subsequently filed an application with the Ontario Superior Court of Justice for an order granting him leave to file an action in the name of and on behalf of CBI against the VP and the Company. The Company opposed the application. In September 2003, the Ontario Superior Court of Justice granted the request and issued an order giving the former business associate leave to file an action in the name of and on behalf of CBI against the VP and the Company. A statement of claim was served in July 2004. The Company is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

On May 20, 2011, Ms. Perri filed a statement of claim (subsequently amended) in the Ontario Superior Court of Justice, naming as defendants the Company and certain directors of the Company, Mr. Barratt, Ms. Masterson, Mr. McGee, and Mr. Fletcher. In this action, Ms. Perri has alleged that defendants engaged in discrimination, harassment, bad faith and infliction of mental distress in connection with the termination of her employment with the Company. Ms. Perri is seeking damages in this action in excess of $7,000,000 for, among other things, breach of contract, breach of fiduciary duty, violations of the Ontario Human Rights Code and aggravated and punitive damages. On September 20, 2011, the defendants filed a statement of defense and counterclaim, also naming Time Release Corp., Khazak Group Consulting Corp., and David Khazak, C.A. as defendants by counterclaim, and seeking damages of approximately $2.3 million in funds that the defendants allege Ms. Perri wrongly caused the Company to pay to third parties in varying amounts over several years and an accounting of certain third-party payments, plus interests and costs. The factual basis for the counterclaim involves payments made by the Company to third parties believed to be related to Ms. Perri. The Company intends to defend this action and pursue its counterclaim vigorously and is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

On June 1, 2011, Golden Bull Estates Ltd. filed a claim (subsequently amended) in the Ontario Superior Court of Justice, naming the Company, 1097346 Ontario, Inc. and Generex Pharmaceuticals Inc. as defendants. The plaintiff, Golden Bull Estates, is controlled by Ms. Perri. The plaintiff alleges damages in the amount of $550,000 for breach of contract, $50,000 for punitive damages, plus interest and costs. The plaintiff’s claims relate to an alleged contract between the plaintiff and the Company for property management services for certain Ontario properties owned by the Company. The Company terminated the plaintiff’s property management services in April 2011. Following the close of pleadings, the Company served a motion for summary judgment. The plaintiff responded by amending its statement of claim to include a claim to the Company’s interest in certain of its real estate holdings. The plaintiff moved for leave to issue and register a Certificate of Pending Litigation in respect of this real estate. The motion was not successful in respect of any current real estate holdings of the Company. The Company is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

In August 2011, the estate of Antonio Perri, the late father of Ms. Perri, commenced an action against Generex Pharmaceuticals, Inc., the law firm of Brans, Lehun, Baldwin LLP and William Lehun in the Ontario Superior Court of Justice claiming that the estate is entitled to the proceeds of sale (approximately $1,730,000) received by the Company on its sale of two properties to Golden Bull Estates Ltd., a company controlled by Ms. Perri. The suit alleges that no consideration was received when the Company purchased the two properties from Antonio Perri in 1998. The Company has responded to this statement of claim and intends to defend this action vigorously. The Company is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

In December 2011, a vendor of the Company commenced an action against the Company and its subsidiary, Generex Pharmaceuticals, Inc., in the Ontario Superior Court of Justice claiming damages for unpaid invoices including interest in the amount of $429,000, in addition to costs and further interest.  The Company responded to this statement of claim and also asserted a counterclaim in the proceeding for $200,000 arising from the vendor’s breach of contract and detinue, together with interest and costs. On November 16, 2012, the parties agreed to settle this action and the Company has agreed to pay the plaintiff $125,000, following the spinout of its subsidiary Antigen, from the proceeds of any public or private financing related to Antigen subsequent to such spinout.  Each party agreed to execute mutual releases to the claim and counterclaim to be held in trust by each party’s counsel until payment of the settlement amount.  Following payment to the plaintiff, the parties agree that a Consent Dismissal Order without costs will be filed with the court.  If the Company fails to make the payment following completion of any post-spinout financing related to Antigen or any other subsidiaries, the Plaintiffs may take out a judgment in the amount of the claim plus interest of 3% per annum and costs fixed at $25,000.

The Company is involved in certain other legal proceedings in addition to those specifically described herein. Subject to the uncertainty inherent in all litigation, the Company does not believe at the present time that the resolution of any of these legal proceedings is likely to have a material adverse effect on the Company’s consolidated financial position, operations or cash flows.

With respect to all litigation, as additional information concerning the estimates used by the Company becomes known, the Company reassesses its position both with respect to accrued liabilities and other potential exposures.

Income from Assets Held for Investment, net:	9 Months Ended
Apr. 30, 2013
Income From Assets Held For Investment Net [Abstract]
Incomefromassetsheldforinvestmentnet [Text Block]

Note 11 – Income from Assets Held for Investment, net:

In March 2013, the Company sold a property which was held for investment for gross proceeds after real estate commissions of $256,835. This property had a net book value of $169,566, resulting in an accounting gain of $87,682 which is included in income from assets held for investment, net on the consolidated statement of operations. The property was secured by a mortgage which was partially discharged upon the sale, as described in the last paragraph of this note below. After the partial discharge of the mortgage ($216,810), as well as legal fees, interest, penalties and other costs ($13,000 in aggregate) the sale resulted in net cash proceeds to the Company of $27,025.

In September 2012, the Company sold its head office real estate in Toronto for gross proceeds after real estate commissions of $1,579,189. This property had a net book value of $585,064, resulting in an accounting gain of $994,125 which is included in income from assets held for investment, net on the consolidated statement of operations. The net proceeds after commissions and other expenses were used to discharge or partially discharge the first and second mortgages on the property. The first mortgage on the property, with remaining principal of $480,951, was discharged completely upon sale. The remaining net proceeds of $1,028,780 after expenses and the discharge of the first mortgages was used to partially discharge the second mortgage and the Company did not receive any of the net proceeds from this property sale.

In August 2011, the Company sold two properties which were held for investment for gross proceeds after real estate commissions of $1,669,115. These two properties had a net book value of $1,029,435, resulting in an accounting gain of $639,680 which is included in income from assets held for investment, net on the consolidated statement of operations. The two properties had mortgages of $659,288 which were discharged upon sale, resulting in net cash proceeds to the Company of $1,009,827.

In March and April, 2012, the Company sold nine commercial condominium units which were held for investment for gross proceeds after real estate commissions of $2,865,682. These properties had a net book value of $1,783,932, resulting in an accounting gain of $1,081,750 which is included in income from assets held for investment, net on the consolidated statement of operations. The net proceeds after commissions and other expenses were used to discharge or partially discharge the first and second mortgages on the properties. There were two first mortgages on the properties, with combined remaining principals of $571,680, which were discharged completely upon sale. The remaining net proceeds of $2,190,952 after expenses and the discharge of the first mortgages was used to partially discharge the second mortgage and the Company did not receive any of the net proceeds from these property sales.

The remaining income of $128,760 in this category in the nine months ended April 30, 2013, pertains to rental income from properties held for investment, net of carrying and operating expenses, compared to $207,420 in the prior year period.

The properties held for investment have an interest only first mortgage which closed on November 30, 2012 with a principal amount $853,119, an interest rate of 9.75% compounded semi-annually and a maturity date of November 30, 2013. Upon the sale of the property in March 2013, the mortgage was partially discharged and the remaining balance at April 30, 2013 is $625,793.

Qualifying Therapeutic Discovery Project Program:	12 Months Ended
Jul. 31, 2012
Discovery Project Program Disclosure [Abstract]
Discovery Project Program Disclosure [Text Block]

Note 15 - Qualifying Therapeutic Discovery Project Program:

In the Company’s fiscal year ended July 31, 2011, the Company’s wholly-owned subsidiary Antigen Express, Inc. received notification that it had been awarded a total cash grant of $488,959 under the Qualifying Therapeutic Discovery Project program administered under Section 48D of the Internal Revenue Code, all of which relates to qualifying expenses that had previously been incurred. The Company recognized the full amount of the grant in the fiscal year ended July 31, 2011, as the Company has already incurred all of the qualifying expenses and the amount has been fully received. Since this program is non-recurring in nature, the Company elected to classify this payment as other income in the consolidated statements of operations for the fiscal year ended July 31, 2011 and it is reported in the “Miscellaneous Income” line item.

Net Income/Loss Per Share (EPS):	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 8 – Net Income/Loss Per Share (“EPS”):

Basic earnings per share (“EPS”) and Diluted EPS for the three-month period ended April 30, 2013 have been computed by dividing the net income available to common stockholders for the period by the weighted average shares outstanding and the diluted weighted average shares outstanding during that period, respectively. Per the treasury method of calculating Diluted EPS, 204,230,062 shares representing outstanding stock options and warrants which have an exercise price lower than the average market price for the quarter ended April 30, 2013 are included in the calculation of EPS. In addition, 17,699,999 shares underlying the remaining Series D convertible preferred stock have been added to the Diluted EPS calculation. All remaining outstanding stock options and warrants which have out-of-the-money exercise prices, representing 43,927,358 incremental shares in aggregate, have been excluded from the April 30, 2013 computation of Diluted EPS, as they are anti-dilutive.

Basic earnings per share (“EPS”) and Diluted EPS for the three-month period ended April 30, 2012 have been computed by dividing the net income available to common stockholders for the period by the weighted average shares outstanding and the diluted weighted average shares outstanding during that period, respectively. Per the treasury method of calculating Diluted EPS, 4,076 shares representing outstanding stock options which have an exercise price lower than the average market price for the quarter ended April 30, 2012 are included in the calculation of EPS. All remaining outstanding stock options and warrants which have out-of-the-money exercise prices and common stock underlying convertible preferred stock, representing 95,111,892 incremental shares in aggregate, have been excluded from the April 30, 2012 computation of Diluted EPS, as they are anti-dilutive.

Basic EPS and Diluted EPS for the nine-month periods ended April 30, 2013 and 2012 have been computed by dividing the net loss available to common stockholders for the period by the weighted average shares outstanding during that period. All outstanding stock options, non-vested restricted stock, warrants and common stock underlying convertible preferred stock, representing 277,647,594 incremental shares at April 30, 2013 and 95,115,968 incremental shares at April 30, 2012, have been excluded from the respective computations of Diluted EPS as they are anti-dilutive, due to the losses generated during those periods.

Note 16 - Net Loss per Share:

Basic loss per share (“EPS”) and Diluted EPS for the years ended July 31, 2012, 2011 and 2010 have been computed by dividing the net loss available to common stockholders for each respective period by the weighted average shares outstanding during that period. All outstanding options, warrants, non-vested restricted stock and shares to be issued upon conversion of the outstanding convertible preferred stock, representing approximately 94,643,712, 115,875,372 and 44,892,383 incremental shares, have been excluded from the respective 2012, 2011 and 2010 computation of diluted EPS as they are anti-dilutive due to the losses generated.

Supplemental Disclosure of Cash Flow Information:	12 Months Ended
Jul. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]

Note 17 - Supplemental Disclosure of Cash Flow Information:

	For the Years Ended July 31,
	2012	2011	2010
Cash paid during the year for:
Interest	$592,525	$208,906	$210,082
Income taxes	$—	$—	$—

Disclosure of non-cash investing and financing activities:

Year Ended July 31, 2012
Issuance of common stock as payment of dividends on preferred stock	$485,190

Year Ended July 31, 2011
Issuance of common stock as payment of dividends on preferred stock	$347,760
Issuance of common stock as satisfaction of accounts payable and accrued expenses	$1,110,867

Year Ended July 31, 2010
Issuance of common stock in satisfaction of accounts payable and accrued expenses	$3,012,595

Segment Information:	12 Months Ended
Jul. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 18 - Segment Information:

The Company follows FASB ASC Topic 815 which establishes standards for the way that public business enterprises report information about operating segments in annual financial statements and requires that those enterprises report selected information about operating segments in interim financial reports. This Topic also establishes standards for related disclosures about products and services, geographic areas, and major customers.

This Topic uses a management approach for determining segments. The management approach designates the internal organization that is used by management for making operating decisions and assessing performance as the source of the Company’s reportable segments. The Company’s management reporting structure provides for only one segment: the research, development and commercialization of drug delivery systems and technologies for metabolic and immunological diseases.

The regions and countries in which the Company had identifiable assets and revenues are presented in the following table. Identifiable assets are those that can be directly associated with a geographic area.

	2012	2011
Identifiable Assets

Canada	$2,350,818	$8,822,831
United States	2,293,556	3,128,053
Middle East, North Africa (MENA)	—	55,481
Total	$4,644,374	$12,006,365

	2012	2011	2010
Revenue

Canada	$23,067	$61,111	$95,252
United States	5,584	60,867	430,516
Middle East, North Africa (MENA)	—	169,650	646,843
Total	$28,651	$291,628	$1,172,611

Quarterly Information (Unaudited):	12 Months Ended
Jul. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

Note 19 – Quarterly Information (Unaudited):

The following schedule sets forth certain unaudited financial data for the preceding eight quarters ending July 31, 2012. In our opinion, the unaudited information set forth below has been prepared on the same basis as the audited information and includes all adjustments necessary to present fairly the information set forth herein. The operating results for the quarter are not indicative of results for any future period.

	Q1	Q2	Q3	Q4

Fiscal Year July 31, 2012:
Revenues, net	$9,931	$4,958	$7,012	$6,750
Operating Loss	$(3,469,778)	$(1,786,231)	$(2,466,270)	$(2,301,769)
Net Income/(Loss)	$336,354	$(9,118,651)	$867,857	$(1,575,838)
Net Loss available to common stockholders	$336,354	$(9,118,651)	$491,111	$(1,575,838)
Net Loss per share	$0.001	$(0.028)	$0.003	$(0.005)

Fiscal Year July 31, 2011:
Revenues, net	$173,943	$29,560	$65,583	$22,542
Operating Loss	$(7,773,820)	$(5,967,558)	$(5,061,959)	$(5,729,745)
Net Loss	$(6,877,267)	$(5,236,906)	$(4,116,953)	$(5,444,741)
Net Loss available to common stockholders	$(6,877,267)	$(5,236,906)	$(4,116,953)	$(6,211,158)
Net Loss per share	$(0.03)	$(0.02)	$(0.01)	$(0.02)

Subsequent Events:	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 12 – Subsequent Events:

The Company has evaluated subsequent events occurring after the balance sheet date through the date the interim consolidated financial statements were issued and determined that there are no events requiring financial statement disclosure.

Note 20 - Subsequent Events:

On August 10, 2012, the investors from the July 2011 Series A 9% Convertible Preferred Stock and the February 2012 Series B 9% Convertible Preferred Stock transaction (see Note 11) exercised their right to make an additional investment with the same terms as the earlier transactions. Pursuant to a securities purchase agreement dated August 8, 2012, the Company agreed to sell an aggregate of 750 shares of its newly designated non-voting Series C 9% Convertible Preferred Stock and warrants to purchase up to an aggregate of 100% of the shares of its common stock issuable upon conversion of the convertible preferred stock. The convertible preferred stock and warrants were sold in units, with each unit consisting of one share of convertible preferred stock and a warrant to purchase 100% of the shares of the Company’s common stock issuable upon conversion of such share of convertible preferred stock. Each unit was sold at a price of $1,000, for an aggregate purchase price of $750,000 and the net proceeds of $725,000 after legal expenses were received by August 10, 2012. An aggregate of 18,750,000 shares of the Company’s common stock are issuable upon conversion of, or exercise of, the convertible preferred stock and warrants. The transaction triggered the ratchet provisions of 55,148,530 warrants which had a previous exercise price of $0.15 per share and a post-transaction exercise price of $0.08 per share resulting in an increase in the number of such warrants to 103,403,485, an increase of 48,254,955 warrants.

On September 6, 2012, the Company sold its commercial property at 33 Harbour Square for gross proceeds of CAD$1,640,000. This property had a net book value of CAD$577,214 and the resulting gain on sale of this property will be recognized in the first quarter of fiscal 2013. The net cash proceeds after real estate commissions and other fees were used to pay down the mortgages on this property and the Company did not receive any proceeds from the sale of this property.

On October 11, 2012, the Company signed an amendment to a letter agreement which was originally signed on September 28, 2011, which letter agreement agreed to convert an unsecured payable from May 2009 in the amount of approximately $1.1 million to a non-interest bearing balance of approximately $2.25 million included in Accounts Payable & Accruals - General and Administrative (Note 7). Per the original letter agreement, such balance will be settled in Antigen stock following the proposed spinout of Antigen. The October 11, 2012 amendment agreed to amend the total balance owing to approximately $2.54 million in recognition of the party’s forbearance due to the delay in the proposed Antigen spinout. The additional charge of approximately $290,000 will be recognized in the Company’s fiscal quarter ended October 31, 2012.

The Company has evaluated subsequent events occurring after the balance sheet date through the date the consolidated financial statements were issued.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries in which a controlling interest is maintained. For those consolidated subsidiaries where the Company ownership is less than100percent, the outside stockholders’ interests are shown as minority interests. Effective December17,2004, the Company’s ownership in all consolidated subsidiaries is100percent. All significant intercompany transactions and balances have been eliminated.

In Process Research and Development, Policy [Policy Text Block]	Development Stage Company The accompanying consolidated financial statements have been prepared in accordance with the provisions of FASB ASC Topic915, “Development Stage Entities.”
Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents The Company considersall highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Inventory, Policy [Policy Text Block]

Inventory

Inventory consists of raw materials, product components and finished goods. Inventory is stated at the lower of cost or market with cost determined using the first-in first-out (“FIFO”) method. In evaluating whether inventory is stated at the lower of cost or market, management considers such factors as the amount of inventory on hand and in the distribution channel, estimated time required to sell such inventory, remaining shelf life and current and expected market conditions, including levels of competition. As appropriate, a provision is recorded to reduce inventory to its net realizable value. At July 31, 2012, all inventory balances had been written down to zero.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided on the straight-line method over the estimated useful lives of the assets, which range from three to thirty years. Gains and losses on depreciable assets retired or sold are recognized in the statement of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Marketable Securities, Held-to-maturity Securities, Policy [Policy Text Block]

Assets Held for Investment

Property held for investment is recorded at cost less accumulated depreciation. Depreciation is provided on the straight-line method over the estimated useful lives of the assets of thirty years. Gains and losses on depreciable assets retired or sold are recognized in the statement of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

Patents

Capitalized patent costs represent legal costs incurred to establish patents and a portion of the acquisition price paid attributed to patents upon the acquisition of Antigen in August 2003.  When patents reach a mature stage, any associated legal costs are comprised mostly of maintenance fees and costs of national applications and are expensed as incurred.  Capitalized patent costs are amortized on a straight line basis over the remaining life of the patent.  As patents are abandoned, the net book value of the patent is written off.In the fiscal year ended July 31, 2012, the Company recorded a write down of $440,780 on certain patents.There were no write downs or disposals in the fiscal years ended July 31, 2011 and 2010.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment or Disposal of Long-Lived Assets

The Company assesses the impairment of long-lived assets under FASB ASC Topic 360 whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable and exceeds its fair value. The carrying amount of the long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposal of the asset. In the fiscal year ended July 31, 2012, the Company sold, wrote off or disposed of certain long-lived assets with a net book value of $2,945,079. In the fiscal year ended July 31, 2011, the Company recorded a write down of $35,878 on certain equipment. There were no write downs or disposals in the fiscal year ended July 31, 2010.

Derivatives, Reporting of Derivative Activity [Policy Text Block]

Derivative Warrant Liability

The Company’s derivative warrant instruments are measured at fair value using the binomial valuation model which takes into account, as of the valuation date, factors including the current exercise price, the expected life of the warrant, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the warrant.  The liability is revalued at each reporting period and changes in fair value are recognized in the consolidated statements of operations under the caption “Change in fair value of derivative warrant liability.” See Note 12 – Derivative Liabilities.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition and Deferred Revenue

Revenues from the sale of commercial products are recognized at the time title of goods passes to the buyer and the buyer assumes the risks and rewards of ownership. Certain product sales are made to retailers under agreements allowing for a right to return unsold products. In accordance with FASB ASC Topic 605, recognition of revenue on all sales to these retailers is deferred until the right of return expires, the product is sold to a third party or a provision for returns can be reasonably estimated based on historical experience. The cost of inventory under these sales is considered to be consigned inventory until the revenue is recognized. Sales are reported net of estimated returns and allowances, discounts, mail-in rebate redemptions and credit card chargebacks. If actual sales returns, allowances, discounts, mail-in rebate redemptions or credit card chargebacks are greater than estimated by management, additional expense may be incurred. At July 31, 2012, we have $263,125 of deferred revenue for which a provision for returns cannot be reasonably estimated and thus the balance is included in Deferred Revenue on our consolidated balance sheets. The corresponding cost of sales has been previously written off and is not included in inventory as of July 31, 2012 as the timing of the recognition of the revenue cannot be reasonably estimated.

Grant revenue is recognized as the Company provides the services stipulated in the underlying grant based on the time and expenditures incurred. Amounts received in advance of services provided are recorded as deferred revenue and amortized as revenue when the services are provided. The Company received grant revenue of $488,959 in the fiscal year ended July 31, 2011 and recognized the full amount of the grant in fiscal 2011, as the Company had already incurred all of the qualifying expenses and the amount was fully received. There was no grant revenue in fiscal 2012. See Note 15 - Qualifying Therapeutic Discovery Project Program.

Included in miscellaneous income are fees received under licensing agreements. Nonrefundable fees received under licensing agreements are recognized as revenue when received if the Company has no continuing obligations to the other party.

Rental income is recognized as revenue in the period in which the related rental space is occupied.

Research and Development Expense, Policy [Policy Text Block]

Research and Development Costs

Expenditures for research and development are expensed as incurred and include, among other costs, those related to the production of experimental drugs, including payroll costs, and amounts incurred for conducting clinical trials. Amounts expected to be received from governments under research and development tax credit arrangements are offset against current research and development expense.

Income Tax, Policy [Policy Text Block]

Income Taxes

Income taxes are accounted for under the asset and liability method prescribed by FASB ASC Topic 740. These standards require a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position.  If the more likely than not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized. AtJuly 31, 2012 and 2011, the Company had a full valuation allowance equal to the amount of the net deferred tax asset.

The Company adopted the FASB guidance concerning accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions as of August 1, 2007. The guidance requires that the Company determine whether it is more likely than not that a tax position will not be sustained upon examination by the appropriate taxing authority. If a tax position does not meet the more likely than not recognition criterion, the guidance requires that the tax position be measured at the largest amount of benefit greater than 50 percent not likely of being sustained upon ultimate settlement. Based on the Company’s evaluation, management has concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation

The Company follows FASB ASC Topic 718 which requires that new, modified and unvested share-based payment transactions with employees, such as grants of stock options and restricted stock, be recognized in the financial statements based on their fair value at the grant date and recognized as compensation expense over their vesting periods. The Company estimates the fair value of stock options as of the date of grant using the Black-Scholes option pricing model and restricted stock based on the quoted market price. The Company also follows the guidance in FASB ASC Topic 505 for equity based payments to non-employees for equity instruments issued to consultants and other non-employees.

Earnings Per Share, Policy [Policy Text Block]

Net Loss per Common Share

Basic earnings per share is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the period. The computation of diluted earnings per share does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings. Refer to Note 16 for methodology for determining net loss per share.

Comprehensive Income, Policy [Policy Text Block]	Comprehensive Income/(Loss) Other comprehensive income/(loss), which includes only foreign currency translation adjustments, is shown in the Statement of Changes in Stockholders’ Equity.
Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk

The Company maintains cash balances, at times, with financial institutions in excess of amounts insured by the Canada Deposit Insurance Corporation and the U.S. Federal Deposit Insurance Corporation. Management monitors the soundness of these institutions and has not experienced any collection losses with these financial institutions.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency Translation

Foreign denominated assets and liabilities of the Company are translated into U.S. dollars at the prevailing exchange rates in effect at the end of the reporting period. Income statement accounts are translated at a weighted average of exchange rates which were in effect during the period. Translation adjustments that arise from translating the foreign subsidiary’s financial statements from local currency to U.S. currency are recorded in the other comprehensive loss component of stockholders’ equity.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

Fair value is defined under FASB ASC Topic 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for an asset or liability in an orderly transaction between participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. The levels are as follows:

·	Level 1 - Quoted prices in active markets for identical assets or liabilities

·

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data for substantially the full term of the assets or liabilities

·	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, long-term debt, accounts payable and accrued expenses, as well as derivative warrant liabilities and derivative additional investment rights. All of these items, except for the derivative warrant liabilities and derivative additional investment rights, were determined to be Level 1 fair value measurements. The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable and accrued expenses approximate their respective fair values because of the short maturities of these instruments. Long-term debt balances were determined to approximate their fair value as we believe the borrowing rates reflect the prevailing market rates available for similar debt instruments.

The Company has determined its derivative warrant liability and its derivative additional investment rights liability to be Level 2 fair value measurements and has used the binomial lattice model valuation method to calculate the fair value of the derivative warrant liability and the derivative additional investment rights liability at July 31, 2012 and 2011.See Note 12 – Derivative Liabilities.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods.The Company evaluates its estimates, including those related to bad debts, long lived assets (including patents) impairment valuations, debt obligations, derivatives, convertible preferred shares, long-term contracts, and contingencies and litigation, on an ongoing basis. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Critical accounting estimates are reviewed and discussed with the audit committee of the board of directors. The Company considers an accounting estimate to be critical if it requires assumptions to be made that were uncertain at the time the estimate was made and changes in the estimate or different estimates that could have been selected could have a material impact on our results of operations or financial condition.

New Accounting Pronouncements, Policy [Policy Text Block]

Effects of Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued additional guidance on fair value measurements and disclosures which requires reporting entities to provide information about movements of assets among Levels 1 and 2 of the three-tier fair value hierarchy established by the existing guidance. The guidance was effective for our fiscal year beginning August 1, 2011. The adoption of this new accounting guidance did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued further guidance on fair value measurements and disclosures which requires the categorization by level for items that are only required to be disclosed at fair value and information about transfers between Level 1 and Level 2. In addition, the update provides guidance on measuring the fair value of financial instruments managed within a portfolio and the application of premiums and discounts on fair value measurements. The guidance requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. The guidance is effective for the Company’s interim period ended April 30, 2012. The adoption of this new accounting guidance did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements

In June 2011, the FASB issued guidance regarding the presentation of Comprehensive Income within financial statements. The guidance will be effective for the Company’s annual fiscal period ended July 31, 2013 and subsequent interim periods. The Company does not expect the adoption of this new accounting guidance to have a material impact on its consolidated financial statements.

Long-lived Assets (Tables)	12 Months Ended
Jul. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

The costs and accumulated depreciation of property and equipment are summarized as follows:

	July 31,
	2012	2011

Land	$140,450	$237,969
Buildings and Improvements	934,668	1,508,288
Furniture and Fixtures	47,794	149,540
Office Equipment	52,395	201,314
Lab Equipment	393,781	4,614,656

Total Property and Equipment	1,569,088	6,711,767

Less: Accumulated Depreciation	864,410	5,439,900

Property and Equipment, Net	$704,678	$1,271,867

Investment [Table Text Block]

The costs and accumulated depreciation of assets held for investment are summarized as follows:

	July 31,
	2012	2011

Assets Held For Investment	$1,179,276	$5,100,519

Less: Accumulated Depreciation	320,899	1,465,590

Assets Held for Investment, Net	$858,377	$3,634,929

Patents (Tables)	12 Months Ended
Jul. 31, 2012
Patents Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

The costs and accumulated amortization of patents are summarized as follows:

	July 31,
	2012	2011

Patents	$5,587,790	$6,487,389

Less: Accumulated Amortization	2,953,332	3,137,801

Patents, Net	$2,634,458	$3,349,588

Weighted Average Life	9.4 years	11.2 years

Income Taxes (Tables)	12 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred income taxes consist of the following:

	July 31,
	2012	2011
Net operating loss carryforwards	$85,428,939	$85,026,388
Other temporary differences	627,656	5,680
Total Deferred Tax Assets	86,056,595	85,032,068

Valuation Allowance	(85,579,584)	(84,336,137)

Deferred Tax Liabilities
Intangible assets	(378,672)	(623,708)
Other temporary differences	(98,339)	(72,223)
Total Deferred Tax Liabilities	(477,011)	(695,931)

Net Deferred Income Taxes	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate for the years ended July 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010

Federal statutory rate	(34.0)%	(34.0)%	(34.0)%

Increase (decrease) in income taxes resulting from:
Imputed interest income on intercompany receivables from foreign subsidiaries	5.0	3.0	2.0
Non-deductible or non-taxable items	4.0	(4.0)	(6.0)
Change in Canadian NOL carryforwards due to future tax rate changes	0.0	20.0	—
Other temporary differences	13.0	18.0	3.0
Change in valuation allowance	12.0	(3.0)	35.0

Effective tax rate	—%	—%	—%

Inventory (Tables)	12 Months Ended
Jul. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventory consists of the following:
	July 31,
	2012	2011

Raw materials	$—	$502,195
Finished goods	—	215,247
Total	$—	$717,442

Accounts Payable and Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Accounts payable and accrued expenses consist of the following:

	April 30, 2013	July 31, 2012
	(Unaudited)	(Audited)
Accounts Payable and Accruals – General and Administrative	$3,640,370	$3,556,160
Accounts Payable and Accruals – Research and Development	3,263,481	2,691,192
Accounts Payable and Accruals – Selling and Marketing	323,953	290,534
Accrued Make-whole Payments on Convertible Preferred Stock (see Note 10)	143,370	402,300
Executive Compensation and Directors’ Fees Payable	55,745	75,466
Total	$7,426,919	$7,015,652

Accounts payable and accrued expenses consist of the following:

	July 31,
	2012	2011

Accounts Payable & Accruals – General and Administrative	$3,556,160	$4,805,091
Accounts Payable & Accruals – Research and Development	2,691,192	2,151,333
Accounts Payable & Accruals – Selling and Marketing	290,534	434,265
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 11)	402,300	347,490
Executive Compensation and Directors’ Fees Payable	75,466	—
Total	$7,015,652	$7,738,179

Commitments (Tables)	12 Months Ended
Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Aggregate minimum annual lease commitments of the Company under non-cancelable operating leases as of July 31, 2012 are as follows:

Year	Amount

2013	$124,225
2014	111,723
2015	99,367
2016 and thereafter	—
Total Minimum Lease Payments	$335,315

Schedule Of Future Minimum Rental Receivable For Operating Leases [Table Text Block]

The Company leases units of property that it owns located in Toronto, Canada. The following represents the approximate minimum amount in lease income under current lease agreements to be received in years ending after July 31, 2012:

Year	Amount

2013	$214,878
2014	193,583
2015	171,915
2016	146,407
2017	153,604
Thereafter	465,804
Total	$1,346,191

Long-Term Debt (Tables)	12 Months Ended
Jul. 31, 2012
Us-Gaap_Debtdisclosureabstract
Schedule of Long-term Debt Instruments [Table Text Block]

Long-term debt consists of the following:

	July 31,
	2012	2011
Mortgage payable - interest at 6.75 percent per annum, monthly payments of principal and interest of $6,014, due May 2015, secured by a first mortgage over real property located at 33 Harbour Square, Toronto, Canada	$482,700	$645,443

Mortgage payable - interest at 10.0 percent per annum, monthly interest payments of $9,807, principal due January 2013, secured by secondary rights to real property located at 11 Carlaw Avenue and 33 Harbour Square Toronto, Canada	1,181,461	1,137,348

Total Debt	1,664,161	3,080,066

Less Current Maturities of Long-Term Debt	1,222,746	1,210,271

Total Long-Term Debt	$441,415	$1,869,795

Schedule of Maturities of Long-term Debt [Table Text Block]	Aggregate maturities of long-term debt of the Company due within the next five years are as follows:
Year	Amount

2013	$1,227,533
2014	44,118
2015	397,297
Thereafter	—
Total	$1,664,161

Series A and B 9% Convertible Preferred Stock (Tables)	12 Months Ended
Jul. 31, 2012
Series A Convertible Preferred Stock [Member]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]

The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds
Net proceeds	$2,315,000
Derivative warrant liability fair value	(1,871,167)
Derivative additional investment rights fair value	(515,000)
Make whole payments liability	(695,250)
Deemed dividend	$(766,417)

Series B Convertible Preferred Stock [Member]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds
Net proceeds	$1,975,000
Derivative warrant liability fair value	(1,811,746)
Make whole payments liability	(540,000)
Deemed dividend	$(376, 746)

Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivative Warrant Liability [Table Text Block]
The following summarizes the changes in the value of the derivative warrant liability from August 1, 2011 until April 30, 2013:
	Value	No. of Warrants
Balance at August 1, 2011 – Derivative warrant liability	$8,745,508	80,234,017
Exercise of warrants classified as derivative liability	(7,230,734)	(49,863,260)
Additional warrants issued in February 2012 financing	1,811,746	13,333,333
Additional warrants from price protection features of existing warrants	1,548,813	11,444,440
Decrease in fair value of derivative warrant liability	(793,706)	n/a
Balance at July 31, 2012 – Derivative warrant liability	$4,081,627	55,148,530
Additional warrants issued in August 2012 financing	624,797	9,375,000
Additional warrants issued in December 2012 financing	762,355	24,999,999
Additional warrants from price protection features of existing warrants	7,484,550	236,219,094
Exercise of warrants	(3,116,589)	(110,405,097)
Decrease in fair value of derivative warrant liability	(6,400,428)	n/a
Balance at April 30, 2013 – Derivative warrant liability	$3,436,312	215,337,526

The following summarizes the changes in the value of the derivative warrant liability from August 1, 2010 until July 31, 2012:

	Value	No. of Warrants
Balance at August 1, 2010 – Derivative warrant liability	$5,679,721	16,503,340
Additional warrants issued in January to April 2011 financings	3,415,536	16,056,000
Additional warrants issued in July 2011 financing	1,871,167	17,166,666
Additional warrants from price protection features of existing warrants	3,867,678	30,508,011
Decrease in fair value of derivative warrant liability	(6,088,594)	n/a
Balance at July 31, 2011 – Derivative warrant liability	8,745,508	80,234,017
Exercise of warrants classified as derivative liability	(7,230,734)	(49,863,260)
Additional warrants issued in February 2012 financing	1,811,746	13,333,333
Additional warrants from price protection features of existing warrants	1,548,813	11,444,440
Decrease in fair value of derivative warrant liability	(793,706)	n/a
Balance at July 31, 2012 – Derivative warrant liability	$4,081,627	55,148,530

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
 The key inputs used in the April 30, 2013 and July 31, 2012 fair value calculations were as follows:
	April 30, 2013	July 31, 2012
	(Unaudited)	(Audited)
Current exercise price	$0.03	$0.15
Time to expiration	3.37 years	3.9 years
Risk-free interest rate	0.50%	0.45%
Estimated volatility	88%	104%
Dividend	-0-	-0-
Stock price at period end date	$0.026	$0.093

The key inputs used in the July 31, 2012 and 2011 fair value calculations were as follows:

	July 31, 2012	July 31, 2011

Current exercise price	$0.15	$0.15 and $0.25
Time to expiration	3.9 years	4.7 years
Risk-free interest rate	0.45%	1.23%
Estimated volatility	104%	108%
Dividend	-0-	-0-
Stock price at period end date	$0.093	$0.13

Schedule Of Derivative Liabilities At Fair Value Of Investment Rights Liability [Table Text Block]

The key inputs used in the fair value calculation at July 31, 2011 were as follows:

July 31, 2011

Underlying number of units of convertible preferred stock	2,575
Underlying number of warrants	17,166,667
Current exercise price of warrants	$0.25
Current conversion price of preferred stock	$0.15
Time to expiration	1.0 years
Risk-free interest rate	1.23%
Estimated volatility	58%
Dividend	-0-
Stock price	$0.13

Stockholders' Deficiency (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Schedule of Stockholders Equity [Table Text Block]

The stockholders’ deficiency transactions for the nine months ended April 30, 2013 as described above are summarized below:

			Additional	Change to
	Common Stock		Paid-In	Stockholders’
	Shares	Amount	Capital	Equity

Issuance of common stock on conversion of convertible preferred stock	65,337,495	$65,338	$153,662	$219,000
Issuance of common stock as make-whole payments on convertible preferred stock	22,118,091	22,118	641,812	663,930
Issuance of common stock for services	3,073,688	3,074	220,618	223,692
Issuance of common stock for cash warrant exercises	26,023,461	26,023	754,681	780,704
Issuance of common stock for cashless warrant exercises	29,184,675	29,185	2,333,431	2,362,616
Issuance of common stock for stock option exercises	1,056,488	1,056	—	1,056
Issuance of options in lieu of deferred salary	—	—	585,551	585,551
Amortization of stock options as employee compensation	—	—	27,824	27,824
Total	146,793,898	$146,794	$4,717,579	$ 4, 864,373

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The following is a summary of warrants issued, forfeited or expired and exercised for the nine months ended April 30, 2013:

Warrants
Outstanding, August 1, 2012	74,264,078
Add: Issued	270,594,093
Less: Exercised	111,803,243
Less: Expired	175,000
Outstanding, January 31, 2013	232,879,928

As of July 31, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise		Warrant
To be Purchased	Price per Share		Expiration Date

50,000	$0.94		March 9, 2013
125,000	$3.75		March 26, 2013
8,844,926	$0.76		December 15, 2014
3,572,971	$0.79		February 4, 2015
300,000	$0.39	(average)	February 9, 2015
200,000	$1.25		March 7, 2015
6,022,651	$1.00		March 15, 2015
4,000,000	$0.15		January 16, 2016*
29,027,322	$0.15		March 31, 2016*
3,333,331	$0.15		July 11, 2016*
5,454,544	$0.15		September 30, 2016*
13,333,333	$0.15		February 1, 2017*
74,264,078

* Subject to price protection provisions as described below.

Series B Convertible Preferred Stock [Member]
Schedule of Servicing Liabilities at Fair Value [Table Text Block]
The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds	July 31, 2012
Net proceeds	$1,975,000
Derivative warrant liability fair value	(1,811,746)
Make-whole payments liability	(540,000)
Deemed dividend	$(376, 746)

Series C Convertible Preferred Stock [Member]
Schedule of Servicing Liabilities at Fair Value [Table Text Block]
The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds	October 31, 2012
Net proceeds	$725,000
Derivative warrant liability fair value	(624,797)
Make-whole payments liability	(202,500)
Deemed dividend	$(102,297)

Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]

The following is the average of the data used to calculate the fair value for the options granted in the fiscal years ended July 31, 2011 and 2010:

	Risk-Free	Expected	Expected	Expected
	Interest Rate	Life (Years)	Volatility	Dividends

July 31, 2011	0.013%	5.0	101%	-0-
July 31, 2010	0.14%	6.5	104%	-0-

Schedule of Stock Options Roll Forward [Table Text Block]

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plans for the nine months ended April 30, 2013:

		Weighted
		Average
		Exercise	Aggregate
		Price	Intrinsic
	Options	Share	Value

Outstanding, August 1, 2012	10,979,634	$0.257
Add: Granted	17,630,299	0.001
Less: Forfeited or expired	485,778	0.727
Less: Exercised	1,056,488	0.001	$37,320
Outstanding, April 30, 2013	27,067,667	$ 0.092.	$546,025
Exercisable, April 30, 2013	26,995,167	$ 0.090.	$546,025

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plan:

		Weighted Average
		Exercise Price
	Options	per Share

Outstanding - August 1, 2009	5,067,138	$0.44
Granted	2,705,000	$0.63
Forfeited	(270,000)	$0.92
Expired	(36,500)	$0.63
Exercised	—	$0.00
Outstanding - July 31, 2010	7,465,638	$0.49
Granted	3,300,000	$0.28
Forfeited or expired	(2,848,704)	$0.41
Exercised	(576,752)	$0.001
Outstanding - July 31, 2011	7,340,182	$0.46
Granted	5,851,696	$0.001
Forfeited or expired	(912,250)	$0.65
Exercised	(1,299,994)	$0.001
Outstanding - July 31, 2012	10,979,634	$0.26
Exercisable - July 31, 2012	10,807,134	$0.25

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

The following is a summary of the non-vested common stock options granted, vested and forfeited under the Plan:

		Weighted Average
		Grant Date
	Options	Fair Value

Outstanding - August 1, 2011	845,836	$0.50
Granted	5,851,696	$0.001
Vested	(6,322,532)	$0.04
Forfeited	(202,500)	$0.46
Outstanding - July 31, 2012	172,500	$0.46

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

The following table summarizes information on stock options outstanding at July 31, 2012:

	Options Outstanding
			Weighted
	Number	Weighted	Average
	Outstanding	Average	Remaining	Aggregate
Range of	at	Exercise	Life	Intrinsic
Exercise Price	July 31, 2012	Price	(Years)	Value
$0.001 - $0.18	5,093,856	$0.001	4.61
$0.19 - $0.56	3,250,000	$0.28	3.60
$0.57 - $0.63	200,000	$0.56	2.24
$0.64 - $0.65	1,658,500	$0.63	4.98
$0.66 - $0.96	777,278	$0.94	2.24
	10,979,634	$0.26	4.16	$468,635

	Options Exercisable
			Weighted
	Number	Weighted	Average
	Outstanding	Average	Remaining	Aggregate
Range of	at	Exercise	Life	Intrinsic
Exercise Price	July 31, 2012	Price	(Years)	Value

$0.001 - $0.18	5,093,856	$0.001	4.61
$0.19 - $0.56	3,250,000	$0.28	3.60
$0.57 - $0.63	200,000	$0.56	2.24
$0.64 - $0.65	1,486,000	$0.63	4.98
$0.66 - $0.96	777,278	$0.94	2.24
	10,807,134	$0.25	4.19	$468,635

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

The following is a summary of the non-vested common stock options granted, vested and forfeited under the Plan for the nine months ended April 30, 2013:

		Weighted Average
		Grant Date
	Options	Fair Value

Outstanding, August 1, 2012	172,500	$0.46
Granted	17,630,299	0.001
Vested	(17,716,549)	0.022
Forfeited	(13,750)	0.46
Outstanding, April 30, 2013	72,500	$0.46

For the Year Ended July 31,
	2012	2011	2010

Weighted Average Grant Date Fair Value of Options Granted	$0.09	$0.21	$0.53
Aggregate Intrinsic Value of Options Exercised	$119,214	$166,681	$—
Cash Received for Exercise of Stock Options	$1,299	$577	$—

The intrinsic value is calculated as the difference between the market value as of July 31, 2012, 2011 and 2010 and the exercise price of the shares on the respective dates.

Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Jul. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
 Supplemental Disclosure of Cash Flow Information:

	For the Years Ended July 31,
	2012	2011	2010
Cash paid during the year for:
Interest	$592,525	$208,906	$210,082
Income taxes	$—	$—	$—

Disclosure of non-cash investing and financing activities:

Year Ended July 31, 2012
Issuance of common stock as payment of dividends on preferred stock	$485,190

Year Ended July 31, 2011
Issuance of common stock as payment of dividends on preferred stock	$347,760
Issuance of common stock as satisfaction of accounts payable and accrued expenses	$1,110,867

Year Ended July 31, 2010
Issuance of common stock in satisfaction of accounts payable and accrued expenses	$3,012,595

Segment Information (Tables)	12 Months Ended
Jul. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

The regions and countries in which the Company had identifiable assets and revenues are presented in the following table. Identifiable assets are those that can be directly associated with a geographic area.

	2012	2011
Identifiable Assets

Canada	$2,350,818	$8,822,831
United States	2,293,556	3,128,053
Middle East, North Africa (MENA)	—	55,481
Total	$4,644,374	$12,006,365

	2012	2011	2010
Revenue

Canada	$23,067	$61,111	$95,252
United States	5,584	60,867	430,516
Middle East, North Africa (MENA)	—	169,650	646,843
Total	$28,651	$291,628	$1,172,611

Quarterly Information (Unaudited) (Tables)	12 Months Ended
Jul. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

The following schedule sets forth certain unaudited financial data for the preceding eight quarters ending July 31, 2012. In our opinion, the unaudited information set forth below has been prepared on the same basis as the audited information and includes all adjustments necessary to present fairly the information set forth herein. The operating results for the quarter are not indicative of results for any future period.

	Q1	Q2	Q3	Q4

Fiscal Year July 31, 2012:
Revenues, net	$9,931	$4,958	$7,012	$6,750
Operating Loss	$(3,469,778)	$(1,786,231)	$(2,466,270)	$(2,301,769)
Net Income/(Loss)	$336,354	$(9,118,651)	$867,857	$(1,575,838)
Net Loss available to common stockholders	$336,354	$(9,118,651)	$491,111	$(1,575,838)
Net Loss per share	$0.001	$(0.028)	$0.003	$(0.005)

Fiscal Year July 31, 2011:
Revenues, net	$173,943	$29,560	$65,583	$22,542
Operating Loss	$(7,773,820)	$(5,967,558)	$(5,061,959)	$(5,729,745)
Net Loss	$(6,877,267)	$(5,236,906)	$(4,116,953)	$(5,444,741)
Net Loss available to common stockholders	$(6,877,267)	$(5,236,906)	$(4,116,953)	$(6,211,158)
Net Loss per share	$(0.03)	$(0.02)	$(0.01)	$(0.02)

Organization and Business Basis of Presentations (Details Textual) (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011
License and Services Revenue	$ 600,000	$ 600,000
Deficit accumulated during the development stage	362,713,813	357,611,780	347,744,756
Working Capital Deficiency	$ 7,800,000	$ 8,100,000

Summary of Significant Accounting Policies (Details Textual) (USD $)	9 Months Ended		12 Months Ended			201 Months Ended	210 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012	Apr. 30, 2013
Write-off of abandoned patents	$ 0	$ 88,582	$ 440,780	$ 0	$ 0	$ 1,353,976	$ 1,353,976
Impairment of Long-Lived Assets to be Disposed of			2,945,079	35,878	0
Recognition of Deferred Revenue				488,959
Deferred revenue	$ 229,621		$ 263,125	$ 369,748		$ 263,125	$ 229,621

Long-lived Assets (Details) (USD $)	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011
Property, Plant and Equipment, Gross		$ 1,569,088	$ 6,711,767
Less: Accumulated Depreciation		864,410	5,439,900
Property and Equipment, Net	95,933	704,678	1,271,867
Land [Member]
Property, Plant and Equipment, Gross		140,450	237,969
Building Improvements [Member]
Property, Plant and Equipment, Gross		934,668	1,508,288
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross		47,794	149,540
Office Equipment [Member]
Property, Plant and Equipment, Gross		52,395	201,314
Equipment [Member]
Property, Plant and Equipment, Gross		$ 393,781	$ 4,614,656

Long-lived Assets (Details 1) (USD $)	Jul. 31, 2012	Aug. 31, 2011	Jul. 31, 2011
Assets Held For Investment	$ 1,179,276		$ 5,100,519
Less: Accumulated Depreciation	320,899		1,465,590
Assets Held for Investment, Net	$ 858,377	$ 1,029,435	$ 3,634,929

Long-lived Assets (Details Textual)	1 Months Ended			2 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended			201 Months Ended	210 Months Ended
	Mar. 31, 2013 USD ($)	Sep. 30, 2012 USD ($)	Aug. 31, 2011 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2012 CAD	Apr. 30, 2013 USD ($)	Oct. 31, 2012 CAD	Apr. 30, 2012 USD ($)	Apr. 30, 2013 USD ($)	Apr. 30, 2012 USD ($)	Jul. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2012 USD ($)	Apr. 30, 2013 USD ($)
Depreciation											$ 97,967	$ 172,250	$ 238,253
Real Estate Accumulated Depreciation, Depreciation Expense											74,070	141,686	134,251
Real Estate Revenue, Net											384,299	582,974	407,809
Operating Leases, Rent Expense											135,172	233,516	201,234
Proceeds from Sale of Real Estate			1,730,000	2,865,682	568,863									342,862
Real Estate Held-for-sale				1,783,932	2,180,051			1,783,932		1,783,932	107,203			107,203
Assets Held for Investment, Net			1,029,435								858,377	3,634,929		858,377
Sales of Real Estate			639,680	1,081,750							235,659			235,659
Mortgage Loan Related to Property Sales			659,288
Gain (Loss) on Sale of Property											1,957,089
Income from assets held for investment, net (Note 3)						126,701		1,148,526	1,210,567	1,928,850	2,206,216	349,458	206,575	4,334,257	5,544,824
Proceeds from sale of property and equipment		1,579,189	1,669,115	2,865,682			1,640,000		1,762,954	4,614,057	4,953,325	0	0	4,953,325	6,716,279
Proceeds From Sale Of Property Remaining Amount	$ 27,025	$ 1,028,780	$ 1,009,827	$ 2,190,952							$ 249,127

Patents (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2013
Patents	$ 5,587,790	$ 6,487,389
Less: Accumulated Amortization	2,953,332	3,137,801
Patents, Net	$ 2,634,458	$ 3,349,588	$ 2,391,896
Weighted Average Life	9 years 4 months 24 days	11 years 2 months 12 days

Patents (Details Textuals) (USD $)	9 Months Ended		12 Months Ended			201 Months Ended	210 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012	Apr. 30, 2013
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			$ 346,000			$ 346,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two			346,000			346,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three			346,000			346,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four			346,000			346,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five			346,000			346,000
Write-off of abandoned patents	0	88,582	440,780	0	0	1,353,976	1,353,976
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year			$ 441,087	$ 430,650	$ 407,746	$ 441,087

Income Taxes (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Net operating loss carryforwards	$ 85,428,939	$ 85,026,388
Other temporary differences	627,656	5,680
Total Deferred Tax Assets	86,056,595	85,032,068
Valuation Allowance	(85,579,584)	(84,336,137)
Intangible assets	(378,672)	(623,708)
Other temporary differences	(98,339)	(72,223)
Total Deferred Tax Liabilities	(477,011)	(695,931)
Net Deferred Income Taxes	$ 0	$ 0

Income Taxes (Details 1)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Federal statutory rate	(34.00%)	(34.00%)	(34.00%)
Imputed interest income on intercompany receivables from foreign subsidiaries	5.00%	3.00%	2.00%
Nondeductible or non-taxable items	4.00%	(4.00%)	(6.00%)
Change in Canadian NOL carryforwards due to future tax rate changes	0.00%	20.00%	0.00%
Other temporary differences	13.00%	18.00%	3.00%
Change in valuation allowance	12.00%	(3.00%)	35.00%
Effective tax rate	0.00%	0.00%	0.00%

Income Taxes (Details Textuals) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 8,040,033	$ 15,060,207	$ 18,127,536
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	1,450,244	6,615,660	7,152,404
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	198,111,370
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	5.00%	3.00%	2.00%
Minimum [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential		25.00%
Maximum [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential		36.12%
Generex Pharmaceuticals Inc [Member]
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	40,227,852
Antigen Express Inc [Member]
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 23,570,912

Inventory (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Raw materials	$ 0	$ 502,195
Finished goods	0	215,247
Total	$ 0	$ 717,442

Inventory (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2012
Inventory Write-down	$ 501,000	$ 207,000

Accounts Payable and Accrued Expenses (Details) (USD $)	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011
Accounts Payable & Accruals -General and Administrative	$ 3,640,370	$ 3,556,160	$ 4,805,091
Accounts Payable & Accruals - Research and Development	3,263,481	2,691,192	2,151,333
Accounts Payable & Accruals - Selling and Marketing	323,953	290,534	434,265
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 10)	143,370	402,300	347,490
Executive Compensation and Directors' Fees Payable	55,745	75,466	0
Total	$ 7,426,919	$ 7,015,652	$ 7,738,179

Commitments (Details) (USD $)	Jul. 31, 2012
2013	$ 124,225
2014	111,723
2015	99,367
2016 and thereafter	0
Total Minimum Lease Payments	$ 335,315

Commitments (Details 1) (USD $)	Jul. 31, 2012
2013	$ 214,878
2014	193,583
2015	171,915
2016	146,407
2017	153,604
Thereafter	465,804
Total	$ 1,346,191

Commitments (Details Textual) (USD $)	0 Months Ended	12 Months Ended							12 Months Ended
	Nov. 16, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012 President [Member]	Jul. 31, 2012 Antigen Employees [Member]	Jul. 31, 2011 Termination Of Employee [Member]	May 20, 2011 Termination Of Employee [Member]	Jul. 31, 2011 Breach Of Contract [Member]	Jul. 31, 2011 Interest On Breach Of Contract [Member]	Jul. 31, 2011 Sale Of Estate [Member]	Jul. 31, 2011 Breach Of Supply Agreement [Member]	Jul. 31, 2012 Clinical Study Agreement [Member]	Jul. 31, 2012 Insurance Policy [Member]
Operating Leases, Rent Expense, Net		$ 185,000	$ 210,000	$ 200,000
Other Commitment													1,270,000	142,000
Purchase Commitment Units Purchased		10,000,000
Loss Contingency, Damages Sought, Value	125,000						7,000,000		550,000	50,000	1,730,000	429,000
Gain Contingency, Unrecorded Amount								2,300,000
Loss Contingency, Lawsuit Filing Date							11-May-11		1-Jun-11
Loss Contingency, Name of Plaintiff							Ms. Perri		Golden Bull Estates
Loss Contingency, Estimate of Possible Loss												200,000
Salaries, Wages and Officers' Compensation					475,000	371,305
Operating Leases, Future Minimum Monthly Gross Rental Expenses		$ 6,800

Related Party Transactions (Details Textual) (Management Company [Member], USD $)	12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010
Management Company [Member]
Management Fee, Amount Paid	$ 40,778	$ 55,691

Long-Term Debt (Details) (USD $)	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011
Total Debt		$ 1,664,161	$ 3,080,066
Less Current Maturities of Long-Term Debt	625,793	1,222,746	1,210,271
Total Long-Term Debt	0	441,415	1,869,795
First Mortgage [Member]
Total Debt		482,700	645,443
Second Mortgage [Member]
Total Debt		$ 1,181,461	$ 1,137,348

Long-Term Debt (Details 1) (USD $)	Jul. 31, 2012	Jul. 31, 2011
2013	$ 1,227,533
2014	44,118
2015	397,297
Thereafter	0
Total	$ 1,664,161	$ 3,080,066

Long-Term Debt (Details Textual) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Interest Expense, Long-term Debt	$ 568,424	$ 205,539	$ 206,838
First Mortgage [Member] | Principal Amount Due On May 2015 [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.75%
Debt Instrument, Periodic Payment, Interest	6,014
Second Mortgage [Member] | Principal Amount Due On Jan 2013 [Member]
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Periodic Payment, Interest	9,807
Remaining Mortgage Payable	$ 156,000

Series A and B 9% Convertible Preferred Stock (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended						201 Months Ended	210 Months Ended
	Apr. 30, 2011	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2012	Apr. 30, 2013
Net proceeds	$ 1,975,000	$ 1,450,000	$ 1,975,000	$ 1,975,000	$ 2,315,000	$ 0				$ 16,305,000	$ 17,755,000
Deemed dividend				376,746	766,417		810,003	764,154	720,900
Series A Convertible Preferred Stock [Member]
Net proceeds					2,315,000
Derivative Warrant Liability Fair Value					(1,871,167)
Derivative Additional Investment Rights Fair Value					(515,000)
Make whole payments liability					(695,250)
Deemed dividend					766,417
Series B Convertible Preferred Stock [Member]
Net proceeds	1,975,000		1,975,000
Derivative Warrant Liability Fair Value	(1,811,746)		(1,811,746)
Make whole payments liability	(540,000)		(540,000)
Deemed dividend	$ 376,746		$ 376,746

Series A and B 9% Convertible Preferred Stock (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				201 Months Ended	210 Months Ended		3 Months Ended			9 Months Ended	12 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended
	Oct. 31, 2011	Apr. 30, 2011	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2005	Jul. 31, 2012	Apr. 30, 2013	Feb. 02, 2012 Investment Rights Liability Stock [Member]	Jul. 31, 2012 Series A Convertible Preferred Stock [Member]	Sep. 30, 2011 Series A Convertible Preferred Stock [Member]	Jul. 31, 2011 Series A Convertible Preferred Stock [Member]	Apr. 30, 2013 Series A Convertible Preferred Stock [Member]	Jul. 31, 2012 Series A Convertible Preferred Stock [Member]	Jul. 31, 2011 Series A Convertible Preferred Stock [Member]	Jul. 08, 2011 Series A Convertible Preferred Stock [Member]	Jul. 31, 2012 Series B Convertible Preferred Stock [Member]	Jan. 31, 2012 Series B Convertible Preferred Stock [Member]	Apr. 30, 2011 Series B Convertible Preferred Stock [Member]	Apr. 30, 2013 Series B Convertible Preferred Stock [Member]	Apr. 30, 2012 Series B Convertible Preferred Stock [Member]	Jul. 31, 2012 Series B Convertible Preferred Stock [Member]	Oct. 31, 2011 Series B Convertible Preferred Stock [Member]	Jul. 31, 2011 Series B Convertible Preferred Stock [Member]	Jul. 31, 2012 Common Stock [Member]	Apr. 30, 2013 Common Stock [Member]
Convertible preferred stock, shares authorized																		5,500	2,000	2,000		2,000		2,000	0	0
Convertible preferred stock, par value (in dollars per share)																		$ 1,000	$ 1,000	$ 1,000		$ 1,000		$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares issued																		2,575	1,490	2,000		0		1,490	0	0
Incremental Common Shares Attributable to Conversion of Preferred Stock			6,129,666											17,166,666	17,166,666					13,333,333		13,333,333
Convertible Preferred Stock Conversion Price														$ 0.15						$ 0.15
Preferred Stock, Dividend Rate, Percentage																9.00%						9.00%		9.00%
Additional Preferred Stock Dividend Rate Percentage																3						300		3
Conversion of Preferred Stock	$ 0				$ 0			$ 0								$ 270						$ 11,207,750		$ 270
Conversion of Stock, Amount Converted																1,000								1,000
Percentage Of Unpaid Dividend																18.00%								18.00%
Increased Preferred Stock Dividend Rate Percentage																18.00%								18.00%
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants																2,575,000
Balance at July 31, 2012 - Derivative warrant liability											2,000,000
Conversion of Preferred Stock (in shares)	2,575							0				17,166,666							3,400,001								6,129,666	11,207,750
Conversion of Stock, Shares Converted	2,575					2,575						2,575							510
Convertible preferred stock, shares outstanding												1,287				1,287			1,490			0		1,490	0	0
Discounted Rate Of Preferred Stock																100.00%
Preferred Stock, Value, Outstanding												1,287,000				1,287,000
Accounts Payable and Accrued Liabilities												347,490				347,490			402,300					402,300
Preferred Stock Holder Whole Payment																		695,250	540,000					540,000
Dividends, Preferred Stock, Stock													12,383
Stock Issued To Make Whole Payment					1,512,443				1,512,443
Proceeds from issuance of preferred stock		$ 1,975,000	$ 1,450,000	$ 1,975,000	$ 1,975,000	$ 2,315,000	$ 0		$ 16,305,000	$ 17,755,000							$ 2,315,000				$ 1,975,000		$ 1,975,000

Derivative Liabilities (Details) (USD $)	Jul. 31, 2012	Apr. 30, 2013 Warrant [Member]	Jul. 31, 2012 Warrant [Member]	Jul. 31, 2011 Warrant [Member]	Jun. 30, 2011 Warrant [Member]	Jul. 31, 2010 Warrant [Member]	Jul. 31, 2011 Warrants Isssued January To April 2011 [Member]	Apr. 30, 2013 Warrants Isssued July 2011 [Member]	Jul. 31, 2011 Warrants Isssued July 2011 [Member]	Apr. 30, 2013 Additional Warrants [Member]	Jul. 31, 2012 Additional Warrants [Member]	Jul. 31, 2011 Additional Warrants [Member]	Apr. 30, 2013 Warrant Fair Value [Member]	Jul. 31, 2012 Warrant Fair Value [Member]	Jul. 31, 2011 Warrant Fair Value [Member]	Apr. 30, 2013 Warrant Exercised [Member]	Jul. 31, 2012 Warrant Exercised [Member]	Jul. 31, 2012 Warrants Isssued February 2012 [Member]	Apr. 30, 2013 Warrants Isssued December 2012 [Member]
Balance - Derivative warrant liability		$ 3,436,312	$ 4,081,627	$ 8,745,508		$ 5,679,721
Additional warrants issued in financing							3,415,536	624,797	1,871,167	7,484,550	1,548,813	3,867,678	(6,400,428)	(793,706)	(6,088,594)	(3,116,589)	(7,230,734)	1,811,746	762,355
Balance - Derivative warrant liability Value		$ 3,436,312	$ 4,081,627	$ 8,745,508		$ 5,679,721
Outstanding, August 1, 2012	74,264,078	215,337,526	55,148,530	80,234,017	80,234,017	16,503,340
Warrants Issued							16,056,000	9,375,000	17,166,666	236,219,094	11,444,440	30,508,011						13,333,333	24,999,999
Warrants Exercised																(110,405,097)	(49,863,260)
Balance - Derivative warrant liability	74,264,078	215,337,526	55,148,530	80,234,017	80,234,017	16,503,340

Derivative Liabilities (Details 1) (USD $)	9 Months Ended	12 Months Ended		12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012 Warrant [Member]	Jul. 31, 2011 Warrant [Member]	Jul. 31, 2010 Warrant [Member]	Jul. 31, 2011 Warrant [Member] Minimum [Member]	Jul. 31, 2011 Warrant [Member] Maximum [Member]
Current exercise price	$ 0.03	$ 0.15	$ 0.25	$ 0.15			$ 0.15	$ 0.25
Time to expiration	3 years 4 months 13 days	3 years 10 months 24 days		3 years 10 months 24 days	4 years 8 months 12 days
Risk-free interest rate	0.50%	0.45%		0.45%	1.23%
Estimated volatility	88.00%	104.00%		104.00%	108.00%
Dividend	0.00%	0.00%		0.00%	0.00%
Stock price at period end date	$ 0.026	$ 0.093		$ 0.093	$ 0.13	$ 0.4

Derivative Liabilities (Details 2) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2011	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011
Underlying number of units of convertible preferred stock	2,575			2,575
Underlying number of warrants				17,166,667
Current exercise price of warrants		$ 0.03	$ 0.15	$ 0.25
Preferred Stock Conversion Price Per Share				$ 0.15
Time to expiration		3 years 4 months 13 days	3 years 10 months 24 days
Risk-free interest rate		0.50%	0.45%
Estimated volatility		88.00%	104.00%
Dividend		0.00%	0.00%
Stock price		$ 0.026	$ 0.093
Investment Rights Liability [Member]
Time to expiration				1 year
Risk-free interest rate				1.23%
Estimated volatility				58.00%
Dividend				0.00%
Stock price				$ 0.13

Derivative Liabilities (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			201 Months Ended	210 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012	Apr. 30, 2013
Change in fair value of derivative liabilities (Note 12)	$ 2,690,786	$ 2,608,825	$ (1,092,504)	$ (1,603,720)	$ (1,081,440)	$ 2,220,916	$ 4,125,590	$ (715,977) [1]	$ (1,808,481) [2]
Exercise of additional investment rights					841,333
Warrant [Member]
Change in fair value of derivative liabilities (Note 12)					755,107	2,220,916
Balance at July 31, 2012 - Derivative warrant liability	3,436,312		3,436,312		4,081,627	8,745,508	5,679,721	4,081,627	3,436,312
Investment Rights Liability [Member]
Change in fair value of derivative liabilities (Note 12)					326,333
Balance at July 31, 2012 - Derivative warrant liability					$ 0	$ 515,000		$ 0
Revaluation Of Warrants [Member]
Derivative, Average Remaining Maturity			3 years 4 months 24 days

[1]	includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to July 31, 2012" column. See Note 12 - Derivative Liabilities.
[2]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to April 30, 2013" column. See Note 11 - Derivative Warrant Liability.

Stockholders' Deficiency (Details) (USD $)	9 Months Ended		12 Months Ended
	Apr. 30, 2013	Jul. 31, 1996	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2001	Jul. 31, 2000	Jul. 31, 1999	Jul. 31, 1998	Jul. 31, 1997
Issuance of common stock on conversion of convertible preferred stock				$ 347,760		$ 1,621,703		$ 287,153	$ 25,335,512	$ 1,480,244
Issuance of common stock for cash warrant exercises (in shares)	26,023,461
Issuance of common stock for cashless warrant exercises	2,362,616
Issuance of common stock for cashless warrant exercises (in shares)	29,184,675
Issuance of common stock for stock option exercises	1,056		31,300	577		56,000	391,790	301,932	3,241,756		126,640	111,300	27,500	745,000
Issuance of common stock for stock option exercises (in shares)	1,056,488		(1,299,994)	(576,752)	0
Issuance of common stock for cash		2,393,316													15,000	7,799,039	2,933,133	2,920,593
Common Stock [Member]
Issuance of common stock on conversion of convertible preferred stock	65,338
Issuance of common stock on conversion of convertible preferred stock (in shares)	65,337,495
Issuance of common stock as make whole payments on convertible preferred stock	22,118
Issuance of common stock as make whole payments on convertible preferred stock (in shares)	22,118,091
Issuance of common stock for services	3,074
Issuance of common stock for services (in shares)	3,073,688
Issuance of common stock for cash warrant exercises	26,023
Issuance of common stock for cash warrant exercises (in shares)	26,023,461
Issuance of common stock for cashless warrant exercises	29,185
Issuance of common stock for cashless warrant exercises (in shares)	29,184,675
Issuance of common stock for stock option exercises	1,056
Issuance of common stock for stock option exercises (in shares)	1,056,488
Issuance of options in lieu of deferred salary	0
Issuance of options in lieu of deferred salary (in shares)	0
Amortization of stock options as employee compensation	0
Amortization of stock options as employee compensation (in shares)	0
Issuance of common stock for cash	146,794
Issuance of common stock for cash (in shares)	146,793,898
Additional Paid-In Capital [Member]
Issuance of common stock on conversion of convertible preferred stock	153,662
Issuance of common stock as make whole payments on convertible preferred stock	641,812
Issuance of common stock for services	220,618
Issuance of common stock for cash warrant exercises	754,681
Issuance of common stock for cashless warrant exercises	2,333,431
Issuance of common stock for stock option exercises	0
Issuance of options in lieu of deferred salary	585,551
Amortization of stock options as employee compensation	27,824
Issuance of common stock for cash	4,717,579
Change To Stockholder's Equity [Member]
Issuance of common stock on conversion of convertible preferred stock	219,000
Issuance of common stock as make whole payments on convertible preferred stock	663,930
Issuance of common stock for services	223,692
Issuance of common stock for cash warrant exercises	780,704
Issuance of common stock for cashless warrant exercises	2,362,616
Issuance of common stock for stock option exercises	1,056
Issuance of options in lieu of deferred salary	585,551
Amortization of stock options as employee compensation	27,824
Issuance of common stock for cash	$ 4,864,373

Stockholders' Deficiency (Details 1)	Apr. 30, 2013	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2012 Warrant Expiration Date 9 March 2013 [Member]	Jul. 31, 2012 Warrant Expiration Date 26 March 2013 [Member]	Jul. 31, 2012 Warrant Expiration Date 15 December 2014 [Member]	Jul. 31, 2012 Warrant Expiration Date 4 February 2015 [Member]	Jul. 31, 2012 Warrant Expiration Date 9 February 2015 [Member]	Jul. 31, 2012 Warrant Expiration Date 7 March 2015 [Member]	Jul. 31, 2012 Warrant Expiration Date 15 March 2015 [Member]	Jul. 31, 2012 Warrant Expiration Date 16 January 2016 [Member]	Jul. 31, 2012 Warrant Expiration Date 31 March 2016 [Member]	Jul. 31, 2012 Warrant Expiration Date 11 July 2016 [Member]	Jul. 31, 2012 Warrant Expiration Date 30 September 2016 [Member]	Jul. 31, 2012 Warrant Expiration Date 1 February 2017 [Member]
Number of Shares To be Purchased			74,264,078	50,000	125,000	8,844,926	3,572,971	300,000	200,000	6,022,651	4,000,000	29,027,322	3,333,331	5,454,544	13,333,333
Warrant Exercise Price per Share	0.08	0.08		0.94	3.75	0.76	0.79	0.39	1.25	1	0.15	0.15	0.15	0.15	0.15
Warrant Expiration Date				Mar 9, 2013	Mar 26, 2013	Dec 15, 2014	Feb 4, 2015	Feb 9, 2015	Mar 7, 2015	Mar 15, 2015	Jan 16, 2016	Mar 31, 2016	Jul 11, 2016	Sep 30, 2016	Feb 1, 2017

Stockholders' Deficiency (Details 2)	Jul. 31, 2012	Apr. 30, 2013 Warrant [Member]
Outstanding, August 1, 2012	74,264,078	74,264,078
Add: Issued		270,594,093
Less: Exercised		111,803,243
Less: Expired		175,000
Balance - Derivative warrant liability	74,264,078	232,879,928

Stockholders' Deficiency (Details 3) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended	210 Months Ended
	Oct. 31, 2012	Apr. 30, 2013	Jul. 31, 2012	Apr. 30, 2013
Net proceeds	$ 725,000	$ 1,450,000	$ 1,975,000	$ 17,755,000
Derivative warrant liability fair value	(624,797)		(1,811,746)
Make-whole payments liability	(202,500)		(540,000)
Deemed dividend	$ (102,297)	$ (102,297)	$ (376,746)

Stockholders' Deficiency (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended												201 Months Ended	210 Months Ended	9 Months Ended										3 Months Ended			9 Months Ended	12 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended		6 Months Ended	9 Months Ended			9 Months Ended				3 Months Ended	9 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2001	Jul. 31, 2012	Apr. 30, 2013	Apr. 30, 2013 Warrant One [Member]	Apr. 30, 2013 Warrant Two [Member]	Apr. 30, 2013 Warrant Three [Member]	Apr. 30, 2013 Warrant Four [Member]	Apr. 30, 2013 Warrant Five [Member]	Apr. 30, 2013 Warrant Six [Member]	Apr. 30, 2013 Warrant [Member]	Jul. 31, 2012 Warrant [Member]	Jul. 31, 2011 Warrant [Member]	Feb. 02, 2012 Investment Rights Liability Stock [Member]	Jul. 31, 2012 Series A Convertible Preferred Stock [Member]	Sep. 30, 2011 Series A Convertible Preferred Stock [Member]	Jul. 31, 2011 Series A Convertible Preferred Stock [Member]	Apr. 30, 2013 Series A Convertible Preferred Stock [Member]	Jul. 31, 2012 Series A Convertible Preferred Stock [Member]	Jul. 08, 2011 Series A Convertible Preferred Stock [Member]	Jul. 31, 2012 Series B Convertible Preferred Stock [Member]	Jan. 31, 2012 Series B Convertible Preferred Stock [Member]	Apr. 30, 2013 Series B Convertible Preferred Stock [Member]	Jul. 31, 2012 Series B Convertible Preferred Stock [Member]	Oct. 31, 2011 Series B Convertible Preferred Stock [Member]	Jul. 31, 2011 Series B Convertible Preferred Stock [Member]	Apr. 30, 2013 Series B Convertible Preferred Stock [Member] Maximum [Member]	Apr. 30, 2013 Series B Convertible Preferred Stock [Member] Minimum [Member]	Jan. 31, 2013 Series C Convertible Preferred Stock [Member]	Apr. 30, 2013 Series C Convertible Preferred Stock [Member]	Jul. 31, 2012 Series C Convertible Preferred Stock [Member]	Oct. 31, 2011 Series C Convertible Preferred Stock [Member]	Apr. 30, 2013 Series C Convertible Preferred Stock [Member] Maximum [Member]	Apr. 30, 2013 Series C Convertible Preferred Stock [Member] Minimum [Member]	Apr. 30, 2013 Series D Convertible Preferred Stock [Member]	Jul. 31, 2012 Series D Convertible Preferred Stock [Member]	Jul. 31, 2012 Common Stock [Member]	Apr. 30, 2013 Common Stock [Member]	Apr. 30, 2013 Warrant Agreement Date March 2008 [Member]	Apr. 30, 2013 Warrant Agreement Date August 2012 [Member]	Apr. 30, 2013 Warrant Agreement Date July 2011 [Member]	Apr. 30, 2013 Warrant Agreement Date February 2012 [Member]	Apr. 30, 2013 Warrant Agreement Date December 2012 [Member]
Common stock, shares authorized			1,500,000,000		750,000,000	750,000,000											750,000,000	1,500,000,000
Convertible preferred stock, shares authorized																																		5,500	2,000	2,000	2,000	2,000	0	0				750	0	750			750	0
Convertible preferred stock, par value (in dollars per share)																																		$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000				$ 1,000	$ 1,000	$ 1,000			$ 1,000	$ 1,000
Convertible preferred stock, shares issued																																		2,575	1,490	2,000	0	1,490	0	0				0	0	750			531	0
Incremental Common Shares Attributable to Conversion of Preferred Stock			6,129,666																												17,166,666	17,166,666				13,333,333	13,333,333
Convertible Preferred Stock Conversion Price																															$ 0.15					$ 0.15
Preferred Stock, Dividend Rate, Percentage																																	9.00%				9.00%	9.00%
Additional Preferred Stock Dividend Rate Percentage																																	3				300	3						300
Conversion of Preferred Stock		$ 0			$ 0							$ 0																					$ 270				$ 11,207,750	$ 270					$ 6,664,863
Conversion of Stock, Amount Converted																																	1,000					1,000						1,000
Percentage Of Unpaid Dividend																																	18.00%					18.00%
Increased Preferred Stock Dividend Rate Percentage																																	18.00%					18.00%						9.00%
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants																																	2,575,000											18
Accrued Make Whole Payments on Convertible Preferred Stock			143,370		402,300	347,490											402,300	143,370																									202,500
Balance at July 31, 2012 - Derivative warrant liability																										4,081,627	8,745,508	2,000,000																					762,355
Conversion of Preferred Stock (in shares)		2,575										0																	17,166,666						3,400,001																6,129,666	11,207,750
Discounted Rate Of Preferred Stock																																	100.00%
Preferred Stock, Value, Outstanding																													1,287,000				1,287,000
Accounts Payable and Accrued Liabilities																													347,490				347,490		402,300			402,300
Preferred Stock Holder Whole Payment																																		695,250	540,000			540,000
Dividends, Preferred Stock, Stock																														12,383
Number of Shares To be Purchased					74,264,078												74,264,078		124,933,402	6,041,893	27,272,720	7,524,145	24,565,367	24,999,999	112,778,485	215,337,526	80,234,017																	9,375,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			0.08															0.08	0.03	0.03	0.03	0.03	0.08	0.03	0.19																			0.08
Investment Warrants Expiration Date																			Mar 31, 2016	Jul 11, 2013	Sep 30, 2016	Feb 2, 2017	Aug 10, 2017	Dec 10, 2017
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 10)			143,370		402,300	347,490											402,300	143,370																									202,500
Stock price at period end date			$ 0.026		$ 0.093												$ 0.093	$ 0.026
Warrants Price Protection Provisions																																																					The Company's issuance of the following securities will not trigger the price protection provisions of the warrants described above that were issued in connection with the March 2008 private placement: (a) shares of common stock or standard options to the Company's directors, officers, employees or consultants pursuant to a board-approved equity compensation program or other contract or arrangement up to an aggregate amount of 5,608,926, representing 5% of the common stock issued and outstanding immediately prior to March 31, 2008): (b) shares of common stock issued upon the conversion or exercise of any security, right or other instrument convertible or exchangeable into common stock (or securities exchangeable into common stock) issued prior to March 31, 2008; (c) the shares of common stock issued upon exercise of the warrants issued in March 2008; and (d) shares of common stock and warrants in connection with strategic alliances, acquisitions, mergers, and strategic partnerships, the primary purpose of which is not to raise capital, and which are approved in good faith by the Company's board of directors (up to an aggregate number of 11,217,852, representing 10% of the shares of common stock issued and outstanding immediately prior to March 31, 2008). On December 10, 2012, the Company's triggering of the price protection features of the warrants that were issued in March 2008 resulting in a decrease of the exercise price from $0.08 to $0.03 per share and an increase in the number of warrants from 64,653,492 to 172,409,312.	The Company's issuance of the following securities will not trigger the price protection provisions of the warrants issued on August 10, 2012: (I)(a) shares of common stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of common stock issued to the vendors identified in Securities Purchase Agreement dated August 8, 2012, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreements dated July 8, 2011, January 31, 2012 and August 8, 2012 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on August 8, 2012, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities. On December 10, 2012, the triggering of the price protection features of the warrants that were issued in August 2012 resulted in a decrease of the exercise price from $0.08 to $0.03 per share and an increase in the number of warrants from 9,375,000 to 24,999,998.	The Company's issuance of the following securities will not trigger the price protection provisions of the warrants issued on July 8, 2011: (I)(a) shares of common stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of common stock issued to the vendors identified in Securities Purchase Agreement dated July 8, 2011, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreement dated July 8, 2011 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on July 8, 2011, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities. On December 10, 2012, the triggering of the price protection features of the warrants that were issued in July 2011 resulted in a decrease of the exercise price from $0.08 to $0.03 per share and an increase in the number of warrants from 6,249,995 to 16,666,653.	The Company's issuance of the following securities will not trigger the price protection provisions of the warrants issued on February 2, 2012: (I)(a) shares of common stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of common stock issued to the vendors identified in Securities Purchase Agreement dated January 31, 2012, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreements dated July 8, 2011 and January 31, 2012 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on February 2, 2012, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities. On December 10, 2012, the triggering of the price protection features of the warrants that were issued in February 2012 resulted in a decrease of the exercise price from $0.08 to $0.03 per share and an increase in the number of warrants from 24,999,999 to 66,666,664.	The Company's issuance of the following securities will not trigger the price protection provisions of the warrants issued on December 10, 2012: (I)(a) shares of common stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of common stock issued to the vendors identified in Securities Purchase Agreement dated December 10, 2012, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreements dated July 8, 2011, January 31, 2012, August 8, 2012 and December 10, 2012 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on December 10, 2012, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities.
Increase In Warrants																																																					64,653,492 to 172,409,312	9,375,000 to 24,999,998	6,249,995 to 16,666,653	24,999,999 to 66,666,664
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms					3 years 6 months 18 days
Net proceeds	725,000		1,450,000		1,975,000													17,755,000
Conversion of Stock, Shares Converted		2,575				2,575																							2,575						510
Stock Issued During Period Shares Warrant Exercised			26,023,461
Weighted Average Exercise Price Cashless Exercise			$ 0.03
Proceeds from exercise of warrants			780,704	30,000	30,000	0	1,574,062										45,728,281	46,508,985
Issuance of common stock for cashless warrant exercises (in shares)			29,184,675
Issuance of common stock for cashless warrant exercises			2,362,616
Options Forfeited or expired			(485,778)		(912,250)	(2,848,704)	0
Weighted Average Exercise Price Share Exercised			$ 0.001		$ 0.001	$ 0.001	$ 0
Issuance of common stock for stock option exercises			1,056		31,300	577		56,000	391,790	301,932	3,241,756		126,640	111,300	27,500	745,000
Decrease In Conversion Price Of Preffered Stock																																									$ 0.08	$ 0.03					$ 0.08	$ 0.03
Convertible preferred stock, shares outstanding																													1,287				1,287		1,490		0	1,490	0	0				0	0				531	0
Stock Issued During Period, Shares, Conversion of Units			2,240																																						26,393,333	9,897,500					21,666,666	8,125,000
Convertible Preferred Stock, Shares Issued upon Conversion																																					38,019,163						22,916,665						7,299,999
Stock Repurchase Program, Number of Shares Authorized to be Repurchased																																																	750
Warrants Issued																																																	24,999,999
Convertible Stock Conversion Price Per Share			$ 0.03
Preferred Stock Additional Dividend Rate Percentage																																																	0.30%
Preferred Stock Make Whole Payment																																																	270
Common Stock Issued For Make Whole Payment																																																	2,145,989
Convertible Preferred Stock Liability																																																	750,000
Issuance of common stock on conversion of convertible preferred stock (in shares)																																																	219
Preferred Stock Make Whole Payment Accrued																																																	$ 202,500
Preferred Stock, Dividend Payment Terms																																																	The dividend is payable quarterly on September 30, December 31, March 31 and June 30, beginning on December 31, 2012 and on each conversion date in cash, or at the Company's option, in shares of common stock.
Late Fee Payment Rate On Unpaid Dividend																																																	18.00%
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Outstanding Weighted Exercise Price					$ 0.33
Convertible Preferred Stock Percentage Of Interest																																			9.00%		9.00%	9.00%		9.00%

Stock-Based Compensation (Details) (USD $)	12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010
Risk-Free Interest Rate	101.30%	0.14%
Expected Life (Years)	5 years	6 years 6 months
Expected Volatility	101.00%	104.00%
Expected Dividends	$ 0	$ 0

Stock-Based Compensation (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Options Outstanding	10,979,634	7,340,182	7,465,638	5,067,138
Options Granted	17,630,299	5,851,696	3,300,000	2,705,000
Options Forfeited		0	0	(270,000)
Options Expired		0	0	(36,500)
Options Forfeited or expired	(485,778)	(912,250)	(2,848,704)	0
Options Exercised	1,056,488	(1,299,994)	(576,752)	0
Options Outstanding	27,067,667	10,979,634	7,340,182	7,465,638
Options Exercisable	26,995,167	10,807,134
Weighted Average Exercise Price per Share	$ 0.257	$ 0.46	$ 0.49	$ 0.44
Weighted Average Exercise Price per Share Granted	$ 0.001	$ 0.001	$ 0.28	$ 0.63
Weighted Average Exercise Price per Share Forfeited		$ 0	$ 0	$ 0.92
Weighted Average Exercise Price per Share Expired		$ 0	$ 0	$ 0.63
Weighted Average Exercise Price per Share Forfeited or expired	$ 0.727	$ 0.65	$ 0.41	$ 0
Weighted Average Exercise Price per Share Exercised	$ 0.001	$ 0.001	$ 0.001	$ 0
Weighted Average Exercise Price per Share Outstanding	$ 0.092	$ 0.257	$ 0.46	$ 0.49
Weighted Average Exercise Price per Share Exercisable	$ 0.09	$ 0.25

Stock-Based Compensation (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Options Outstanding	172,500	845,836
Options Granted	17,630,299	5,851,696
Options Vested	(17,716,549)	(6,322,532)
Options Forfeited	(13,750)	(202,500)
Options Outstanding	72,500	172,500
Weighted Average Grant Date Fair Value Outstanding	$ 0.46	$ 0.5
Weighted Average Grant Date Fair Value Granted	$ 0.001	$ 0.001
Weighted Average Grant Date Fair Value Vested	$ 0.022	$ 0.04
Weighted Average Grant Date Fair Value Forfeited	$ 0.46	$ 0.46
Weighted Average Grant Date Fair Value Outstanding	$ 0.46	$ 0.46

Stock-Based Compensation (Details 3) (USD $)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012	Apr. 30, 2013	Jul. 31, 2010	Jul. 31, 2009
Options Outstanding	10,979,634	7,340,182	27,067,667	7,465,638	5,067,138
Weighted Average Exercise Price per Share	$ 0.257	$ 0.46	$ 0.092	$ 0.49	$ 0.44
Options Weighted Average Remaining Life (Years)	4 years 4 months 10 days	4 years 1 month 27 days
Options Aggregate Intrinsic Value	$ 546,025	$ 468,635
Options Exercisable	26,995,167	10,807,134
Weighted Average Exercise Price per Share Exercisable	$ 0.09	$ 0.25
Options Weighted Average Remaining Life (Years)		4 years 2 months 8 days
Options Aggregate Intrinsic Value	$ 546,025	$ 468,635
Exercise Price 0.001 To 0.18 [Member]
Options Range of Exercise Price		$ 0.001
Options Range of Exercise Price		$ 0.18
Options Weighted Average Remaining Life (Years)		4 years 7 months 9 days
Options Exercisable		5,093,856
Weighted Average Exercise Price per Share Exercisable		$ 0.001
Options Weighted Average Remaining Life (Years)		4 years 7 months 9 days
Exercise Price 0.19 To 0.56 [Member]
Options Range of Exercise Price		$ 0.19
Options Range of Exercise Price		$ 0.56
Options Weighted Average Remaining Life (Years)		3 years 1 month 27 days
Options Exercisable		3,250,000
Weighted Average Exercise Price per Share Exercisable		$ 0.28
Options Weighted Average Remaining Life (Years)		3 years 1 month 27 days
Exercise Price 0.57 To 0.63 [Member]
Options Range of Exercise Price		$ 0.57
Options Range of Exercise Price		$ 0.63
Options Weighted Average Remaining Life (Years)		2 years 2 months 26 days
Options Exercisable		200,000
Weighted Average Exercise Price per Share Exercisable		$ 0.56
Options Weighted Average Remaining Life (Years)		2 years 2 months 26 days
Exercise Price 0.64 To 0.65 [Member]
Options Range of Exercise Price		$ 0.64
Options Range of Exercise Price		$ 0.65
Options Weighted Average Remaining Life (Years)		4 years 11 months 23 days
Options Exercisable		1,486,000
Weighted Average Exercise Price per Share Exercisable		$ 0.63
Options Weighted Average Remaining Life (Years)		4 years 11 months 23 days
Exercise Price 0.66 To 0.96 [Member]
Options Range of Exercise Price		$ 0.66
Options Range of Exercise Price		$ 0.96
Options Weighted Average Remaining Life (Years)		2 years 2 months 26 days
Options Exercisable		777,278
Weighted Average Exercise Price per Share Exercisable		$ 0.94
Options Weighted Average Remaining Life (Years)		2 years 2 months 26 days

Stock-Based Compensation (Details 4) (USD $)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Weighted Average Grant Date Fair Value of Options Granted		$ 0.09	$ 0.21	$ 0.53
Aggregate Intrinsic Value of Options Exercised	$ 37,320	$ 119,214	$ 166,681	$ 0
Cash Received for Exercise of Stock Options		$ 1,299	$ 577	$ 0

Stock-Based Compensation (Details Textual) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended							201 Months Ended	210 Months Ended
	Nov. 01, 2012	Apr. 30, 2013	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 1999	Jul. 31, 2012	Apr. 30, 2013
Common stock issued as employee compensation			$ 0	$ 68,483	$ 130,544	$ 100,999	$ 101,002					$ 4,011,938	$ 4,011,938
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		14,883	14,883		47,360							47,360	14,883
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	11 months 9 days	5 months 12 days	4 years 4 months 10 days		1 year 2 months 4 days
Issuance of stock options in exchange for services rendered					692,010	787,226	107,744	11,000	171,360	157,387	92,500
Stock price at period end date		$ 0.026	$ 0.026		$ 0.093							$ 0.093	$ 0.026
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						5 years	6 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate						101.00%	104.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments						0	0
Risk-Free Interest Rate						101.30%	0.14%
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number		27,067,667	27,067,667		10,979,634	7,340,182	7,465,638	5,067,138				10,979,634	27,067,667
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			4 years 4 months 10 days		4 years 1 month 27 days
Stock Option [Member]
Share-based Compensation					602,384	936,465	1,765,381
Common Stock [Member]
Share-based Compensation					$ 130,544	$ 100,999	$ 104,738
Options Held [Member]
Stock price at period end date						$ 0.282
Warrant [Member]
Stock price at period end date					$ 0.093	$ 0.13	$ 0.4					$ 0.093
Stock Option Plan 2000 [Member]
Common Stock, Capital Shares Reserved for Future Issuance					2,000,000							2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					2,000,000							2,000,000
Stock Option Plan 2001 [Member]
Common Stock, Capital Shares Reserved for Future Issuance		4,555,222	4,555,222		12,000,000							12,000,000	4,555,222
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					4,124,444							4,124,444
Stock Option Plan 2006 [Member]
Common Stock, Capital Shares Reserved for Future Issuance		19,389,704	19,389,704		30,000,000			10,000,000				30,000,000	19,389,704
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					8,521,489							8,521,489

Comprehensive Income and Loss (Details Textual) (USD $)	3 Months Ended		9 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Portion Attributable to Parent	$ 1,296,841	$ 853,204	$ 5,012,734	$ 8,014,132

Pending Litigation (Details Textual)	0 Months Ended	1 Months Ended			2 Months Ended		9 Months Ended	201 Months Ended				1 Months Ended
	Nov. 16, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Aug. 31, 2011 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2012 CAD	Apr. 30, 2013 USD ($)	Jul. 31, 2012 USD ($)	May 20, 2011 Employment Termination [Member] USD ($)	Jun. 01, 2011 Breach Of Contract [Member] USD ($)	Jun. 01, 2011 Punitive Damage [Member] USD ($)	Dec. 31, 2011 Vendors Breach Of Contract [Member] USD ($)
Loss Contingency, Range of Possible Loss, Minimum									$ 7,000,000
Loss Contingency, Estimate of Possible Loss										550,000	50,000
Loss Contingency, Inestimable Loss												429,000
The counter claim made against the party.		200,000	2,300,000
Proceeds from Sale of Real Estate				1,730,000	2,865,682	568,863		342,862
Loss Contingency, Damages Sought, Value	125,000
Loss Contingency Contingent Interest Rate Term							amount of the claim plus interest of 3% per annum
Loss Contingency Costs Fixed							$ 25,000

Income from Assets Held for Investment, net (Details Textual)	1 Months Ended				2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended			201 Months Ended	210 Months Ended
	Mar. 31, 2013 USD ($)	Nov. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Aug. 31, 2011 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2013 USD ($)	Oct. 31, 2012 CAD	Apr. 30, 2012 USD ($)	Apr. 30, 2013 USD ($)	Apr. 30, 2012 USD ($)	Jul. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2012 USD ($)	Apr. 30, 2013 USD ($)
Proceeds from Sale of Real Estate Held-for-investment	$ 256,835
Book Value Of Property Sold	169,566		585,064	1,029,435	1,783,932		577,214
Proceeds from sale of property and equipment			1,579,189	1,669,115	2,865,682		1,640,000		1,762,954	4,614,057	4,953,325	0	0	4,953,325	6,716,279
Loss on disposal of property and equipment	87,682		994,125	639,680	1,081,750				1,036,865	1,793,087	2,027,939	(35,878)	0	1,991,150	3,028,015
Mortgage On Property Remaining Principal Amount Discharged Upon Sale	216,810		480,951	659,288	571,680
Discharge Of Mortgage On Property Expenses	13,000
Proceeds From Sale Of Property Remaining Amount	27,025		1,028,780	1,009,827	2,190,952						249,127
Income from assets held for investment, net (Note 3)						126,701		1,148,526	1,210,567	1,928,850	2,206,216	349,458	206,575	4,334,257	5,544,824
Rental Income From Investment									128,760	207,420
Mortgage Debt Securities		853,119
Mortgage Investments Interest Rate		9.75%
Investment Maturity Date		Nov 30, 2013
Current maturities of long-term debt (Note 10)						$ 625,793			$ 625,793		$ 1,222,746	$ 1,210,271		$ 1,222,746	$ 625,793

Qualifying Therapeutic Discovery Project Program (Details Textual) (USD $)	12 Months Ended
Jul. 31, 2011
Government Grant Received	$ 488,959

Net Loss per Share ("EPS") (Details Textual)	3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	43,927,358	43,927,358	95,115,968	94,643,712	115,875,372	44,892,383

Net Income/Loss Per Share ("EPS") (Details Textual)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	43,927,358		43,927,358	95,115,968	94,643,712	115,875,372	44,892,383
Outstanding Stock Options	204,230,062	4,076
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	43,927,358	95,111,892	43,927,358	95,111,892
Series D Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	17,699,999

Supplemental Disclosure of Cash Flow Information (Details) (USD $)	9 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Cash paid during the year for:
Interest	$ 251,177	$ 518,506	$ 592,525	$ 208,906	$ 210,082
Income Taxes Paid, Net			0	0	0
Disclosure of non-cash investing and financing activities:
Common Stock Issued As Payment Of Dividend On Preferred Stock			485,190	347,760	0
Common Stock Issued As Payment Of Accounts Payable and Accured Expenses				$ 1,110,867	$ 3,012,595

Segment Information (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended			201 Months Ended	210 Months Ended
	Apr. 30, 2013	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012	Apr. 30, 2013
Identifiable Assets	$ 3,618,797	$ 4,644,374				$ 12,006,365				$ 3,618,797		$ 4,644,374	$ 12,006,365		$ 4,644,374	$ 3,618,797
Revenue	0	6,750	7,012	4,958	9,931	22,542	65,583	29,560	173,943	0	21,901	28,651	291,628	1,172,611	5,110,784	5,110,784
Canada [Member]
Identifiable Assets		2,350,818				8,822,831						2,350,818	8,822,831		2,350,818
Revenue												23,067	61,111	95,252
United States [Member]
Identifiable Assets		2,293,556				3,128,053						2,293,556	3,128,053		2,293,556
Revenue												5,584	60,867	430,516
Middle East, North Africa (MENA) [Member]
Identifiable Assets		0				55,481						0	55,481		0
Revenue												$ 0	$ 169,650	$ 646,843

Quarterly Information (Unaudited) (Details) (USD $)	3 Months Ended									9 Months Ended			12 Months Ended																201 Months Ended	210 Months Ended
	Apr. 30, 2013	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 1996	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2001	Jul. 31, 2000	Jul. 31, 1999	Jul. 31, 1998	Jul. 31, 1997	Jul. 31, 2012	Apr. 30, 2013
Revenues, net	$ 0	$ 6,750	$ 7,012	$ 4,958	$ 9,931	$ 22,542	$ 65,583	$ 29,560	$ 173,943	$ 0	$ 21,901		$ 28,651	$ 291,628	$ 1,172,611														$ 5,110,784	$ 5,110,784
Operating Loss	(1,433,640)	(2,301,769)	(2,466,270)	(1,786,231)	(3,469,778)	(5,729,745)	(5,061,959)	(5,967,558)	(7,773,820)	(4,664,451)	(7,722,279)		(10,024,048)	(24,533,082)	(29,429,817)														(286,155,471)	(290,819,922)
Net income/(loss)	1,297,448	(1,575,838)	867,857	(9,118,651)	336,354	(5,444,741)	(4,116,953)	(5,236,906)	(6,877,267)	(4,999,736)	(7,914,440)	(693,448)	(9,490,278)	(21,675,867)	(25,279,940)	(45,812,228)	(36,228,991)	(23,504,958)	(67,967,204)	(24,001,735)	(18,362,583)	(13,261,764)	(13,693,034)	(27,097,210)	(8,841,047)	(6,239,602)	(4,663,604)	(1,379,024)	(354,173,560)	(359,173,296)
Net Loss Available to Common Stockholders	$ 1,297,448	$ (1,575,838)	$ 491,111	$ (9,118,651)	$ 336,354	$ (6,211,158)	$ (4,116,953)	$ (5,236,906)	$ (6,877,267)	$ (5,102,033)	$ (8,291,186)		$ (9,867,024)	$ (22,442,284)	$ (25,279,940)														$ (357,611,780)	$ (362,713,813)
Basic and Diluted Net Loss Per Common Share (Note 16) (in dollars per share)		$ (0.005)	$ 0.003	$ (0.028)	$ 0.001	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.03)				$ (0.03)	$ (0.08)	$ (0.1)

Subsequent Events (Details Textual)	1 Months Ended			2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			201 Months Ended	210 Months Ended			3 Months Ended			3 Months Ended
	Mar. 31, 2013 USD ($)	Sep. 30, 2012 USD ($)	Aug. 31, 2011 USD ($)	Apr. 30, 2012 USD ($)	Oct. 31, 2012 USD ($)	Oct. 31, 2012 CAD	Apr. 30, 2013 USD ($)	Apr. 30, 2012 USD ($)	Jul. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2012 USD ($)	Apr. 30, 2013 USD ($)	May 31, 2009 USD ($)	May 31, 2009 Accounts Payable [Member] General and Administrative Expense [Member] USD ($)	Oct. 31, 2012 Subsequent Event [Member] USD ($)	Jul. 31, 2012 Subsequent Event [Member]	Jul. 31, 2012 Warrants Issued Under Price Protection [Member]	Oct. 31, 2012 Series C Preferred Stock [Member] USD ($)
Proceeds from sale of property and equipment		$ 1,579,189	$ 1,669,115	$ 2,865,682		1,640,000	$ 1,762,954	$ 4,614,057	$ 4,953,325	$ 0	$ 0	$ 4,953,325	$ 6,716,279
Book Value Of Property Sold	169,566	585,064	1,029,435	1,783,932		577,214
Issuance of common stock for cash (in shares)																			750
Common Stock Shares Percentage					100.00%	100.00%
Convertible Preferred Stock Unit Price																			$ 1,000
Net proceeds					725,000		1,450,000		1,975,000				17,755,000						750,000
Net Proceeds From Issuance Of Convertible Preferred Stock																			725,000
Convertible Preferred Stock, Shares Reserved for Future Issuance									18,750,000			18,750,000
Number of Shares To be Purchased									74,264,078			74,264,078					103,403,485	55,148,530
Class of Warrant or Right, Exercise Price of Warrants or Rights							0.08						0.08				0.15
Reduced Class Of Warrant Or Right Exercise Price Of Warrants Or Rights																$ 0.08
Increased Class Of Warrant Or Right Outstanding																48,254,955
Unsecured Payable														1,100,000
Non Interest Bearing On Unsecured Payable															2,250,000
Recognition Of Party Forbearance					2,540,000
Additional Charge On Party Forbearance					$ 290,000